UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261
Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)
Amy J. Lee Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: May 1, 2017 – July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 89.3%
Financial - 38.0%
Commercial International Bank Egypt SAE GDR	91,936	$424,743
Credicorp Ltd.	2,177	403,050
OTP Bank plc	8,662	320,824
Komercni Banka AS	4,918	211,368
Bancolombia S.A. ADR[1]	4,600	201,204
Qatar National Bank QPSC	3,578	135,622
Emaar Properties PJSC	54,743	122,811
Moneta Money Bank AS2	30,018	107,793
Alpha Bank AE*	43,024	102,972
Powszechna Kasa Oszczednosci Bank Polski S.A.*	7,964	81,252
Grupo de Inversiones Suramericana S.A.	5,354	74,921
National Bank of Greece S.A. ADR*	165,825	68,817
Bank Central Asia Tbk PT	47,600	66,806
Abu Dhabi Commercial Bank PJSC	32,791	64,726
Turkiye Garanti Bankasi AS ADR	21,939	64,501
Public Bank BHD	13,600	64,419
Ayala Land, Inc.	77,385	64,410
Sberbank of Russia PJSC ADR	5,503	64,110
Eurobank Ergasias S.A.*	58,034	63,290
First Abu Dhabi Bank PJSC	21,461	62,228
Egyptian Financial Group-Hermes Holding Co. GDR	23,894	60,929
Powszechny Zaklad Ubezpieczen S.A.	4,965	60,914
Masraf Al Rayan QSC	5,206	59,771
Siam Commercial Bank PCL	13,522	59,734
Akbank TAS ADR	9,550	56,918
Bank Rakyat Indonesia Persero Tbk PT	50,900	56,443
Banco de Chile ADR[1]	646	55,220
SM Prime Holdings, Inc.	79,200	54,778
Malayan Banking BHD	23,600	52,585
Banco Santander Chile ADR	1,840	52,017
Grupo Financiero Banorte SAB de CV — Class O	7,818	51,693
Piraeus Bank S.A.*,††	175,590	48,029
BDO Unibank, Inc.	19,050	47,531
Banco Bradesco S.A. ADR[1]	4,939	47,513
Ayala Corp.	2,640	45,256
Bank Mandiri Persero Tbk PT	41,500	42,515
Bank Pekao S.A.	1,193	42,235
Ezdan Holding Group QSC	11,757	42,142
DAMAC Properties Dubai Company PJSC	37,560	40,904
Qatar Insurance Company SAQ	2,026	38,954
CIMB Group Holdings BHD	23,600	36,104
Turkiye Is Bankasi — Class C	16,790	36,071
mBank S.A.*	264	33,275
Dubai Islamic Bank PJSC	19,720	32,643
Turkiye Halk Bankasi AS	7,539	32,286
China Construction Bank Corp. ADR	1,876	31,132
Bank Negara Indonesia Persero Tbk PT	55,600	31,088
Central Pattana PCL	14,714	30,731
Qatar Islamic Bank SAQ	1,100	29,156
Bank Zachodni WBK S.A.	274	28,846
Commercial Bank PQSC*	3,196	27,389
Banco Bradesco ADR	2,855	27,381
Standard Bank Group Ltd. ADR[1]	2,137	26,969
Aldar Properties PJSC	39,979	25,470
VTB Bank PJSC GDR	13,074	25,233
Industrial & Commercial Bank of China Ltd. ADR[1]	1,640	22,845
Bangkok Bank PCL	3,941	21,259
Banco do Brasil S.A. ADR	2,243	20,703
Emaar Malls PJSC	30,453	20,562
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	22,233	20,065
Banco Santander Brasil S.A. ADR	2,401	19,520
Hana Financial Group, Inc.	421	19,187
Krung Thai Bank PCL	35,197	19,145
Banco de Credito e Inversiones	313	19,012
GT Capital Holdings, Inc.	780	18,750
Doha Bank QSC	2,200	18,732
Pakuwon Jati Tbk PT	348,200	18,555
RMB Holdings Ltd.	3,834	18,479
FirstRand Ltd.	4,645	18,258
KB Financial Group, Inc. ADR	342	18,194
Bank of China Ltd. ADR[1]	1,415	17,334
BB Seguridade Participacoes S.A. ADR	1,962	17,324
Turkiye Vakiflar Bankasi TAO — Class D	8,664	17,310
Ping An Insurance Group Company of China Ltd. ADR[1]	1,160	17,197
China Evergrande Group*	6,000	16,709
Shinhan Financial Group Company Ltd. ADR[1]	348	16,537
CTBC Financial Holding Company Ltd.	23,349	15,001
PICC Property & Casualty Company Ltd. — Class H	8,000	14,914
AMMB Holdings BHD	12,800	14,799
Hong Leong Bank BHD	4,000	14,668
Redefine Properties Ltd.	17,871	14,588
Growthpoint Properties Ltd.	7,764	14,583
Bank of the Philippine Islands	7,010	14,531
Grupo Financiero Santander Mexico SAB de CV — Class B	6,657	13,635
Fibra Uno Administracion S.A. de CV	7,358	13,562
Mega Financial Holding Company Ltd.	16,000	13,538
Grupo Financiero Inbursa SAB de CV — Class O	7,358	13,262
China Merchants Bank Company Ltd. — Class H	4,000	13,162
Yapi ve Kredi Bankasi AS*	10,038	12,933
Sanlam Ltd. ADR	1,268	12,851
Barwa Real Estate Co.	1,358	12,477
Fubon Financial Holding Company Ltd.	8,000	12,426
Alior Bank S.A.*	695	12,341
E.Sun Financial Holding Company Ltd.	19,130	12,196

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Financial - 38.0% (continued)
Barclays Africa Group Ltd.	1,100	$12,056
First Financial Holding Company Ltd.	17,806	12,030
Shanghai Industrial Holdings Ltd.	4,000	11,575
Cathay Financial Holding Company Ltd.	7,000	11,406
Discovery Ltd.	1,061	11,283
Hyundai Marine & Fire Insurance Company Ltd.	265	10,751
China Resources Land Ltd.	3,283	10,551
China Life Insurance Company Ltd. ADR[1]	631	10,020
China Life Insurance Company Ltd.	9,152	9,684
Robinsons Land Corp.	16,400	8,353
Samsung Fire & Marine Insurance Company Ltd.	32	8,350
China Pacific Insurance Group Company Ltd. — Class H	1,600	7,068
Country Garden Holdings Company Ltd.	5,000	6,991
China Overseas Land & Investment Ltd.	2,000	6,786
NH Investment & Securities Company Ltd.	508	6,423
Samsung Securities Company Ltd.	173	6,269
CITIC Ltd.	4,000	6,084
Bank of Communications Company Ltd. — Class H	8,000	5,931
Mirae Asset Daewoo Company Ltd.	588	5,701
China CITIC Bank Corporation Ltd. — Class H	8,000	5,193
Nedbank Group Ltd.	289	4,799
Brait SE*	1,005	4,792
Total Financial		5,062,962
Communications - 9.9%
Naspers Ltd. — Class N	715	157,618
Emirates Telecommunications Group Company PJSC	27,265	139,184
Tencent Holdings Ltd. ADR[1]	2,511	100,340
Hellenic Telecommunications Organization S.A.	7,478	95,043
America Movil SAB de CV — Class L ADR[1]	5,300	93,704
Telekomunikasi Indonesia Persero Tbk PT	243,300	85,641
Alibaba Group Holding Ltd. ADR*,1	519	80,419
Grupo Televisa SAB ADR	2,000	53,240
O2 Czech Republic AS	3,825	48,697
Advanced Info Service PCL	5,848	32,600
Ooredoo QSC	1,236	32,523
PLDT, Inc. ADR	901	29,255
Turkcell Iletisim Hizmetleri AS ADR	3,112	28,630
Baidu, Inc. ADR*	120	27,162
China Mobile Ltd. ADR	496	26,501
MTN Group Ltd. ADR	2,713	24,200
DiGi.com BHD	17,600	19,731
Telefonica Brasil S.A. ADR	1,261	18,764
NAVER Corp.	26	18,657
Vodacom Group Ltd. ADR[1]	1,240	16,926
Cyfrowy Polsat S.A.	2,290	16,240
Axiata Group BHD	14,800	16,005
Chunghwa Telecom Company Ltd. ADR	464	15,692
Empresa Nacional de Telecomunicaciones S.A.	1,358	15,215
JD.com, Inc. ADR*	325	14,680
Globe Telecom, Inc.	330	13,838
Maxis BHD	9,600	12,668
Turk Telekomunika ADR*	3,044	12,511
Ctrip.com International Ltd. ADR*	201	12,006
True Corporation PCL*	68,614	11,650
China Unicom Hong Kong Ltd. ADR*	734	10,702
Telekom Malaysia BHD	7,200	10,695
TIM Participacoes S.A. ADR	484	8,165
Samsung SDI Company Ltd.	54	8,131
Orange Polska S.A.*	5,067	7,650
Sistema PJSC FC GDR	1,312	5,248
Total Communications		1,319,931
Consumer, Non-cyclical - 7.7%
Richter Gedeon Nyrt	4,826	122,934
Fomento Economico Mexicano SAB de CV ADR	630	63,555
Ambev S.A. ADR	10,228	62,186
DP World Ltd.	2,610	60,030
JG Summit Holdings, Inc.	31,020	48,872
Cencosud S.A.	14,231	40,450
Magnit PJSC GDR	1,097	40,260
BIM Birlesik Magazalar AS	2,042	39,755
Unilever Indonesia Tbk PT	10,800	39,677
Universal Robina Corp.	10,640	33,948
Cia Cervecerias Unidas S.A. ADR	913	24,295
Kroton Educational S.A. ADR[1]	4,749	23,080
Kalbe Farma Tbk PT	156,400	20,366
Cielo S.A. ADR	2,397	20,135
Bangkok Dusit Medical Services PCL — Class F	33,532	19,247
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,278	19,201
IHH Healthcare BHD	13,200	18,190
PPB Group BHD	4,600	18,114
Charoen Pokphand Foods PCL	23,923	17,685
Tiger Brands Ltd.	568	17,199
IOI Corporation BHD	15,600	16,287
Uni-President Enterprises Corp.	8,320	15,926
Aspen Pharmacare Holdings Ltd.	757	15,851
BRF S.A. ADR*	1,300	15,327
Coca-Cola Femsa SAB de CV	1,722	14,621
Grupo Bimbo SAB de CV	5,518	13,915
Kuala Lumpur Kepong BHD	2,400	13,902
Gruma SAB de CV — Class B	1,000	13,776
Charoen Pokphand Indonesia Tbk PT	66,100	13,246
CSPC Pharmaceutical Group Ltd.	8,000	12,476
Ulker Biskuvi Sanayi AS	2,001	12,062
Indofood Sukses Makmur Tbk PT	18,000	11,314
KT&G Corp.	106	10,798
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	10,646
Shoprite Holdings Ltd. ADR[1]	685	10,597

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Eurocash S.A.	1,036	$10,197
Hanjaya Mandala Sampoerna Tbk PT	37,000	9,858
Bidvest Group Ltd.	725	9,215
Arca Continental SAB de CV	1,200	8,873
Localiza Rent a Car SA ADR	525	8,762
LG Household & Health Care Ltd.	7	6,199
Amorepacific Corp.	22	5,573
Want Want China Holdings Ltd.	8,000	5,408
JBS S.A ADR	1,072	5,221
Total Consumer, Non-cyclical		1,019,229
Energy - 6.5%
MOL Hungarian Oil & Gas plc	1,720	148,134
PTT PCL	6,567	76,570
Polski Koncern Naftowy ORLEN S.A.	2,531	74,564
Gazprom PJSC ADR	17,577	68,375
LUKOIL PJSC ADR	1,451	67,573
Ecopetrol S.A. ADR[1]	7,000	65,380
Tupras Turkiye Petrol Rafinerileri AS	1,225	37,685
Tatneft PJSC ADR	857	33,063
PTT Exploration & Production PCL	11,122	29,412
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,775	29,191
Petroleo Brasileiro S.A. ADR*	3,264	28,756
Novatek PJSC GDR	262	27,405
Sasol Ltd. ADR[1]	874	26,342
Petronas Gas BHD	4,800	21,009
Surgutneftegas OJSC ADR	4,538	19,754
CNOOC Ltd. ADR[1]	164	18,442
Rosneft Oil Company PJSC GDR	3,492	17,914
Jastrzebska Spolka Weglowa S.A.*	600	13,759
Ultrapar Participacoes S.A. ADR	571	13,516
Grupa Lotos S.A.*	879	11,814
Petronas Dagangan BHD	2,100	11,664
SK Innovation Company Ltd.	70	11,041
China Petroleum & Chemical Corp. ADR[1]	103	7,848
PetroChina Company Ltd. ADR	93	6,009
China Everbright International Ltd.	4,000	5,224
Total Energy		870,444
Consumer, Cyclical - 6.4%
OPAP S.A.	6,851	78,512
Astra International Tbk PT	103,300	61,829
SACI Falabella	5,926	55,173
JUMBO S.A.	3,226	53,819
SM Investments Corp.	3,060	48,938
CP ALL PCL	25,561	46,664
Latam Airlines Group S.A. ADR[1]	3,632	42,603
Wal-Mart de Mexico SAB de CV	16,555	38,102
Turk Hava Yollari AO*	14,885	37,301
Arcelik AS	4,903	36,178
FF Group*	1,216	29,032
Steinhoff International Holdings N.V.	5,095	25,487
Jollibee Foods Corp.	5,480	24,435
Genting Malaysia BHD	17,200	24,104
Genting BHD	10,000	22,702
Minor International PCL	16,300	20,696
LPP S.A.	10	19,391
Bid Corporation Ltd.	725	17,383
Hyundai Motor Co.	134	17,362
Woolworths Holdings Limited/South Africa	3,380	16,139
Hyundai Mobis Company Ltd.	64	14,069
Matahari Department Store Tbk PT	14,000	13,318
LG Corp.	171	11,522
Yum China Holdings, Inc.*	320	11,453
Kia Motors Corp.	332	10,859
Mr Price Group Ltd.	803	10,537
Dongfeng Motor Group Company Ltd. — Class H	8,000	9,803
Home Product Center PCL	32,500	9,669
Cheng Shin Rubber Industry Company Ltd.	4,000	8,094
Great Wall Motor Company Ltd. — Class H	6,000	7,698
DXB Entertainments PJSC*	35,961	7,558
Far Eastern New Century Corp.	8,160	6,715
Samsung C&T Corp.	45	5,590
CCC S.A.	80	5,407
Total Consumer, Cyclical		848,142
Basic Materials - 5.9%
Southern Copper Corp.[1]	2,929	115,227
Cia de Minas Buenaventura S.A.A. ADR	6,551	80,184
Industries Qatar QSC	2,358	62,370
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	41,603
Grupo Mexico SAB de CV	11,956	38,844
KGHM Polska Miedz S.A.	1,097	37,165
MMC Norilsk Nickel PJSC ADR	2,466	36,583
Eregli Demir ve Celik Fabrikalari TAS	15,917	35,415
PTT Global Chemical PCL	15,511	33,444
Empresas CMPC S.A.	11,022	27,681
POSCO ADR	332	24,940
Petronas Chemicals Group BHD	12,800	20,778
Vale S.A. ADR	2,060	20,662
Formosa Plastics Corp.	6,000	18,003
Nan Ya Plastics Corp.	6,000	15,102
LG Chem Ltd.	45	13,190
Fibria Celulose S.A. ADR	1,179	12,462
Braskem S.A. ADR	500	12,010
Mexichem SAB de CV	3,905	11,099
China Steel Corp.	13,000	10,677
AngloGold Ashanti Ltd. ADR[1]	1,059	10,611
Grupa Azoty S.A.	538	10,492
Mondi Ltd.	399	10,349
Gerdau S.A. ADR	3,022	10,184
Novolipetsk Steel PJSC GDR	479	10,006
Industrias Penoles SAB de CV	400	9,808
Sappi Ltd.	1,438	9,516
Formosa Chemicals & Fibre Corp.	3,000	9,041
Severstal PJSC GDR	636	8,739
Hyundai Steel Co.	150	8,404
Synthos S.A.	6,003	7,383

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 89.3% (continued)
Basic Materials - 5.9% (continued)
PhosAgro PJSC GDR	479	$6,610
Korea Zinc Company Ltd.	13	5,733
Total Basic Materials		784,315
Utilities - 4.7%
CEZ AS	10,218	184,802
Enel Americas S.A. ADR	6,056	60,560
Tenaga Nasional BHD	17,200	56,724
PGE Polska Grupa Energetyczna S.A.	11,487	41,685
Interconexion Electrica S.A. ESP	9,122	41,557
Enel Generacion Chile S.A. ADR[1]	1,216	28,357
Enel Chile S.A. ADR	4,358	23,838
Qatar Electricity & Water Company QSC	423	22,900
Aboitiz Power Corp.	26,000	20,095
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	18,077
Metro Pacific Investments Corp.	132,100	17,776
Colbun S.A.	75,370	17,521
Korea Electric Power Corp. ADR[1]	801	16,076
Aguas Andinas S.A. — Class A	25,266	15,882
RusHydro PJSC ADR	12,040	15,050
Guangdong Investment Ltd.	10,000	14,084
Perusahaan Gas Negara Persero Tbk	82,400	13,915
Centrais Eletricas Brasileiras S.A. ADR*,1	2,702	11,646
CPFL Energia S.A. ADR	400	6,868
Total Utilities		627,413
Industrial - 4.1%
Airports of Thailand PCL	36,000	55,714
Hon Hai Precision Industry Company Ltd.	13,860	53,933
Grupo Argos S.A.	6,671	47,718
Cemex SAB de CV ADR*	4,416	42,879
Titan Cement Company S.A.	1,444	40,127
Cementos Argos S.A.	9,897	39,221
United Tractors Tbk PT	12,257	27,690
Qatar Gas Transport Company Ltd.	5,114	25,410
Embraer S.A. ADR	1,071	21,709
Delta Electronics, Inc.	4,000	21,262
Grupo Aeroportuario del Pacifico SAB de CV ADR	160	18,336
Semen Indonesia Persero Tbk PT	24,000	17,923
BTS Group Holdings PCL	61,960	16,013
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	15,488
Gamuda BHD	12,400	15,350
Indocement Tunggal Prakarsa Tbk PT	11,600	15,236
DMCI Holdings, Inc.	40,020	12,769
MISC BHD	6,400	11,047
Delta Electronics Thailand PCL	3,800	10,135
Promotora y Operadora de Infraestructura SAB de CV	837	9,167
LG Electronics, Inc.	147	8,814
LG Display Company Ltd. ADR[1]	592	8,424
Taiwan Cement Corp.	6,000	6,955
China Communications Construction Company Ltd. — Class H	4,000	5,337
Total Industrial		546,657
Technology - 3.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,982	179,154
Samsung Electronics Company Ltd. GDR	161	173,558
MediaTek, Inc.	4,000	35,237
Advanced Semiconductor Engineering, Inc. ADR	5,331	35,131
SK Hynix, Inc.	521	30,728
SK Holdings Company Ltd.	74	17,953
United Microelectronics Corp. ADR	7,000	15,820
NetEase, Inc. ADR	40	12,451
Quanta Computer, Inc.	4,000	9,485
Total Technology		509,517
Diversified - 2.3%
Empresas COPEC S.A.	4,117	50,052
KOC Holding AS ADR	2,041	47,453
Siam Cement PCL	2,800	42,577
Aboitiz Equity Ventures, Inc.	24,010	36,139
Sime Darby BHD	14,400	31,783
Haci Omer Sabanci Holding AS	10,126	31,065
Remgro Ltd.	1,121	18,161
IJM Corporation BHD	16,800	13,616
Grupo Carso SAB de CV	3,000	12,478
Alfa SAB de CV — Class A	8,737	12,081
CJ Corp.	45	7,801
Total Diversified		303,206
Total Common Stocks
(Cost $11,029,015)		11,891,816

PREFERRED STOCKS† - 1.8%
Itau Unibanco Holding S.A.	6,258	74,533
Grupo Aval Acciones y Valores S.A.	83,526	36,717
Grupo de Inversiones Suramericana	2,655	36,498
Samsung Electronics Company, Ltd.	19	32,786
Vale S.A.	3,110	29,203
Petroleo Brasileiro S.A.*	3,142	26,707
Hyundai Motor Co.	42	3,978
Total Preferred Stocks
(Cost $216,652)		240,422

RIGHT††† - 0.0%
Charoen Pokphand Foods PCL
Expires 07/31/17*,3	5,984	–
Total Right
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 8.3%
iShares MSCI India ETF	16,826	578,141
Global X MSCI Pakistan ETF	27,621	444,698
VanEck Vectors Egypt Index ETF*	2,900	78,097
Total Exchange-Traded Funds
(Cost $1,118,205)		1,100,936

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[4]	31,036	$31,036
Total Money Market Fund
(Cost $31,036)		31,036

	Face Amount
SECURITIES LENDING COLLATERAL††,5 - 5.4%
Repurchase Agreements
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	$250,000	250,000
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	250,000	250,000
NBC Global Finance Ltd. issued 07/31/17 at 1.20% due 08/01/17	222,010	222,010
Total Securities Lending Collateral
(Cost $722,010)		722,010
Total Investments - 105.0%
(Cost $13,116,918)		$13,986,220
Other Assets & Liabilities, net - (5.0)%		(668,407)
Total Net Assets - 100.0%		$13,317,813

Investment Concentration

At July 31, 2017, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Peru	4.5%
Hungary	4.5%
China	4.5%
Brazil	4.4%
Greece	4.4%
India	4.4%
Turkey	4.3%
United Arab Emirates	4.3%
Mexico	4.3%
Chile	4.3%
Egypt	4.2%
Republic of Korea	4.2%
Thailand	4.2%
Czech Republic	4.2%
Indonesia	4.1%
Poland	4.1%
Colombia	4.1%
Taiwan, Province of China	4.1%
Philippines	4.1%
Malaysia	4.0%
South Africa	3.8%
Qatar	3.8%
Russian Federation	3.4%
Pakistan	3.4%
United States	0.2%
Netherlands	0.2%
Total Investments	100.0%
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $107,793 (cost $98,108), or 0.8% of total net assets.
[3]	This security was fair valued by the Valuation Committee at July 31, 2017.
[4]	Rate indicated is the 7 day yield as of July 31, 2017.
[5]	Securities lending collateral — See Note 3.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$11,843,787	$48,029	$—		$11,891,816
Exchange-Traded Funds	1,100,936	—	—		1,100,936
Money Market Fund	31,036	—	—		31,036
Preferred Stocks	240,422	—	—		240,422
Right	—	—	—	*	—	*
Securities Lending Collateral	—	722,010	—		722,010
Total Assets	$13,216,181	$770,039	$—	*	$13,986,220

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The Guggenheim MSCI Emerging Markets Equal Country Weight ETF had a security with a total value of $48,029 transfer from Level 1 to Level 2 due to the security being halted on the principal exchange on which it trades. There were no other securities that transferred between levels.

Guggenheim Multi-Factor Large Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 19.8%
Boeing Co.	242	$58,674
FLIR Systems, Inc.	1,378	51,427
Cummins, Inc.	298	50,034
TE Connectivity Ltd.	619	49,761
Harris Corp.	431	49,337
Garmin Ltd.	979	49,136
WestRock Co.	845	48,520
General Dynamics Corp.	244	47,905
Corning, Inc.	1,612	46,974
Ingersoll-Rand plc	525	46,137
Total Industrial		497,905
Consumer, Cyclical - 18.1%
Wal-Mart Stores, Inc.	673	53,832
Costco Wholesale Corp.	325	51,516
Walgreens Boots Alliance, Inc.	638	51,467
BorgWarner, Inc.	1,092	51,040
CVS Health Corp.	629	50,276
Mohawk Industries, Inc.*	200	49,798
Ross Stores, Inc.	897	49,622
Staples, Inc.	4,885	49,583
DR Horton, Inc.	1,326	47,325
Total Consumer, Cyclical		454,459
Consumer, Non-cyclical - 17.5%
DaVita, Inc.*	789	51,111
Conagra Brands, Inc.	1,481	50,709
UnitedHealth Group, Inc.	261	50,063
Cigna Corp.	288	49,985
Quest Diagnostics, Inc.	454	49,173
Centene Corp.*	606	48,129
Anthem, Inc.	256	47,670
Humana, Inc.	205	47,396
Robert Half International, Inc.	996	45,069
Total Consumer, Non-cyclical		439,305
Financial - 16.0%
Prologis, Inc.	860	52,297
Lincoln National Corp.	698	50,995
Loews Corp.	1,045	50,870
CBRE Group, Inc. — Class A*	1,338	50,831
Allstate Corp.	555	50,505
Principal Financial Group, Inc.	752	50,196
XL Group Ltd.	1,094	48,574
Everest Re Group Ltd.	185	48,542
Total Financial		402,810
Technology - 8.4%
NetApp, Inc.	1,277	55,448
Xerox Corp.	1,706	52,323
Skyworks Solutions, Inc.	491	51,491
Fidelity National Information Services, Inc.	564	51,448
Total Technology		210,710
Communications - 7.7%
Motorola Solutions, Inc.	564	51,143
Level 3 Communications, Inc.*	838	49,174
Juniper Networks, Inc.	1,686	47,124
F5 Networks, Inc.*	385	46,489
Total Communications		193,930
Energy - 6.0%
Williams Companies, Inc.	1,619	51,453
Valero Energy Corp.	722	49,796
Baker Hughes a GE Co.	1,324	48,842
Total Energy		150,091
Utilities - 4.1%
FirstEnergy Corp.	1,681	53,641
AES Corp.	4,506	50,377
Total Utilities		104,018
Diversified - 1.9%
Leucadia National Corp.	1,851	48,182
Total Common Stocks
(Cost $2,499,239)		2,501,410

MONEY MARKET FUND† - 0.3%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[1]	7,005	7,005
Total Money Market Fund
(Cost $7,005)		7,005
Total Investments - 99.8%
(Cost $2,506,244)		$2,508,415
Other Assets & Liabilities, net - 0.2%		4,847
Total Net Assets - 100.0%		$2,513,262

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of July 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,501,410	$—	$—	$2,501,410
Money Market Fund	7,005	—	—	7,005
Total Assets	$2,508,415	$—	$—	$2,508,415

Guggenheim Multi-Factor Large Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 24.1%
Gilead Sciences, Inc.	694	$52,806
Celgene Corp.*	380	51,456
Biogen, Inc.*	173	50,099
PayPal Holdings, Inc.*	841	49,241
Allergan plc	191	48,196
Amgen, Inc.	274	47,816
Bristol-Myers Squibb Co.	826	46,999
UnitedHealth Group, Inc.	245	46,993
Abbott Laboratories	939	46,180
Procter & Gamble Co.	504	45,773
Eli Lilly & Co.	548	45,298
Pfizer, Inc.	1,355	44,932
Coca-Cola Co.	980	44,923
Johnson & Johnson	338	44,859
PepsiCo, Inc.	383	44,662
AbbVie, Inc.	637	44,533
Merck & Co., Inc.	690	44,077
Medtronic plc	519	43,580
Philip Morris International, Inc.	370	43,183
Mondelez International, Inc. — Class A	974	42,875
Danaher Corp.	526	42,864
Kraft Heinz Co.	489	42,768
Colgate-Palmolive Co.	586	42,309
Altria Group, Inc.	589	38,267
Total Consumer, Non-cyclical		1,094,689
Financial - 18.3%
Bank of New York Mellon Corp.	909	48,204
Capital One Financial Corp.	555	47,830
Citigroup, Inc.	697	47,710
American Express Co.	559	47,644
JPMorgan Chase & Co.	511	46,910
Morgan Stanley	1,000	46,900
Visa, Inc. — Class A	470	46,793
Allstate Corp.	514	46,774
Mastercard, Inc. — Class A	365	46,647
MetLife, Inc.	841	46,255
Berkshire Hathaway, Inc. — Class B*	264	46,192
Simon Property Group, Inc.	289	45,807
American International Group, Inc.	692	45,291
Bank of America Corp.	1,876	45,249
BlackRock, Inc. — Class A	106	45,212
Goldman Sachs Group, Inc.	200	45,066
Wells Fargo & Co.	826	44,554
U.S. Bancorp	840	44,335
Total Financial		833,373
Industrial - 13.0%
Boeing Co.	234	56,735
Caterpillar, Inc.	424	48,315
Raytheon Co.	276	47,409
Lockheed Martin Corp.	162	47,325
United Parcel Service, Inc. — Class B	420	46,321
Honeywell International, Inc.	336	45,736
FedEx Corp.	218	45,351
General Dynamics Corp.	223	43,782
Emerson Electric Co.	732	43,635
United Technologies Corp.	368	43,634
3M Co.	215	43,251
Union Pacific Corp.	405	41,699
General Electric Co.	1,590	40,720
Total Industrial		593,913
Consumer, Cyclical - 11.7%
NIKE, Inc. — Class B	840	49,602
General Motors Co.	1,308	47,062
McDonald's Corp.	293	45,457
Ford Motor Co.	4,034	45,261
Wal-Mart Stores, Inc.	559	44,715
CVS Health Corp.	557	44,521
Target Corp.	781	44,259
Walgreens Boots Alliance, Inc.	548	44,207
Home Depot, Inc.	294	43,982
Lowe's Cos., Inc.	565	43,731
Costco Wholesale Corp.	246	38,993
Starbucks Corp.	714	38,542
Total Consumer, Cyclical		530,332
Communications - 11.1%
Facebook, Inc. — Class A*	297	50,266
Priceline Group, Inc.*	24	48,683
Walt Disney Co.	425	46,721
Verizon Communications, Inc.	951	46,029
Time Warner, Inc.	448	45,885
Amazon.com, Inc.*	46	45,438
AT&T, Inc.	1,145	44,655
Cisco Systems, Inc.	1,416	44,533
Comcast Corp. — Class A	1,092	44,171
Twenty-First Century Fox, Inc. — Class A	1,084	31,544
Alphabet, Inc. — Class A*	23	21,747
Alphabet, Inc. — Class C*	23	21,402
Twenty-First Century Fox, Inc. — Class B	502	14,402
Total Communications		505,476
Technology - 7.9%
Oracle Corp.	997	49,781
Microsoft Corp.	639	46,455
Accenture plc — Class A	353	45,473
Texas Instruments, Inc.	549	44,677
Apple, Inc.	298	44,322
Intel Corp.	1,244	44,125
International Business Machines Corp.	288	41,665
QUALCOMM, Inc.	778	41,382
Total Technology		357,880
Energy - 6.9%
Kinder Morgan, Inc.	2,328	47,561
Chevron Corp.	422	46,077
Occidental Petroleum Corp.	728	45,085
ConocoPhillips	991	44,962
Schlumberger Ltd.	637	43,698
Exxon Mobil Corp.	541	43,302
Halliburton Co.	990	42,016
Total Energy		312,701
Utilities - 3.9%
Exelon Corp.	1,213	46,506
NextEra Energy, Inc.	317	46,311

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 3.9% (continued)
Duke Energy Corp.	518	$44,092
Southern Co.	876	41,987
Total Utilities		178,896
Basic Materials - 2.9%
Dow Chemical Co.	694	44,582
Monsanto Co.	378	44,158
EI du Pont de Nemours & Co.	536	44,065
Total Basic Materials		132,805
Total Common Stocks
(Cost $4,480,966)		4,540,065
Total Investments - 99.8%
(Cost $4,480,966)		$4,540,065
Other Assets & Liabilities, net - 0.2%		9,554
Total Net Assets - 100.0%		$4,549,619

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,540,065	$—	$—	$4,540,065

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Retail - 38.1%
PVH Corp.	9,713	$1,158,664
CarMax, Inc.*,1	17,206	1,139,898
Staples, Inc.	110,883	1,125,462
Kohl's Corp.	27,084	1,119,923
Macy's, Inc.	45,184	1,073,120
Gap, Inc.[1]	44,927	1,070,610
AutoNation, Inc.*,1	25,232	1,069,332
Yum! Brands, Inc.	14,030	1,058,985
Nordstrom, Inc.[1]	21,748	1,056,301
Signet Jewelers Ltd.[1]	17,241	1,054,459
McDonald's Corp.	6,771	1,050,453
Coach, Inc.	21,953	1,034,864
Tiffany & Co.	10,831	1,034,469
Best Buy Co., Inc.	17,644	1,029,351
Dollar General Corp.	13,635	1,024,807
Target Corp.	18,025	1,021,477
Tractor Supply Co.	17,987	1,009,430
Lowe's Cos., Inc.	13,041	1,009,373
Home Depot, Inc.	6,705	1,003,068
Dollar Tree, Inc.*	13,606	980,720
TJX Cos., Inc.	13,920	978,715
Genuine Parts Co.	11,196	950,875
Darden Restaurants, Inc.	11,133	933,836
Ross Stores, Inc.	16,553	915,712
AutoZone, Inc.*	1,691	912,836
L Brands, Inc.[1]	19,611	909,754
O'Reilly Automotive, Inc.*	4,405	899,942
Advance Auto Parts, Inc.[1]	7,990	894,960
Starbucks Corp.	16,492	890,238
Foot Locker, Inc.	18,723	883,538
Ulta Beauty, Inc.*	3,331	836,781
Chipotle Mexican Grill, Inc. — Class A*,1	2,225	764,888
Total Retail		31,896,841
Media - 14.2%
Scripps Networks Interactive, Inc. — Class A1	15,262	1,334,051
Charter Communications, Inc. — Class A*	3,081	1,207,475
CBS Corp. — Class B	16,894	1,112,132
Walt Disney Co.	9,710	1,067,421
Time Warner, Inc.	10,340	1,059,023
Comcast Corp. — Class A	25,207	1,019,623
Viacom, Inc. — Class B	28,974	1,011,772
DISH Network Corp. — Class A*	15,774	1,010,009
News Corp. — Class A	56,746	812,035
Twenty-First Century Fox, Inc. — Class A	25,028	728,315
Discovery Communications, Inc. — Class C*	23,451	542,422
Discovery Communications, Inc. — Class A*,1	16,591	408,139
Twenty-First Century Fox, Inc. — Class B	11,584	332,345
News Corp. — Class B	17,807	261,763
Total Media		11,906,525
Apparel - 7.7%
VF Corp.	18,537	1,152,815
NIKE, Inc. — Class B	19,185	1,132,874
Ralph Lauren Corp. — Class A	14,621	1,106,078
Hanesbrands, Inc.[1]	46,473	1,065,161
Michael Kors Holdings Ltd.*	28,731	1,046,958
Under Armour, Inc. — Class A*,1	24,330	487,087
Under Armour, Inc. — Class C*,1	24,410	442,065
Total Apparel		6,433,038
Internet - 6.6%
Netflix, Inc.*	6,490	1,178,973
Priceline Group, Inc.*	556	1,127,847
Expedia, Inc.[1]	7,143	1,117,665
TripAdvisor, Inc.*,1	27,366	1,067,821
Amazon.com, Inc.*	1,048	1,035,193
Total Internet		5,527,499
Lodging - 6.1%
Wyndham Worldwide Corp.	10,370	1,082,317
Marriott International, Inc. — Class A	10,014	1,043,359
Wynn Resorts Ltd.	7,914	1,023,597
MGM Resorts International	30,300	997,779
Hilton Worldwide Holdings, Inc.	15,840	990,475
Total Lodging		5,137,527
Home Builders - 3.8%
DR Horton, Inc.	30,508	1,088,830
PulteGroup, Inc.	43,757	1,068,546
Lennar Corp. — Class A	19,724	1,034,327
Total Home Builders		3,191,703
Auto Parts & Equipment - 3.7%
BorgWarner, Inc.	23,874	1,115,871
Delphi Automotive plc	11,969	1,082,237
Goodyear Tire & Rubber Co.	28,933	911,679
Total Auto Parts & Equipment		3,109,787
Leisure Time - 3.7%
Carnival Corp.[1]	16,193	1,081,368
Royal Caribbean Cruises Ltd.	9,339	1,055,961
Harley-Davidson, Inc.[1]	19,250	936,898
Total Leisure Time		3,074,227
Auto Manufacturers - 2.5%
General Motors Co.	29,869	1,074,687
Ford Motor Co.	92,154	1,033,968
Total Auto Manufacturers		2,108,655
Toys, Games & Hobbies - 2.3%
Hasbro, Inc.	9,505	1,006,390
Mattel, Inc.[1]	46,056	922,041
Total Toys, Games & Hobbies		1,928,431
Advertising - 2.3%
Omnicom Group, Inc.	12,584	990,864
Interpublic Group of Cos., Inc.	42,612	920,845
Total Advertising		1,911,709
Home Furnishings - 2.3%
Whirlpool Corp.	5,370	955,216
Leggett & Platt, Inc.	19,660	947,219
Total Home Furnishings		1,902,435
Commercial Services - 1.4%
H&R Block, Inc.	39,163	1,194,472
Distribution & Wholesale - 1.3%
LKQ Corp.*,1	32,082	1,108,754

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Textiles - 1.3%
Mohawk Industries, Inc.*	4,270	$1,063,187
Housewares - 1.2%
Newell Brands, Inc.	19,264	1,015,598
Electronics - 1.2%
Garmin Ltd.[1]	19,766	992,056
Total Common Stocks
(Cost $88,238,835)		83,502,444

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	137,922	137,922
Total Money Market Fund
(Cost $137,922)		137,922

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 9.6%
Repurchase Agreements
Deutsche Bank Securities, Inc. issued 07/31/17 at 1.08% due 08/01/17	$1,863,159	1,863,159
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	1,863,159	1,863,159
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	1,863,159	1,863,159
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	1,863,159	1,863,159
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	551,645	551,645
Total Securities Lending Collateral
(Cost $8,004,281)		8,004,281
Total Investments - 109.5%
(Cost $96,381,038)		$91,644,647
Other Assets & Liabilities, net - (9.5)%		(7,977,795)
Total Net Assets - 100.0%		$83,666,852
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$83,502,444	$—	$—	$83,502,444
Money Market Fund	137,922	—	—	137,922
Securities Lending Collateral	—	8,004,281	—	8,004,281
Total Assets	$83,640,366	$8,004,281	$—	$91,644,647

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 39.0%
Whole Foods Market, Inc.	410,542	$17,144,234
Tyson Foods, Inc. — Class A	241,455	15,298,588
Hormel Foods Corp.[1]	421,874	14,415,435
General Mills, Inc.	256,938	14,301,170
Mondelez International, Inc. — Class A	321,539	14,154,147
Kraft Heinz Co.	161,496	14,124,440
JM Smucker Co.	115,355	14,061,774
Sysco Corp.	265,783	13,985,501
Kellogg Co.	201,879	13,727,772
Campbell Soup Co.	259,439	13,706,162
Hershey Co.	128,645	13,547,605
McCormick & Co., Inc.	140,505	13,390,127
Conagra Brands, Inc.	378,447	12,958,025
Kroger Co.	476,566	11,685,398
Total Food		196,500,378
Beverages - 20.8%
Constellation Brands, Inc. — Class A	81,038	15,668,697
Monster Beverage Corp.*	293,082	15,460,076
Molson Coors Brewing Co. — Class B	167,833	14,933,780
Coca-Cola Co.	323,666	14,836,849
PepsiCo, Inc.	126,518	14,753,264
Brown-Forman Corp. — Class B	298,385	14,740,219
Dr Pepper Snapple Group, Inc.[1]	160,484	14,629,721
Total Beverages		105,022,606
Cosmetics & Personal Care - 11.9%
Coty, Inc. — Class A	782,747	16,030,660
Procter & Gamble Co.	166,388	15,111,358
Estee Lauder Cos., Inc. — Class A	152,240	15,070,238
Colgate-Palmolive Co.	193,591	13,977,270
Total Cosmetics & Personal Care		60,189,526
Retail - 11.3%
Wal-Mart Stores, Inc.	184,694	14,773,673
CVS Health Corp.	184,020	14,708,719
Walgreens Boots Alliance, Inc.	181,115	14,610,547
Costco Wholesale Corp.	81,316	12,889,399
Total Retail		56,982,338
Household Products & Housewares - 8.5%
Church & Dwight Company, Inc.	276,763	14,765,306
Clorox Co.	106,957	14,277,690
Kimberly-Clark Corp.	113,910	14,029,156
Total Household Products & Housewares		43,072,152
Agriculture - 8.3%
Archer-Daniels-Midland Co.	349,087	14,724,490
Philip Morris International, Inc.	122,117	14,252,275
Altria Group, Inc.	194,390	12,629,518
Total Agriculture		41,606,283
Total Common Stocks
(Cost $500,758,518)		503,373,283

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	363,512	363,512
Total Money Market Fund
(Cost $363,512)		363,512

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 2.2%
Repurchase Agreements
Deutsche Bank Securities, Inc. issued 07/31/17 at 1.08% due 08/01/17	$2,537,661	2,537,661
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	2,537,661	2,537,661
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	2,537,661	2,537,661
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	2,537,661	2,537,661
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	751,589	751,589
Total Securities Lending Collateral
(Cost $10,902,233)		10,902,233
Total Investments - 102.1%
(Cost $512,024,263)		$514,639,028
Other Assets & Liabilities, net - (2.1)%		(10,430,579)
Total Net Assets - 100.0%		$504,208,449

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$503,373,283	$—	$—	$503,373,283
Money Market Fund	363,512	—	—	363,512
Securities Lending Collateral	—	10,902,233	—	10,902,233
Total Assets	$503,736,795	$10,902,233	$—	$514,639,028

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Oil & Gas - 75.5%
Equities Corp.	110,350	$7,029,294
Cabot Oil & Gas Corp. — Class A	272,452	6,775,881
Tesoro Corp.	67,920	6,760,078
Valero Energy Corp.	95,520	6,588,014
EOG Resources, Inc.	69,201	6,583,783
Phillips 66	78,343	6,561,226
Concho Resources, Inc.*,1	50,319	6,554,553
Chevron Corp.	58,585	6,396,896
Apache Corp.[1]	128,954	6,380,644
Marathon Petroleum Corp.	113,940	6,379,501
Devon Energy Corp.	191,335	6,373,369
Occidental Petroleum Corp.	102,174	6,327,636
ConocoPhillips	139,081	6,310,105
Chesapeake Energy Corp.*,1	1,254,273	6,221,194
Noble Energy, Inc.	214,070	6,188,764
Cimarex Energy Co.	62,406	6,180,066
Hess Corp.[1]	137,033	6,103,450
Marathon Oil Corp.	497,107	6,079,619
Exxon Mobil Corp.	75,899	6,074,956
Pioneer Natural Resources Co.	36,785	5,999,634
Newfield Exploration Co.*	207,375	5,957,884
Anadarko Petroleum Corp.	129,924	5,933,629
Helmerich & Payne, Inc.[1]	117,020	5,923,552
Range Resources Corp.	269,042	5,679,477
Total Oil & Gas		151,363,205
Oil & Gas Services - 14.2%
TechnipFMC plc*	218,421	6,233,735
Schlumberger Ltd.	89,460	6,136,956
National Oilwell Varco, Inc.	182,219	5,960,383
Halliburton Co.	138,991	5,898,778
Baker Hughes a GE Co.	112,257	4,141,161
Total Oil & Gas Services		28,371,013
Pipelines - 10.2%
ONEOK, Inc.	126,059	7,131,158
Williams Companies, Inc.	212,103	6,740,633
Kinder Morgan, Inc.	326,714	6,674,767
Total Pipelines		20,546,558
Total Common Stocks
(Cost $227,300,458)		200,280,776

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	107,637	107,637
Total Money Market Fund
(Cost $107,637)		107,637

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 5.0%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$2,323,494	2,323,494
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	2,323,494	2,323,494
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	2,323,494	2,323,494
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	2,138,932	2,138,932
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	872,105	872,105
Total Securities Lending Collateral
(Cost $9,981,519)		9,981,519
Total Investments - 105.0%
(Cost $237,389,614)		$210,369,932
Other Assets & Liabilities, net - (5.0)%		(9,932,448)
Total Net Assets - 100.0%		$200,437,484

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$200,280,776	$—	$—	$200,280,776
Money Market Fund	107,637	—	—	107,637
Securities Lending Collateral	—	9,981,519	—	9,981,519
Total Assets	$200,388,413	$9,981,519	$—	$210,369,932

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 21.4%
Alexion Pharmaceuticals, Inc.*	257,154	$35,317,531
Vertex Pharmaceuticals, Inc.*	220,936	33,542,504
Automatic Data Processing, Inc.	270,705	32,189,532
ResMed, Inc.	414,720	31,983,206
Gilead Sciences, Inc.	418,848	31,870,144
Whole Foods Market, Inc.	758,471	31,673,749
H&R Block, Inc.	1,034,759	31,560,150
Celgene Corp.*	229,282	31,047,076
Nielsen Holdings plc[1]	719,405	30,941,609
Laboratory Corp. of America Holdings*	192,723	30,625,612
Moody's Corp.	231,979	30,535,396
Align Technology, Inc.*	182,060	30,445,894
Incyte Corp.*	227,657	30,344,402
Biogen, Inc.*	104,269	30,195,260
Avery Dennison Corp.	322,276	29,949,109
PayPal Holdings, Inc.*	507,494	29,713,775
Coty, Inc. — Class A	1,446,114	29,616,416
Cintas Corp.	219,078	29,542,668
Verisk Analytics, Inc. — Class A*	338,456	29,533,671
Allergan plc	116,626	29,428,238
Gartner, Inc.*	228,279	29,292,761
United Rentals, Inc.*	245,867	29,248,338
Equifax, Inc.	199,960	29,082,182
Constellation Brands, Inc. — Class A	149,716	28,947,589
Total System Services, Inc.	455,692	28,918,214
Amgen, Inc.	165,177	28,825,038
Global Payments, Inc.	304,146	28,702,258
Bristol-Myers Squibb Co.	504,187	28,688,240
UnitedHealth Group, Inc.	149,336	28,644,137
Monster Beverage Corp.*	541,465	28,562,278
Becton Dickinson and Co.	141,139	28,425,394
Perrigo Company plc[1]	378,917	28,388,462
S&P Global, Inc.	184,594	28,351,792
Tyson Foods, Inc. — Class A	446,085	28,263,946
Cigna Corp.	162,521	28,207,145
Abbott Laboratories	573,064	28,183,287
Western Union Co.[1]	1,425,572	28,155,047
Stryker Corp.	191,017	28,098,601
Regeneron Pharmaceuticals, Inc.*	56,952	27,998,742
Quanta Services, Inc.*	828,498	27,945,238
Aetna, Inc.	180,921	27,917,920
Procter & Gamble Co.	307,398	27,917,886
Estee Lauder Cos., Inc. — Class A	281,260	27,841,927
Cardinal Health, Inc.	360,366	27,841,877
Cooper Cos., Inc.	114,133	27,833,615
Baxter International, Inc.	460,027	27,822,433
Centene Corp.*	349,676	27,771,268
Intuitive Surgical, Inc.*	29,567	27,741,534
CR Bard, Inc.	86,234	27,646,620
Express Scripts Holding Co.*	441,289	27,642,343
Eli Lilly & Co.	334,404	27,641,835
AmerisourceBergen Corp. — Class A1	294,242	27,605,784
Molson Coors Brewing Co. — Class B	310,067	27,589,762
Pfizer, Inc.	826,981	27,422,690
IDEXX Laboratories, Inc.*	164,675	27,411,801
Coca-Cola Co.	597,968	27,410,853
Johnson & Johnson	206,030	27,344,302
IHS Markit Ltd.*	585,056	27,292,862
Church & Dwight Company, Inc.	511,315	27,278,655
Humana, Inc.	117,982	27,277,438
PepsiCo, Inc.	233,739	27,256,305
Envision Healthcare Corp.*	482,630	27,234,811
Brown-Forman Corp. — Class B	551,261	27,232,293
DaVita, Inc.*	420,353	27,230,467
Archer-Daniels-Midland Co.	644,933	27,203,274
AbbVie, Inc.	388,972	27,193,033
Thermo Fisher Scientific, Inc.	154,918	27,192,757
Quest Diagnostics, Inc.	249,974	27,074,684
Zoetis, Inc.	432,969	27,069,222
Illumina, Inc.*	155,664	27,062,186
Dr Pepper Snapple Group, Inc.	296,491	27,028,120
Anthem, Inc.	144,974	26,995,609
Merck & Co., Inc.	420,869	26,885,112
Edwards Lifesciences Corp.*	233,375	26,880,133
McKesson Corp.	165,855	26,846,949
Hologic, Inc.*	606,669	26,820,836
Ecolab, Inc.	202,521	26,665,940
Hormel Foods Corp.[1]	779,406	26,632,303
Henry Schein, Inc.*	145,894	26,583,346
Dentsply Sirona, Inc.	427,846	26,539,287
Universal Health Services, Inc. — Class B	238,917	26,479,171
General Mills, Inc.	474,688	26,421,134
Clorox Co.	197,603	26,378,024
Mylan N.V.*	675,977	26,356,343
Philip Morris International, Inc.	225,610	26,330,943
Medtronic plc	313,252	26,303,770
Zimmer Biomet Holdings, Inc.	216,775	26,299,143
Mondelez International, Inc. — Class A	594,040	26,149,641
Danaher Corp.	320,746	26,137,592
Kraft Heinz Co.	298,360	26,094,566
HCA Healthcare, Inc.*	324,283	26,052,896
JM Smucker Co.	213,116	25,978,840
Robert Half International, Inc.	573,552	25,953,228
Boston Scientific Corp.*	974,120	25,931,074
Kimberly-Clark Corp.	210,447	25,918,653
Sysco Corp.	491,031	25,838,051
Colgate-Palmolive Co.	357,656	25,822,763
Varian Medical Systems, Inc.*,1	264,987	25,735,537
Kellogg Co.	372,968	25,361,824
Campbell Soup Co.	479,310	25,321,947
Hershey Co.	237,670	25,029,028
McCormick & Co., Inc.	259,581	24,738,069
Patterson Companies, Inc.[1]	587,467	24,509,123
Conagra Brands, Inc.	699,175	23,939,752
Altria Group, Inc.	359,134	23,332,936
Kroger Co.	880,448	21,588,585
Total Consumer, Non-cyclical		2,946,867,336
Financial - 19.9%
Ameriprise Financial, Inc.	214,241	31,039,236
Affiliated Managers Group, Inc.	166,775	30,991,798

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 19.9% (continued)
T. Rowe Price Group, Inc.	369,865	$30,595,233
E*TRADE Financial Corp.*	733,619	30,078,379
Iron Mountain, Inc.	813,579	29,638,683
Kimco Realty Corp.	1,460,925	29,481,466
CBRE Group, Inc. — Class A*	775,611	29,465,462
Progressive Corp.	623,281	29,375,233
Unum Group	582,929	29,222,230
Capital One Financial Corp.	338,456	29,168,139
Bank of New York Mellon Corp.	548,578	29,091,091
BB&T Corp.	614,378	29,072,367
Lincoln National Corp.	397,074	29,010,226
Zions Bancorporation	640,055	29,007,293
Hartford Financial Services Group, Inc.	526,112	28,936,160
State Street Corp.	310,244	28,924,048
Extra Space Storage, Inc.[1]	363,659	28,910,891
Fifth Third Bancorp	1,081,412	28,873,700
Prologis, Inc.	474,351	28,845,284
Federal Realty Investment Trust	217,358	28,828,192
Raymond James Financial, Inc.	346,152	28,796,385
Citigroup, Inc.	420,475	28,781,514
Regency Centers Corp.	434,499	28,772,524
American Express Co.	337,439	28,759,926
Cincinnati Financial Corp.	377,534	28,752,989
Synchrony Financial	944,257	28,629,872
JPMorgan Chase & Co.	311,640	28,608,552
Nasdaq, Inc.	384,174	28,571,021
CBOE Holdings, Inc.	301,951	28,543,428
Visa, Inc. — Class A	286,585	28,532,403
Prudential Financial, Inc.	251,504	28,477,798
Vornado Realty Trust	358,822	28,472,526
American Tower Corp. — Class A	208,008	28,357,731
PNC Financial Services Group, Inc.	220,014	28,337,803
Morgan Stanley	603,430	28,300,867
XL Group Ltd.	636,600	28,265,040
Intercontinental Exchange, Inc.	423,633	28,260,557
Aon plc[1]	204,308	28,229,236
Allstate Corp.	310,176	28,226,016
MetLife, Inc.	512,873	28,208,015
Duke Realty Corp.	985,738	28,182,249
Charles Schwab Corp.	656,330	28,156,557
Mastercard, Inc. — Class A	220,244	28,147,183
Assurant, Inc.	266,518	28,056,350
Realty Income Corp.	489,960	27,957,118
Berkshire Hathaway, Inc. — Class B*	159,405	27,891,093
Torchmark Corp.	353,050	27,880,359
Principal Financial Group, Inc.	417,494	27,867,725
Apartment Investment & Management Co. — Class A	610,909	27,826,904
Everest Re Group Ltd.	106,030	27,821,212
Equinix, Inc.	61,694	27,807,337
Loews Corp.	570,883	27,790,584
Franklin Resources, Inc.	620,422	27,782,497
Travelers Cos., Inc.	216,395	27,718,036
Aflac, Inc.	347,440	27,708,340
Alexandria Real Estate Equities, Inc.	228,442	27,698,592
Willis Towers Watson plc	186,044	27,698,231
American International Group, Inc.	422,250	27,636,263
Bank of America Corp.	1,144,920	27,615,470
BlackRock, Inc. — Class A	64,743	27,614,832
Simon Property Group, Inc.	174,161	27,604,519
Digital Realty Trust, Inc.[1]	239,148	27,583,330
Arthur J Gallagher & Co.	468,213	27,526,242
Host Hotels & Resorts, Inc.	1,474,434	27,512,938
HCP, Inc.	869,148	27,508,535
Regions Financial Corp.	1,881,954	27,476,528
Invesco Ltd.	789,635	27,455,609
SunTrust Banks, Inc.	479,215	27,454,227
Goldman Sachs Group, Inc.	121,830	27,451,954
Ventas, Inc.	405,258	27,294,126
Equity Residential	400,706	27,272,050
Discover Financial Services	447,413	27,265,348
Wells Fargo & Co.	503,715	27,170,387
Alliance Data Systems Corp.	112,277	27,107,036
Chubb Ltd.	184,905	27,081,186
Welltower, Inc.	368,957	27,077,754
M&T Bank Corp.	165,882	27,063,648
U.S. Bancorp	512,387	27,043,786
Huntington Bancshares, Inc.	2,039,151	27,018,751
Marsh & McLennan Companies, Inc.	346,410	27,009,588
Comerica, Inc.	372,914	26,965,411
Weyerhaeuser Co.	815,529	26,928,768
Public Storage	130,557	26,838,602
People's United Financial, Inc.	1,533,689	26,747,536
AvalonBay Communities, Inc.	138,971	26,731,072
CME Group, Inc. — Class A	217,860	26,713,993
Crown Castle International Corp.	265,530	26,707,007
Macerich Co.[1]	464,432	26,653,752
Essex Property Trust, Inc.	101,788	26,637,920
SL Green Realty Corp.	255,217	26,356,260
UDR, Inc.	673,796	26,338,686
GGP, Inc.	1,162,102	26,275,126
KeyCorp	1,455,437	26,256,083
Navient Corp.	1,775,898	26,194,496
Mid-America Apartment Communities, Inc.	252,792	26,171,556
Boston Properties, Inc.	216,382	26,162,748
Citizens Financial Group, Inc.	745,733	26,160,314
Northern Trust Corp.	295,366	25,847,479
Total Financial		2,737,960,597
Consumer, Cyclical - 14.2%
PVH Corp.	256,654	30,616,255
VF Corp.[1]	489,784	30,459,666
CarMax, Inc.*,1	454,621	30,118,641
NIKE, Inc. — Class B	506,924	29,933,862
Staples, Inc.	2,929,762	29,737,084
Kohl's Corp.[1]	715,610	29,590,473
BorgWarner, Inc.[1]	630,814	29,484,246
LKQ Corp.*	847,670	29,295,476
Ralph Lauren Corp. — Class A	386,315	29,224,729
PACCAR, Inc.	423,375	28,980,019
DR Horton, Inc.	806,073	28,768,745
Wyndham Worldwide Corp.	274,012	28,598,632
Delphi Automotive plc	316,247	28,595,054
Carnival Corp.[1]	427,846	28,571,556

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 14.2% (continued)
General Motors Co.	789,174	$28,394,481
Macy's, Inc.	1,193,838	28,353,653
Gap, Inc.[1]	1,187,049	28,287,377
AutoNation, Inc.*,1	666,668	28,253,390
PulteGroup, Inc.	1,156,154	28,233,281
Hanesbrands, Inc.[1]	1,227,916	28,143,834
Mohawk Industries, Inc.*	112,833	28,094,289
Yum! Brands, Inc.	370,719	27,981,871
Nordstrom, Inc.[1]	574,634	27,909,973
Royal Caribbean Cruises Ltd.	246,762	27,901,379
Signet Jewelers Ltd.[1]	455,543	27,861,010
McDonald's Corp.	178,903	27,755,011
Michael Kors Holdings Ltd.*	759,108	27,661,896
Marriott International, Inc. — Class A	264,594	27,568,049
Coach, Inc.	580,056	27,343,840
Tiffany & Co.	286,194	27,334,389
Lennar Corp. — Class A	521,154	27,329,316
Ford Motor Co.	2,434,882	27,319,376
Wal-Mart Stores, Inc.	341,220	27,294,188
Best Buy Co., Inc.	466,193	27,197,700
American Airlines Group, Inc.	539,094	27,191,901
CVS Health Corp.	339,973	27,174,042
Dollar General Corp.	360,271	27,077,968
Wynn Resorts Ltd.	209,120	27,047,580
Walgreens Boots Alliance, Inc.	334,607	26,992,747
Target Corp.	476,275	26,990,504
Newell Brands, Inc.	509,012	26,835,113
Fastenal Co.[1]	622,698	26,751,106
Tractor Supply Co.	475,271	26,672,209
Lowe's Cos., Inc.	344,568	26,669,564
Hasbro, Inc.	251,153	26,592,079
Home Depot, Inc.	177,169	26,504,482
Hilton Worldwide Holdings, Inc.	418,538	26,171,181
MGM Resorts International	793,292	26,123,106
Dollar Tree, Inc.*	359,514	25,913,769
TJX Cos., Inc.	367,806	25,860,440
Alaska Air Group, Inc.[1]	301,341	25,683,293
WW Grainger, Inc.[1]	153,687	25,625,770
Southwest Airlines Co.	455,774	25,300,015
Whirlpool Corp.	141,898	25,240,816
Delta Air Lines, Inc.	511,221	25,233,869
Genuine Parts Co.	295,813	25,123,398
Leggett & Platt, Inc.	519,459	25,027,535
Harley-Davidson, Inc.[1]	508,633	24,755,168
Darden Restaurants, Inc.	294,174	24,675,315
Mattel, Inc.[1]	1,216,886	24,362,058
Ross Stores, Inc.	437,372	24,195,419
AutoZone, Inc.*	44,689	24,124,016
Goodyear Tire & Rubber Co.	764,460	24,088,135
L Brands, Inc.	518,159	24,037,396
Costco Wholesale Corp.	150,231	23,813,116
O'Reilly Automotive, Inc.*	116,382	23,776,843
Advance Auto Parts, Inc.[1]	211,125	23,648,111
Starbucks Corp.	435,760	23,522,325
Foot Locker, Inc.	494,704	23,345,082
United Continental Holdings, Inc.*	343,781	23,267,098
Ulta Beauty, Inc.*	88,022	22,112,007
Chipotle Mexican Grill, Inc. — Class A*,1	58,794	20,211,613
Under Armour, Inc. — Class A*,1	642,846	12,869,777
Under Armour, Inc. — Class C*,1	644,960	11,680,226
Total Consumer, Cyclical		1,950,478,933
Industrial - 13.5%
Boeing Co.	142,601	34,575,038
Acuity Brands, Inc.[1]	152,941	30,993,494
Caterpillar, Inc.	255,854	29,154,563
Expeditors International of Washington, Inc.	494,432	29,112,155
Raytheon Co.	168,375	28,921,774
Parker-Hannifin Corp.	172,561	28,641,674
Lockheed Martin Corp.	97,833	28,579,954
Cummins, Inc.	170,190	28,574,901
L3 Technologies, Inc.	162,969	28,514,685
Allegion plc	350,896	28,506,791
Xylem, Inc.	502,128	28,485,722
Harris Corp.	248,482	28,443,735
TransDigm Group, Inc.[1]	100,393	28,324,881
Ball Corp.	672,793	28,190,027
Textron, Inc.	573,064	28,154,634
Fortune Brands Home & Security, Inc.	428,049	28,109,978
Kansas City Southern	272,114	28,079,443
Waste Management, Inc.	373,022	28,032,603
Packaging Corporation of America	255,826	28,007,830
Eaton Corp. plc	357,805	27,998,241
United Parcel Service, Inc. — Class B	253,199	27,925,318
PerkinElmer, Inc.	424,039	27,914,487
Fortive Corp.	429,541	27,808,484
J.B. Hunt Transport Services, Inc.	306,356	27,789,553
Northrop Grumman Corp.	105,569	27,778,371
Masco Corp.	728,104	27,762,606
Deere & Co.	215,164	27,601,238
Rockwell Automation, Inc.	167,141	27,583,279
Honeywell International, Inc.	202,548	27,570,834
Roper Technologies, Inc.	118,415	27,526,751
Rockwell Collins, Inc.	258,117	27,497,204
FLIR Systems, Inc.	735,422	27,445,949
Dover Corp.	326,424	27,419,616
Amphenol Corp. — Class A	357,710	27,407,741
TE Connectivity Ltd.	340,488	27,371,830
Agilent Technologies, Inc.	457,697	27,365,704
FedEx Corp.	131,287	27,311,635
Corning, Inc.	936,099	27,277,925
Stanley Black & Decker, Inc.	193,577	27,234,348
Republic Services, Inc. — Class A	423,836	27,218,748
WestRock Co.	472,955	27,157,076
Ingersoll-Rand plc	307,561	27,028,461
AMETEK, Inc.	434,431	26,752,261
Sealed Air Corp.	613,958	26,713,313
General Dynamics Corp.	135,854	26,672,216
United Technologies Corp.	224,636	26,635,091
Emerson Electric Co.	446,383	26,608,891

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 13.5% (continued)
Snap-on, Inc.[1]	172,046	$26,529,493
Stericycle, Inc.*	342,995	26,438,055
3M Co.	130,961	26,345,424
Illinois Tool Works, Inc.	187,154	26,334,439
Garmin Ltd.[1]	522,263	26,212,380
CH Robinson Worldwide, Inc.[1]	399,350	26,197,360
Mettler-Toledo International, Inc.*	45,622	26,145,056
Martin Marietta Materials, Inc.	115,407	26,131,607
Jacobs Engineering Group, Inc.	493,171	25,999,975
Pentair plc	408,999	25,795,567
Norfolk Southern Corp.	227,886	25,655,406
Vulcan Materials Co.	207,927	25,599,972
Union Pacific Corp.	246,925	25,423,398
Waters Corp.*	146,491	25,407,399
Fluor Corp.	584,676	25,392,479
CSX Corp.	510,841	25,204,895
Johnson Controls International plc[1]	644,162	25,090,110
General Electric Co.	969,934	24,840,010
Arconic, Inc.	990,504	24,554,594
Flowserve Corp.	572,942	23,565,104
AO Smith Corp.	392,934	21,041,616
Total Industrial		1,849,685,392
Technology - 9.0%
Red Hat, Inc.*	305,000	30,155,349
Oracle Corp.	601,817	30,048,723
Advanced Micro Devices, Inc.*,1	2,206,861	30,035,379
Xerox Corp.	976,236	29,941,158
NetApp, Inc.	685,734	29,774,570
NVIDIA Corp.	181,138	29,436,736
Fidelity National Information Services, Inc.	320,285	29,216,398
HP, Inc.	1,522,483	29,079,425
Activision Blizzard, Inc.	466,993	28,850,828
Adobe Systems, Inc.*	196,301	28,756,133
Electronic Arts, Inc.*	245,338	28,640,758
Fiserv, Inc.*	220,570	28,343,245
Autodesk, Inc.*	255,773	28,337,090
Cognizant Technology Solutions Corp. — Class A	408,687	28,330,182
DXC Technology Co.	360,854	28,283,737
Salesforce.com, Inc.*	310,528	28,195,942
ANSYS, Inc.*	217,629	28,193,837
CSRA, Inc.	861,696	28,099,907
Microsoft Corp.	385,381	28,017,199
Hewlett Packard Enterprise Co.	1,595,071	27,929,693
Accenture plc — Class A	215,380	27,745,252
Synopsys, Inc.*	361,668	27,692,919
Broadcom Ltd.	111,355	27,466,824
Lam Research Corp.[1]	171,749	27,387,096
Citrix Systems, Inc.*	346,016	27,328,344
Texas Instruments, Inc.	334,974	27,260,184
Analog Devices, Inc.	344,785	27,241,463
Apple, Inc.	181,897	27,053,541
Intel Corp.	758,891	26,917,864
Applied Materials, Inc.	605,720	26,839,453
Western Digital Corp.	315,082	26,819,780
Paychex, Inc.	462,778	26,771,707
Skyworks Solutions, Inc.	253,239	26,557,174
Akamai Technologies, Inc.*	563,063	26,542,790
CA, Inc.	854,622	26,527,467
Intuit, Inc.	193,279	26,519,812
Cerner Corp.*,1	408,876	26,319,348
Xilinx, Inc.	414,378	26,213,552
Microchip Technology, Inc.[1]	324,620	25,982,585
International Business Machines Corp.	175,854	25,440,798
QUALCOMM, Inc.	475,014	25,265,995
Micron Technology, Inc.*	885,626	24,903,803
Qorvo, Inc.*,1	360,040	24,684,342
KLA-Tencor Corp.	265,733	24,614,848
Seagate Technology plc[1]	639,608	21,081,480
Total Technology		1,234,844,710
Energy - 6.3%
ONEOK, Inc.	548,022	31,001,604
Equities Corp.	479,731	30,558,865
Cabot Oil & Gas Corp. — Class A	1,184,447	29,457,197
Tesoro Corp.	295,271	29,388,324
Williams Companies, Inc.	922,088	29,303,957
Kinder Morgan, Inc.	1,420,342	29,017,587
Valero Energy Corp.	415,259	28,640,413
EOG Resources, Inc.	300,842	28,622,108
Phillips 66	340,583	28,523,826
Concho Resources, Inc.*	218,755	28,495,026
Chevron Corp.	254,688	27,809,383
Apache Corp.[1]	560,611	27,739,032
Marathon Petroleum Corp.	495,339	27,734,031
Devon Energy Corp.	831,804	27,707,391
Occidental Petroleum Corp.	444,188	27,508,563
ConocoPhillips	604,635	27,432,290
TechnipFMC plc*	949,555	27,100,300
Chesapeake Energy Corp.*,1	5,452,774	27,045,759
Noble Energy, Inc.	930,638	26,904,745
Cimarex Energy Co.	271,302	26,867,037
Schlumberger Ltd.	388,918	26,679,775
Hess Corp.[1]	595,732	26,533,903
Marathon Oil Corp.	2,161,101	26,430,265
Exxon Mobil Corp.	329,961	26,410,078
Pioneer Natural Resources Co.	159,920	26,082,952
National Oilwell Varco, Inc.[1]	792,169	25,911,848
Newfield Exploration Co.*	901,533	25,901,043
Anadarko Petroleum Corp.	564,825	25,795,558
Helmerich & Payne, Inc.[1]	508,728	25,751,811
Halliburton Co.	604,242	25,644,030
Range Resources Corp.[1]	1,169,623	24,690,742
Baker Hughes a GE Co.	488,023	18,003,168
Total Energy		870,692,611
Communications - 6.3%
Scripps Networks Interactive, Inc. — Class A1	403,267	35,249,568
Charter Communications, Inc. — Class A*	81,409	31,905,000
Netflix, Inc.*	171,478	31,150,693
Facebook, Inc. — Class A*	181,138	30,657,607
Priceline Group, Inc.*	14,702	29,823,006
VeriSign, Inc.*,1	293,510	29,694,407
Expedia, Inc.[1]	188,727	29,530,114
CBS Corp. — Class B	446,383	29,385,393
Motorola Solutions, Inc.	314,486	28,517,590

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 6.3% (continued)
Symantec Corp.	912,157	$28,267,745
TripAdvisor, Inc.*,1	723,050	28,213,411
Walt Disney Co.	256,573	28,205,069
Verizon Communications, Inc.	580,056	28,074,710
Time Warner, Inc.	273,212	27,982,372
eBay, Inc.*	775,611	27,712,581
Amazon.com, Inc.*	27,697	27,358,543
AT&T, Inc.	698,632	27,246,648
Cisco Systems, Inc.	863,891	27,169,372
Comcast Corp. — Class A	666,017	26,940,388
Viacom, Inc. — Class B1	765,543	26,732,762
DISH Network Corp. — Class A*	416,789	26,687,000
Juniper Networks, Inc.	947,225	26,474,939
Omnicom Group, Inc.[1]	332,508	26,181,680
Level 3 Communications, Inc.*	434,567	25,500,392
F5 Networks, Inc.*	209,581	25,306,906
Interpublic Group of Cos., Inc.	1,125,883	24,330,332
CenturyLink, Inc.[1]	1,037,929	24,152,608
News Corp. — Class A	1,499,340	21,455,556
Twenty-First Century Fox, Inc. — Class A	661,275	19,243,103
Discovery Communications, Inc. — Class C*	619,635	14,332,158
Alphabet, Inc. — Class A*	14,146	13,375,043
Alphabet, Inc. — Class C*	14,065	13,087,483
Discovery Communications, Inc. — Class A*,1	438,389	10,784,369
Twenty-First Century Fox, Inc. — Class B	306,085	8,781,579
News Corp. — Class B	470,503	6,916,394
Total Communications		866,426,521
Utilities - 5.6%
NRG Energy, Inc.	1,623,742	39,976,528
FirstEnergy Corp.	930,950	29,706,614
Exelon Corp.	740,028	28,372,674
NextEra Energy, Inc.	193,238	28,230,139
American Water Works Co., Inc.	341,912	27,729,063
Public Service Enterprise Group, Inc.	611,329	27,491,465
NiSource, Inc.	1,051,614	27,405,060
Xcel Energy, Inc.	572,331	27,076,980
CenterPoint Energy, Inc.	959,635	27,052,111
WEC Energy Group, Inc.	429,269	27,031,069
Ameren Corp.	481,437	27,008,616
Consolidated Edison, Inc.	325,529	26,973,333
Duke Energy Corp.	316,138	26,909,667
PG&E Corp.	396,139	26,814,649
Pinnacle West Capital Corp.	307,981	26,711,192
CMS Energy Corp.	576,845	26,673,313
Sempra Energy	235,651	26,630,920
DTE Energy Co.	248,658	26,621,325
Alliant Energy Corp.	656,816	26,620,752
American Electric Power Company, Inc.	377,115	26,601,692
PPL Corp.	691,330	26,498,679
Eversource Energy	434,987	26,442,860
Dominion Energy, Inc.[1]	341,831	26,382,517
Edison International	333,376	26,230,024
Entergy Corp.	341,831	26,225,274
AES Corp.	2,312,308	25,851,603
SCANA Corp.	398,238	25,634,580
Southern Co.	534,730	25,629,609
Total Utilities		766,532,308
Basic Materials - 3.6%
Freeport-McMoRan, Inc.*	2,192,579	32,055,505
LyondellBasell Industries N.V. — Class A	330,962	29,816,366
Newmont Mining Corp.	790,096	29,367,868
CF Industries Holdings, Inc.	994,502	29,188,634
Mosaic Co.	1,152,713	27,826,492
Eastman Chemical Co.	328,239	27,296,355
Albemarle Corp.	234,838	27,194,240
International Paper Co.	493,714	27,144,396
FMC Corp.	353,687	27,014,613
Monsanto Co.	230,598	26,938,458
Dow Chemical Co.	418,593	26,890,414
EI du Pont de Nemours & Co.	326,898	26,874,285
Air Products & Chemicals, Inc.	185,800	26,411,470
International Flavors & Fragrances, Inc.	197,521	26,305,847
Nucor Corp.	453,253	26,139,101
PPG Industries, Inc.	246,518	25,946,020
Praxair, Inc.	198,984	25,899,757
Sherwin-Williams Co.	76,789	25,898,626
Total Basic Materials		494,208,447
Diversified - 0.2%
Leucadia National Corp.	1,071,994	27,904,004
Total Common Stocks
(Cost $11,613,892,248)		13,745,600,859

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 3.3%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$105,509,333	$105,509,333
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	105,509,333	105,509,333
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	105,509,333	105,509,333
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	97,139,110	97,139,110
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	27,262,249	27,262,249
Deutsche Bank Securities, Inc. issued 07/31/17 at 1.21% due 08/01/17	12,348,891	12,348,891
Total Securities Lending Collateral
(Cost $453,278,249)		453,278,249
Total Investments - 103.3%
(Cost $12,067,170,497)		$14,198,879,108
Other Assets & Liabilities, net - (3.3)%		(449,109,855)
Total Net Assets - 100.0%		$13,749,769,253

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,745,600,859	$—	$—	$13,745,600,859
Securities Lending Collateral	—	453,278,249	—	453,278,249
Total Assets	$13,745,600,859	$453,278,249	$—	$14,198,879,108

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Insurance - 34.7%
Progressive Corp.	109,451	$5,158,425
Unum Group	102,364	5,131,508
Lincoln National Corp.	69,733	5,094,693
Hartford Financial Services Group, Inc.	92,388	5,081,340
Cincinnati Financial Corp.	66,305	5,049,789
Prudential Financial, Inc.	44,171	5,001,482
XL Group Ltd.	111,789	4,963,432
Aon plc	35,887	4,958,507
Allstate Corp.	54,471	4,956,861
MetLife, Inc.	90,068	4,953,740
Assurant, Inc.	46,808	4,927,478
Berkshire Hathaway, Inc. — Class B*	27,992	4,897,761
Torchmark Corp.	61,992	4,895,508
Principal Financial Group, Inc.	73,319	4,894,043
Everest Re Group Ltd.	18,611	4,883,340
Loews Corp.	100,250	4,880,170
Travelers Cos., Inc.	38,007	4,868,317
Aflac, Inc.	61,011	4,865,627
Willis Towers Watson plc	32,674	4,864,505
American International Group, Inc.	74,152	4,853,248
Arthur J Gallagher & Co.	82,218	4,833,596
Chubb Ltd.	32,478	4,756,728
Marsh & McLennan Companies, Inc.	60,832	4,743,071
Total Insurance		113,513,169
Banks - 32.9%
Capital One Financial Corp.	59,431	5,121,765
Bank of New York Mellon Corp.	96,329	5,108,326
BB&T Corp.	107,886	5,105,165
Zions Bancorporation	112,392	5,093,605
State Street Corp.	54,481	5,079,264
Fifth Third Bancorp	189,886	5,069,956
Citigroup, Inc.	73,838	5,054,211
JPMorgan Chase & Co.	54,725	5,023,755
PNC Financial Services Group, Inc.	38,643	4,977,218
Morgan Stanley	105,960	4,969,524
Bank of America Corp.	201,046	4,849,230
Regions Financial Corp.	330,451	4,824,585
Goldman Sachs Group, Inc.	21,404	4,822,963
SunTrust Banks, Inc.	84,153	4,821,125
Wells Fargo & Co.	88,457	4,771,371
M&T Bank Corp.	29,129	4,752,396
U.S. Bancorp	89,973	4,748,775
Huntington Bancshares, Inc.	358,035	4,743,964
Comerica, Inc.	65,493	4,735,799
KeyCorp	255,560	4,610,302
Citizens Financial Group, Inc.	130,951	4,593,761
Northern Trust Corp.	51,870	4,539,144
Total Banks		107,416,204
Diversified Financial Services - 26.1%
Ameriprise Financial, Inc.	37,617	5,449,951
Affiliated Managers Group, Inc.	29,287	5,442,403
T. Rowe Price Group, Inc.[1]	64,946	5,372,333
E*TRADE Financial Corp.*	128,822	5,281,703
Raymond James Financial, Inc.	60,792	5,057,286
American Express Co.	59,251	5,049,963
Synchrony Financial	165,808	5,027,299
Nasdaq, Inc.	67,466	5,017,447
CBOE Holdings, Inc.	53,024	5,012,359
Intercontinental Exchange, Inc.	74,390	4,962,557
Charles Schwab Corp.	115,258	4,944,568
Franklin Resources, Inc.	108,950	4,878,781
BlackRock, Inc. — Class A	11,372	4,850,499
Invesco Ltd.	138,657	4,821,104
Discover Financial Services	78,566	4,787,812
CME Group, Inc. — Class A	38,254	4,690,705
Navient Corp.	311,820	4,599,345
Total Diversified Financial Services		85,246,115
Commercial Services - 3.2%
Moody's Corp.	40,734	5,361,816
S&P Global, Inc.	32,410	4,977,852
Total Commercial Services		10,339,668
Holding Companies-Diversified - 1.5%
Leucadia National Corp.	188,235	4,899,757
Savings & Loans - 1.4%
People's United Financial, Inc.	269,301	4,696,609
Total Common Stocks
(Cost $303,279,169)		326,111,522

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	762,634	762,634
Total Money Market Fund
(Cost $762,634)		762,634

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
NBC Global Finance Ltd. issued 07/31/17 at 1.24% due 08/01/17	$1,748	1,748
Total Securities Lending Collateral
(Cost $1,748)		1,748
Total Investments - 100.0%
(Cost $304,043,551)		$326,875,904
Other Assets & Liabilities, net - 0.0%		143,998
Total Net Assets - 100.0%		$327,019,902

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017— See Note 3.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$326,111,522	$—	$—	$326,111,522
Money Market Fund	762,634	—	—	762,634
Securities Lending Collateral	—	1,748	—	1,748
Total Assets	$326,874,156	$1,748	$—	$326,875,904

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Healthcare-Products - 33.7%
ResMed, Inc.[1]	171,000	$13,187,520
Align Technology, Inc.*	76,318	12,762,660
Becton Dickinson and Co.	59,167	11,916,233
Abbott Laboratories	240,220	11,814,019
Stryker Corp.	80,075	11,779,032
Cooper Cos., Inc.	47,848	11,668,692
Baxter International, Inc.	192,837	11,662,782
Intuitive Surgical, Inc.*	12,392	11,626,917
CR Bard, Inc.	36,149	11,589,369
IDEXX Laboratories, Inc.*	69,030	11,490,734
Thermo Fisher Scientific, Inc.	64,939	11,398,743
Edwards Lifesciences Corp.*	97,825	11,267,484
Hologic, Inc.*	254,299	11,242,559
Henry Schein, Inc.*	61,158	11,143,599
Dentsply Sirona, Inc.	179,341	11,124,522
Medtronic plc	131,307	11,025,849
Zimmer Biomet Holdings, Inc.	90,865	11,023,742
Danaher Corp.	134,453	10,956,575
Boston Scientific Corp.*	408,332	10,869,798
Varian Medical Systems, Inc.*,1	111,080	10,788,090
Patterson Companies, Inc.[1]	246,252	10,273,633
Total Healthcare-Products		240,612,552
Pharmaceuticals - 22.7%
Allergan plc	48,885	12,335,152
Bristol-Myers Squibb Co.	211,343	12,025,417
Perrigo Company plc[1]	158,833	11,899,769
Cardinal Health, Inc.	151,055	11,670,510
Eli Lilly & Co.	140,179	11,587,196
Express Scripts Holding Co.*	184,979	11,587,085
AmerisourceBergen Corp. — Class A1	123,337	11,571,477
Pfizer, Inc.	346,649	11,494,881
Johnson & Johnson	86,360	11,461,699
AbbVie, Inc.	163,047	11,398,616
Zoetis, Inc.	181,489	11,346,692
Merck & Co., Inc.	176,424	11,269,965
McKesson Corp.	69,524	11,253,850
Mylan N.V.*	283,358	11,048,128
Total Pharmaceuticals		161,950,437
Healthcare-Services - 19.5%
Laboratory Corp. of America Holdings*	80,783	12,837,227
UnitedHealth Group, Inc.	62,598	12,006,923
Cigna Corp.	68,127	11,824,122
Aetna, Inc.	75,840	11,702,870
Centene Corp.*	146,581	11,641,463
Humana, Inc.	49,454	11,433,765
Envision Healthcare Corp.*	202,306	11,416,127
DaVita, Inc.*	176,204	11,414,495
Quest Diagnostics, Inc.	104,784	11,349,155
Anthem, Inc.	60,768	11,315,609
Universal Health Services, Inc. — Class B	100,144	11,098,960
HCA Healthcare, Inc.*	135,934	10,920,938
Total Healthcare-Services		138,961,654
Biotechnology - 16.2%
Alexion Pharmaceuticals, Inc.*	107,798	14,804,977
Vertex Pharmaceuticals, Inc.*	92,607	14,059,595
Gilead Sciences, Inc.	175,570	13,359,121
Celgene Corp.*	96,109	13,014,120
Incyte Corp.*	95,431	12,719,998
Biogen, Inc.*	43,707	12,657,110
Amgen, Inc.	69,234	12,082,025
Regeneron Pharmaceuticals, Inc.*	23,871	11,735,461
Illumina, Inc.*	65,253	11,344,234
Total Biotechnology		115,776,641
Electronics - 6.3%
PerkinElmer, Inc.	177,750	11,701,282
Agilent Technologies, Inc.	191,859	11,471,250
Mettler-Toledo International, Inc.*	19,122	10,958,436
Waters Corp.*	61,407	10,650,430
Total Electronics		44,781,398
Software - 1.5%
Cerner Corp.*	171,389	11,032,310
Total Common Stocks
(Cost $652,070,237)		713,114,992

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	914,814	914,814
Total Money Market Fund
(Cost $914,814)		914,814

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	$1,223,847	1,223,847
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	1,223,847	1,223,847
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	1,223,847	1,223,847
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	1,223,847	1,223,847
Citibank issued 07/31/17 at 1.04% due 08/01/17	362,353	362,353
Total Securities Lending Collateral
(Cost $5,257,741)		5,257,741
Total Investments - 100.7%
(Cost $658,242,792)		$719,287,547
Other Assets & Liabilities, net - (0.7)%		(5,219,882)
Total Net Assets - 100.0%		$714,067,665

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$713,114,992	$—	$—	$713,114,992
Money Market Fund	914,814	—	—	914,814
Securities Lending Collateral	—	5,257,741	—	5,257,741
Total Assets	$714,029,806	$5,257,741	$—	$719,287,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Aerospace & Defense - 15.2%
Boeing Co.	16,573	$4,018,291
Raytheon Co.	19,568	3,361,195
Lockheed Martin Corp.	11,370	3,321,518
L3 Technologies, Inc.	18,939	3,313,757
TransDigm Group, Inc.[1]	11,667	3,291,727
Northrop Grumman Corp.	12,269	3,228,342
Rockwell Collins, Inc.	29,997	3,195,580
General Dynamics Corp.	15,788	3,099,658
United Technologies Corp.	26,106	3,095,388
Arconic, Inc.	115,112	2,853,626
Total Aerospace & Defense		32,779,082
Miscellaneous Manufacturing - 14.1%
Parker-Hannifin Corp.	20,054	3,328,562
Textron, Inc.	66,599	3,272,008
Eaton Corp. plc	41,582	3,253,792
Dover Corp.	37,935	3,186,540
Ingersoll-Rand plc	35,743	3,141,095
3M Co.	15,220	3,061,807
Illinois Tool Works, Inc.	21,750	3,060,443
Pentair plc	47,532	2,997,843
General Electric Co.	112,721	2,886,785
AO Smith Corp.	45,411	2,431,759
Total Miscellaneous Manufacturing		30,620,634
Transportation - 13.1%
Expeditors International of Washington, Inc.	57,461	3,383,303
Kansas City Southern	31,624	3,263,281
United Parcel Service, Inc. — Class B	29,426	3,245,394
J.B. Hunt Transport Services, Inc.	35,603	3,229,548
FedEx Corp.	15,258	3,174,122
CH Robinson Worldwide, Inc.[1]	46,411	3,044,562
Norfolk Southern Corp.	26,484	2,981,569
Union Pacific Corp.	28,696	2,954,540
CSX Corp.	59,368	2,929,217
Total Transportation		28,205,536
Commercial Services - 12.4%
Nielsen Holdings plc[1]	83,606	3,595,894
Cintas Corp.	25,460	3,433,281
Verisk Analytics, Inc. — Class A*	39,334	3,432,285
United Rentals, Inc.*	28,574	3,399,163
Equifax, Inc.	23,238	3,379,735
Quanta Services, Inc.*	96,284	3,247,659
IHS Markit Ltd.*	67,992	3,171,827
Robert Half International, Inc.	66,655	3,016,139
Total Commercial Services		26,675,983
Machinery-Diversified - 8.8%
Cummins, Inc.	19,779	3,320,894
Xylem, Inc.[1]	58,355	3,310,479
Deere & Co.	25,005	3,207,641
Rockwell Automation, Inc.	19,424	3,205,543
Roper Technologies, Inc.	13,762	3,199,115
Flowserve Corp.	66,585	2,738,641
Total Machinery-Diversified		18,982,313
Airlines - 6.8%
American Airlines Group, Inc.	62,651	3,160,117
Alaska Air Group, Inc.	35,021	2,984,840
Southwest Airlines Co.	52,968	2,940,254
Delta Air Lines, Inc.	59,412	2,932,576
United Continental Holdings, Inc.*	39,953	2,704,019
Total Airlines		14,721,806
Electrical Components & Equipment - 4.5%
Acuity Brands, Inc.[1]	17,774	3,601,901
AMETEK, Inc.	50,488	3,109,051
Emerson Electric Co.	51,877	3,092,388
Total Electrical Components & Equipment		9,803,340
Electronics - 4.5%
Allegion plc	40,779	3,312,886
Fortive Corp.	49,919	3,231,756
Honeywell International, Inc.	23,539	3,204,129
Total Electronics		9,748,771
Environmental Control - 4.4%
Waste Management, Inc.	43,351	3,257,828
Republic Services, Inc. — Class A	49,256	3,163,220
Stericycle, Inc.*,1	39,861	3,072,486
Total Environmental Control		9,493,534
Building Materials - 4.4%
Fortune Brands Home & Security, Inc.	49,746	3,266,820
Masco Corp.	84,617	3,226,446
Johnson Controls International plc	74,861	2,915,836
Total Building Materials		9,409,102
Hand & Machine Tools - 2.9%
Stanley Black & Decker, Inc.	22,497	3,165,103
Snap-on, Inc.	19,994	3,083,075
Total Hand & Machine Tools		6,248,178
Distribution & Wholesale - 2.8%
Fastenal Co.	72,367	3,108,886
WW Grainger, Inc.[1]	17,861	2,978,143
Total Distribution & Wholesale		6,087,029
Engineering & Construction - 2.8%
Jacobs Engineering Group, Inc.	57,314	3,021,594
Fluor Corp.	67,948	2,950,982
Total Engineering & Construction		5,972,576
Machinery-Construction & Mining - 1.6%
Caterpillar, Inc.	29,734	3,388,189
Auto Manufacturers - 1.6%
PACCAR, Inc.	49,203	3,367,945
Total Common Stocks
(Cost $200,380,196)		215,504,018

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	177,102	177,102
Total Money Market Fund
(Cost $177,102)		177,102

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 -5.2%
Repurchase Agreements
Deutsche Bank Securities, Inc. issued 07/31/17 at 1.08% due 08/01/17	$2,599,460	$2,599,460
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	2,599,460	2,599,460
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	2,599,460	2,599,460
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	2,599,460	2,599,460
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	769,378	769,378
Total Securities Lending Collateral
(Cost $11,167,218)		11,167,218
Total Investments - 105.2%
(Cost $211,724,516)		$226,848,338
Other Assets & Liabilities, net - (5.2)%		(11,114,012)
Total Net Assets - 100.0%		$215,734,326
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$215,504,018	$—	$—	$215,504,018
Money Market Fund	177,102	—	—	177,102
Securities Lending Collateral	—	11,167,218	—	11,167,218
Total Assets	$215,681,120	$11,167,218	$—	$226,848,338

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Chemicals - 53.2%
LyondellBasell Industries N.V. — Class A	53,367	$4,807,833
CF Industries Holdings, Inc.	160,361	4,706,595
Mosaic Co.	185,872	4,486,950
Eastman Chemical Co.	52,928	4,401,492
Albemarle Corp.	37,867	4,384,999
FMC Corp.	57,031	4,356,028
Monsanto Co.	37,183	4,343,718
Dow Chemical Co.	67,497	4,336,007
EI du Pont de Nemours & Co.	52,712	4,333,454
Air Products & Chemicals, Inc.	29,960	4,258,814
International Flavors & Fragrances, Inc.	31,850	4,241,783
PPG Industries, Inc.	39,751	4,183,793
Praxair, Inc.	32,086	4,176,314
Sherwin-Williams Co.	12,382	4,176,077
Total Chemicals		61,193,857
Packaging & Containers - 15.4%
Ball Corp.	108,486	4,545,563
Packaging Corporation of America	41,079	4,497,330
WestRock Co.	76,263	4,379,022
Sealed Air Corp.	98,999	4,307,446
Total Packaging & Containers		17,729,361
Mining - 8.6%
Freeport-McMoRan, Inc.*	353,549	5,168,886
Newmont Mining Corp.	127,401	4,735,495
Total Mining		9,904,381
Building Materials - 7.2%
Martin Marietta Materials, Inc.	18,609	4,213,636
Vulcan Materials Co.	33,528	4,127,967
Total Building Materials		8,341,603
Household Products & Housewares - 4.2%
Avery Dennison Corp.	51,966	4,829,200
Forest Products & Paper - 3.8%
International Paper Co.	79,610	4,376,958
Commercial Services - 3.7%
Ecolab, Inc.	32,656	4,299,816
Iron & Steel - 3.7%
Nucor Corp.	73,086	4,214,870
Total Common Stocks
(Cost $108,725,532)		114,890,046

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[1]	149,341	149,341
Total Money Market Fund
(Cost $149,341)		149,341
Total Investments - 99.9%
(Cost $108,875,270)	$115,039,387
Other Assets & Liabilities, net - 0.1%	75,469
Total Net Assets - 100.0%	$115,114,856
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of July 31, 2017.
[2]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$114,890,046	$—	$—	$114,890,046
Money Market Fund	149,341	—	—	149,341
Total Assets	$115,039,387	$—	$—	$115,039,387

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
REITs - 96.6%
Iron Mountain, Inc.	25,477	$928,127
Kimco Realty Corp.	45,748	923,195
Extra Space Storage, Inc.	11,388	905,346
Prologis, Inc.	14,854	903,272
Federal Realty Investment Trust	6,807	902,812
Regency Centers Corp.	13,606	900,989
Vornado Realty Trust	11,236	891,576
American Tower Corp. — Class A	6,514	888,053
Realty Income Corp.	15,343	875,472
Duke Realty Corp.	30,500	871,995
Apartment Investment & Management Co. — Class A	19,130	871,372
Equinix, Inc.	1,932	870,810
Alexandria Real Estate Equities, Inc.	7,154	867,423
Simon Property Group, Inc.	5,454	864,459
Digital Realty Trust, Inc.	7,489	863,781
Host Hotels & Resorts, Inc.	46,172	861,570
HCP, Inc.	27,217	861,418
Ventas, Inc.	12,691	854,739
Equity Residential	12,548	854,017
Welltower, Inc.	11,554	847,948
Weyerhaeuser Co.	25,538	843,265
Public Storage	4,088	840,370
AvalonBay Communities, Inc.	4,352	837,107
Crown Castle International Corp.	8,315	836,323
Macerich Co.	14,544	834,680
Essex Property Trust, Inc.	3,187	834,038
SL Green Realty Corp.	7,992	825,334
UDR, Inc.	21,100	824,799
GGP, Inc.	36,391	822,801
Mid-America Apartment Communities, Inc.	7,916	819,543
Boston Properties, Inc.	6,776	819,286
Total REITs		26,745,920
Real Estate - 3.3%
CBRE Group, Inc. — Class A*	24,288	922,701
Total Common Stocks
(Cost $27,556,643)		27,668,621

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[1]	27,454	27,454
Total Money Market Fund
(Cost $27,454)		27,454
Total Investments - 100.0%
(Cost $27,584,097)		$27,696,075
Other Assets & Liabilities, net - 0.0%		(5,879)
Total Net Assets - 100.0%		$27,690,196
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of July 31, 2017.
REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$27,668,621	$—	$—	$27,668,621
Money Market Fund	27,454	—	—	27,454
Total Assets	$27,696,075	$—	$—	$27,696,075

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Software - 25.7%
Red Hat, Inc.*	220,817	$21,832,176
Oracle Corp.	435,716	21,755,300
Fidelity National Information Services, Inc.	231,886	21,152,640
Activision Blizzard, Inc.	338,105	20,888,127
Adobe Systems, Inc.*	142,119	20,819,012
Electronic Arts, Inc.*	177,630	20,736,526
Fiserv, Inc.*	159,695	20,520,808
Autodesk, Inc.*	185,173	20,515,317
salesforce.com, Inc.*	224,823	20,413,928
ANSYS, Inc.*	157,562	20,412,157
Microsoft Corp.	279,020	20,284,754
Synopsys, Inc.*	261,846	20,049,548
Citrix Systems, Inc.*	250,516	19,785,754
Paychex, Inc.	335,048	19,382,527
Akamai Technologies, Inc.*	407,662	19,217,187
CA, Inc.	618,748	19,205,938
Intuit, Inc.	139,938	19,200,893
Total Software		346,172,592
Semiconductors - 21.6%
Advanced Micro Devices, Inc.*,1	1,597,736	21,745,187
NVIDIA Corp.	131,145	21,312,375
Broadcom Ltd.	80,626	19,887,209
Lam Research Corp.	124,351	19,829,010
Texas Instruments, Inc.	242,521	19,736,359
Analog Devices, Inc.	249,626	19,722,950
Intel Corp.	549,434	19,488,424
Applied Materials, Inc.	438,535	19,431,486
Skyworks Solutions, Inc.	183,342	19,227,076
Xilinx, Inc.	300,013	18,978,822
Microchip Technology, Inc.[1]	235,027	18,811,561
QUALCOMM, Inc.	343,911	18,292,626
Micron Technology, Inc.*	641,192	18,030,319
Qorvo, Inc.*,1	260,673	17,871,741
KLA-Tencor Corp.	192,393	17,821,364
Total Semiconductors		290,186,509
Computers - 16.1%
NetApp, Inc.	496,468	21,556,641
HP, Inc.	1,102,256	21,053,090
Cognizant Technology Solutions Corp. — Class A	295,895	20,511,442
DXC Technology Co.	261,259	20,477,480
CSRA, Inc.	623,863	20,344,172
Hewlett Packard Enterprise Co.	1,154,812	20,220,758
Accenture plc — Class A	155,937	20,087,804
Apple, Inc.	131,688	19,585,956
Western Digital Corp.	228,117	19,417,319
International Business Machines Corp.	127,313	18,418,372
Seagate Technology plc[1]	463,075	15,262,952
Total Computers		216,935,986
Commercial Services - 9.5%
Automatic Data Processing, Inc.	195,991	23,305,290
PayPal Holdings, Inc.*	367,426	21,512,792
Gartner, Inc.*	165,274	21,207,960
Total System Services, Inc.	329,920	20,936,723
Global Payments, Inc.	220,199	20,780,180
Western Union Co.	1,032,100	20,383,975
Total Commercial Services		128,126,920
Internet - 9.1%
Facebook, Inc. — Class A*	131,145	22,196,291
VeriSign, Inc.*,1	212,499	21,498,524
Symantec Corp.	660,397	20,465,703
eBay, Inc.*	561,534	20,063,610
F5 Networks, Inc.*	151,735	18,322,001
Alphabet, Inc. — Class A*	10,246	9,687,593
Alphabet, Inc. — Class C*	10,182	9,474,351
Total Internet		121,708,073
Electronics - 5.9%
FLIR Systems, Inc.	532,439	19,870,623
Amphenol Corp. — Class A	258,984	19,843,354
TE Connectivity Ltd.	246,517	19,817,502
Corning, Inc.	677,726	19,748,936
Total Electronics		79,280,415
Diversified Financial Services - 4.5%
Visa, Inc. — Class A	207,485	20,657,206
Mastercard, Inc. — Class A	159,457	20,378,605
Alliance Data Systems Corp.	81,283	19,624,155
Total Diversified Financial Services		60,659,966
Telecommunications - 4.4%
Motorola Solutions, Inc.	227,684	20,646,385
Cisco Systems, Inc.	625,455	19,670,560
Juniper Networks, Inc.	685,784	19,167,663
Total Telecommunications		59,484,608
Office & Business Equipment - 1.6%
Xerox Corp.	706,793	21,677,341
Aerospace & Defense - 1.5%
Harris Corp.	179,905	20,593,725
Total Common Stocks
(Cost $1,154,102,489)		1,344,826,135

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	1,874,026	1,874,026
Total Money Market Fund
(Cost $1,874,026)		1,874,026

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.2%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$6,791,113	$6,791,113
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	6,791,113	6,791,113
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	6,791,113	6,791,113
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	6,252,485	6,252,485
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	2,549,119	2,549,119
Total Securities Lending Collateral
(Cost $29,174,943)		29,174,943
Total Investments - 102.2%
(Cost $1,185,151,458)		$1,375,875,104
Other Assets & Liabilities, net - (2.2)%		(29,213,717)
Total Net Assets - 100.0%		$1,346,661,387
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,344,826,135	$—	$—	$1,344,826,135
Money Market Fund	1,874,026	—	—	1,874,026
Securities Lending Collateral	—	29,174,943	—	29,174,943
Total Assets	$1,346,700,161	$29,174,943	$—	$1,375,875,104

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Electric - 78.4%
NRG Energy, Inc.	367,052	$9,036,820
FirstEnergy Corp.	210,444	6,715,267
Exelon Corp.	167,286	6,413,744
NextEra Energy, Inc.	43,682	6,381,503
Public Service Enterprise Group, Inc.	138,193	6,214,539
Xcel Energy, Inc.	129,378	6,120,873
CenterPoint Energy, Inc.	216,929	6,115,229
WEC Energy Group, Inc.	97,038	6,110,483
Ameren Corp.	108,831	6,105,419
Consolidated Edison, Inc.	73,587	6,097,419
Duke Energy Corp.	71,464	6,083,016
PG&E Corp.	89,549	6,061,572
Pinnacle West Capital Corp.	69,620	6,038,143
CMS Energy Corp.	130,398	6,029,604
DTE Energy Co.	56,210	6,017,843
Alliant Energy Corp.	148,476	6,017,732
American Electric Power Company, Inc.	85,248	6,013,394
PPL Corp.	156,277	5,990,097
Eversource Energy	98,330	5,977,481
Dominion Energy, Inc.[1]	77,272	5,963,853
Edison International	75,361	5,929,403
Entergy Corp.	77,272	5,928,308
AES Corp.	522,705	5,843,842
SCANA Corp.	90,024	5,794,845
Southern Co.	120,878	5,793,683
Total Electric		154,794,112
Telecommunications - 12.0%
Verizon Communications, Inc.	131,124	6,346,401
AT&T, Inc.	157,928	6,159,192
Level 3 Communications, Inc.*	98,235	5,764,430
CenturyLink, Inc.[1]	234,628	5,459,794
Total Telecommunications		23,729,817
Gas - 6.2%
NiSource, Inc.	237,720	6,194,983
Sempra Energy	53,270	6,020,043
Total Gas		12,215,026
Water - 3.2%
American Water Works Co., Inc.	77,290	6,268,219
Total Common Stocks
(Cost $188,680,904)		197,007,174

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	157,134	157,134
Total Money Market Fund
(Cost $157,134)		157,134

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 1.6%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$739,292	739,292
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	739,292	739,292
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	739,292	739,292
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	739,292	739,292
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	218,895	218,895
Total Securities Lending Collateral
(Cost $3,176,063)		3,176,063
Total Investments - 101.5%
(Cost $192,014,101)		$200,340,371
Other Assets & Liabilities, net - (1.5)%		(2,938,600)
Total Net Assets - 100.0%		$197,401,771
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017— See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$197,007,174	$—	$—	$197,007,174
Money Market Fund	157,134	—	—	157,134
Securities Lending Collateral	—	3,176,063	—	3,176,063
Total Assets	$197,164,308	$3,176,063	$—	$200,340,371

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 21.9%
Align Technology, Inc.*	243,155	$40,662,811
IDEXX Laboratories, Inc.*	238,986	39,781,610
UnitedHealth Group, Inc.	173,896	33,354,991
Quanta Services, Inc.*	833,680	28,120,027
Constellation Brands, Inc. — Class A	128,198	24,787,083
Celgene Corp.*	177,448	24,028,234
PayPal Holdings, Inc.*	405,384	23,735,233
Aetna, Inc.	132,352	20,423,237
Humana, Inc.	83,476	19,299,651
Incyte Corp.*	136,067	18,136,370
Biogen, Inc.*	62,487	18,095,610
Total System Services, Inc.	257,542	16,343,615
Gartner, Inc.*	123,462	15,842,644
Cintas Corp.	116,019	15,645,162
Verisk Analytics, Inc. — Class A*	178,070	15,538,388
S&P Global, Inc.	99,742	15,319,374
United Rentals, Inc.*	120,705	14,359,067
Becton Dickinson and Co.	70,615	14,221,861
Edwards Lifesciences Corp.*	122,527	14,112,659
CR Bard, Inc.	43,033	13,796,380
Intuitive Surgical, Inc.*	14,581	13,680,769
Stryker Corp.	78,346	11,524,697
Boston Scientific Corp.*	428,946	11,418,543
Gilead Sciences, Inc.	135,508	10,310,804
Total Consumer, Non-cyclical		472,538,820
Technology - 20.9%
Applied Materials, Inc.	1,427,429	63,249,379
NVIDIA Corp.	369,770	60,091,322
Lam Research Corp.	281,986	44,965,488
Broadcom Ltd.	162,332	40,040,811
Activision Blizzard, Inc.	418,258	25,839,979
Microchip Technology, Inc.[1]	319,881	25,603,275
Skyworks Solutions, Inc.	211,619	22,192,485
Salesforce.com, Inc.*	214,773	19,501,388
Electronic Arts, Inc.*	147,809	17,255,223
Adobe Systems, Inc.*	117,547	17,219,460
Red Hat, Inc.*	164,462	16,260,358
Fidelity National Information Services, Inc.	156,278	14,255,679
Cerner Corp.*	197,532	12,715,135
Texas Instruments, Inc.	156,019	12,696,826
Analog Devices, Inc.	153,277	12,110,416
Citrix Systems, Inc.*	149,723	11,825,123
Akamai Technologies, Inc.*	245,400	11,568,156
Fiserv, Inc.*	89,400	11,487,900
QUALCOMM, Inc.	179,259	9,534,786
Total Technology		448,413,189
Industrial - 14.8%
Corning, Inc.	1,000,233	29,146,789
Packaging Corporation of America	261,000	28,574,280
Vulcan Materials Co.	209,924	25,845,843
Ingersoll-Rand plc	260,846	22,923,146
Martin Marietta Materials, Inc.	83,266	18,853,920
TransDigm Group, Inc.[1]	64,062	18,074,452
Amphenol Corp. — Class A	227,579	17,437,103
Cummins, Inc.	98,395	16,520,521
Northrop Grumman Corp.	59,312	15,606,766
Illinois Tool Works, Inc.	103,339	14,540,831
FedEx Corp.	68,926	14,338,676
General Dynamics Corp.	70,535	13,848,137
Harris Corp.	113,653	13,009,859
AO Smith Corp.	240,000	12,852,000
Garmin Ltd.[1]	253,262	12,711,220
Republic Services, Inc. — Class A	179,539	11,529,995
Acuity Brands, Inc.[1]	54,132	10,969,850
Xylem, Inc.	190,127	10,785,905
J.B. Hunt Transport Services, Inc.	98,304	8,917,156
Total Industrial		316,486,449
Communications - 14.7%
Facebook, Inc. — Class A*	214,869	36,366,578
Charter Communications, Inc. — Class A*	83,162	32,592,020
Amazon.com, Inc.*	29,859	29,494,123
Priceline Group, Inc.*	13,854	28,102,838
Scripps Networks Interactive, Inc. — Class A1	269,384	23,546,856
Motorola Solutions, Inc.	254,614	23,088,398
Netflix, Inc.*	121,807	22,127,460
F5 Networks, Inc.*	180,899	21,843,554
Expedia, Inc.[1]	124,358	19,458,296
Time Warner, Inc.	148,910	15,251,362
CBS Corp. — Class B	218,185	14,363,119
Comcast Corp. — Class A	297,736	12,043,421
VeriSign, Inc.*,1	114,832	11,617,553
Discovery Communications, Inc. — Class C*	301,707	6,978,483
Alphabet, Inc. — Class A*	6,762	6,393,471
Alphabet, Inc. — Class C*	6,788	6,316,234
Discovery Communications, Inc. — Class A*,1	208,672	5,133,331
Total Communications		314,717,097
Financial - 14.2%
Prologis, Inc.	516,692	31,420,041
E*TRADE Financial Corp.*	595,032	24,396,312
Intercontinental Exchange, Inc.	336,835	22,470,263
UDR, Inc.	566,655	22,150,544
Apartment Investment & Management Co. — Class A	441,933	20,130,048
American Tower Corp. — Class A	135,596	18,485,803
AvalonBay Communities, Inc.	89,484	17,212,247
Welltower, Inc.	215,158	15,790,446
Host Hotels & Resorts, Inc.	844,749	15,763,016
Digital Realty Trust, Inc.	126,448	14,584,512
Duke Realty Corp.	480,000	13,723,200
GGP, Inc.	599,876	13,563,196
Charles Schwab Corp.	290,420	12,459,018
Arthur J Gallagher & Co.	205,523	12,082,697
Mastercard, Inc. — Class A	85,664	10,947,859
Kimco Realty Corp.	516,312	10,419,176
Extra Space Storage, Inc.[1]	128,003	10,176,239
Marsh & McLennan Companies, Inc.	124,706	9,723,327
Discover Financial Services	147,970	9,017,292
Total Financial		304,515,236
Consumer, Cyclical - 11.2%
Ulta Beauty, Inc.*	140,971	35,413,325
Starbucks Corp.	444,545	23,996,540

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 11.2% (continued)
Darden Restaurants, Inc.	270,025	$22,649,697
LKQ Corp.*,1	639,138	22,088,609
United Continental Holdings, Inc.*	282,208	19,099,838
Dollar Tree, Inc.*	263,408	18,986,448
Michael Kors Holdings Ltd.*	428,429	15,611,953
Dollar General Corp.	179,866	13,518,729
Ross Stores, Inc.	237,766	13,153,215
Marriott International, Inc. — Class A	115,077	11,989,873
Southwest Airlines Co.	199,144	11,054,483
Hasbro, Inc.	98,757	10,456,391
Harley-Davidson, Inc.[1]	188,236	9,161,446
O'Reilly Automotive, Inc.*,1	37,124	7,584,433
Advance Auto Parts, Inc.[1]	56,929	6,376,617
Total Consumer, Cyclical		241,141,597
Basic Materials - 1.7%
Albemarle Corp.	190,464	22,055,732
Newmont Mining Corp.	360,220	13,389,377
Total Basic Materials		35,445,109
Utilities - 0.5%
American Water Works Co., Inc.	119,431	9,685,854
Total Common Stocks
(Cost $1,727,995,396)		2,142,943,351

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	1,868,912	1,868,912
Total Money Market Fund
(Cost $1,868,912)		1,868,912

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 3.3%
Repurchase Agreements
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	$16,485,840	16,485,840
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	16,485,840	16,485,840
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	15,178,578	15,178,578
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.04% due 08/01/17	13,807,967	13,807,967
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	6,936,755	6,936,755
Deutsche Bank Securities, Inc. issued 07/31/17 at 1.21% due 08/01/17	1,929,468	1,929,468
Total Securities Lending Collateral
(Cost $70,824,448)		70,824,448
Total Investments - 103.3%
(Cost $1,800,688,756)		$2,215,636,711
Other Assets & Liabilities, net - (3.3)%		(70,887,684)
Total Net Assets - 100.0%		$2,144,749,027
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,142,943,351	$—	$—	$2,142,943,351
Money Market Fund	1,868,912	—	—	1,868,912
Securities Lending Collateral	—	70,824,448	—	70,824,448
Total Assets	$2,144,812,263	$70,824,448	$—	$2,215,636,711

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 34.5%
Berkshire Hathaway, Inc. — Class B*	121,599	$21,276,177
Prudential Financial, Inc.	139,347	15,778,262
Assurant, Inc.	143,482	15,104,351
XL Group Ltd.	311,614	13,835,662
Hartford Financial Services Group, Inc.	250,237	13,763,035
Unum Group	262,236	13,145,891
Lincoln National Corp.	175,207	12,800,623
Allstate Corp.	135,159	12,299,469
MetLife, Inc.	222,938	12,261,590
Citigroup, Inc.	156,980	10,745,280
Loews Corp.	214,960	10,464,253
Bank of America Corp.	396,702	9,568,452
American International Group, Inc.	141,436	9,256,986
Capital One Financial Corp.	106,472	9,175,756
Aflac, Inc.	107,696	8,588,756
Travelers Cos., Inc.	64,095	8,209,928
Everest Re Group Ltd.	31,212	8,189,717
Morgan Stanley	160,562	7,530,358
Regions Financial Corp.	508,110	7,418,406
Chubb Ltd.	46,619	6,827,819
SunTrust Banks, Inc.	118,219	6,772,767
Progressive Corp.	134,727	6,349,684
Principal Financial Group, Inc.	92,047	6,144,137
JPMorgan Chase & Co.	62,542	5,741,356
Zions Bancorporation	121,291	5,496,908
PNC Financial Services Group, Inc.	41,724	5,374,051
Fifth Third Bancorp	195,304	5,214,617
Goldman Sachs Group, Inc.	22,260	5,015,846
Bank of New York Mellon Corp.	82,247	4,361,558
People's United Financial, Inc.	247,707	4,320,010
BB&T Corp.	86,275	4,082,533
Navient Corp.	267,439	3,944,725
Torchmark Corp.	47,892	3,782,031
Wells Fargo & Co.	68,237	3,680,704
Huntington Bancshares, Inc.	263,368	3,489,626
State Street Corp.	37,264	3,474,123
Invesco Ltd.	92,155	3,204,229
Total Financial		306,689,676
Consumer, Cyclical - 20.1%
General Motors Co.	477,510	17,180,810
Ford Motor Co.	1,138,550	12,774,531
Staples, Inc.	1,176,329	11,939,739
PulteGroup, Inc.	463,182	11,310,905
AutoNation, Inc.*,1	263,969	11,187,006
Wal-Mart Stores, Inc.	137,169	10,972,148
DR Horton, Inc.	286,215	10,215,014
Goodyear Tire & Rubber Co.	314,064	9,896,157
CVS Health Corp.	122,530	9,793,823
Lennar Corp. — Class A	186,321	9,770,673
Whirlpool Corp.	43,657	7,765,707
Kohl's Corp.[1]	179,731	7,431,877
BorgWarner, Inc.	141,665	6,621,422
PVH Corp.	51,906	6,191,866
Costco Wholesale Corp.	30,502	4,834,872
Gap, Inc.[1]	199,714	4,759,185
American Airlines Group, Inc.	82,421	4,157,315
Carnival Corp.[1]	61,641	4,116,386
Macy's, Inc.	172,689	4,101,364
Delta Air Lines, Inc.	77,072	3,804,274
Target Corp.	66,471	3,766,912
Walgreens Boots Alliance, Inc.	45,457	3,667,016
Signet Jewelers Ltd.[1]	34,513	2,110,815
Total Consumer, Cyclical		178,369,817
Consumer, Non-cyclical - 15.3%
Centene Corp.*	231,424	18,379,693
Anthem, Inc.	92,270	17,181,597
Archer-Daniels-Midland Co.	331,234	13,971,450
McKesson Corp.	70,355	11,388,363
Cardinal Health, Inc.	139,068	10,744,394
AmerisourceBergen Corp. — Class A1	108,220	10,153,200
Tyson Foods, Inc. — Class A	142,530	9,030,701
Whole Foods Market, Inc.	184,937	7,722,970
Allergan plc	29,606	7,470,482
Express Scripts Holding Co.*	111,768	7,001,148
Kroger Co.	272,747	6,687,756
Patterson Companies, Inc.[1]	152,298	6,353,873
Cigna Corp.	31,974	5,549,407
DaVita, Inc.*	62,884	4,073,626
Total Consumer, Non-cyclical		135,708,660
Utilities - 8.3%
Exelon Corp.	266,783	10,228,461
Entergy Corp.	121,670	9,334,522
NRG Energy, Inc.	378,260	9,312,761
FirstEnergy Corp.	229,102	7,310,645
AES Corp.	579,254	6,476,060
Duke Energy Corp.	73,666	6,270,450
Consolidated Edison, Inc.	67,798	5,617,742
Eversource Energy[1]	71,229	4,330,011
Public Service Enterprise Group, Inc.	92,200	4,146,234
Ameren Corp.	67,292	3,775,081
Xcel Energy, Inc.	79,282	3,750,831
DTE Energy Co.	32,662	3,496,794
Total Utilities		74,049,592
Industrial - 6.2%
Arconic, Inc.	788,783	19,553,930
Fluor Corp.	189,783	8,242,276
WestRock Co.	138,616	7,959,331
Jacobs Engineering Group, Inc.	122,497	6,458,042
Textron, Inc.	106,973	5,255,583
Johnson Controls International plc	106,540	4,149,733
Eaton Corp. plc	49,044	3,837,693
Total Industrial		55,456,588
Energy - 6.0%
Valero Energy Corp.	232,278	16,020,214
Tesoro Corp.	148,665	14,796,627
Marathon Petroleum Corp.	227,040	12,711,970
Phillips 66	90,855	7,609,106
Marathon Oil Corp.	195,658	2,392,897
Total Energy		53,530,814
Communications - 3.5%
CenturyLink, Inc.[1]	595,460	13,856,354
News Corp. — Class A	748,907	10,716,859
AT&T, Inc.	88,363	3,446,157

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 3.5% (continued)
News Corp. — Class B1	234,051	$3,440,550
Total Communications		31,459,920
Technology - 3.2%
Xerox Corp.	406,843	12,477,876
Hewlett Packard Enterprise Co.	411,141	7,199,079
HP, Inc.	271,564	5,186,872
Western Digital Corp.	45,529	3,875,428
Total Technology		28,739,255
Diversified - 1.5%
Leucadia National Corp.	518,275	13,490,698
Basic Materials - 1.2%
Mosaic Co.	303,345	7,322,748
Eastman Chemical Co.	41,342	3,438,001
Total Basic Materials		10,760,749
Total Common Stocks
(Cost $833,800,939)		888,255,769

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	591,595	591,595
Total Money Market Fund
(Cost $591,595)		591,595

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$6,108,395	6,108,395
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	6,108,395	6,108,395
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	6,108,395	6,108,395
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	5,623,597	5,623,597
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	2,293,302	2,293,302
Total Securities Lending Collateral
(Cost $26,242,084)		26,242,084
Total Investments - 102.9%
(Cost $860,634,618)		$915,089,448
Other Assets & Liabilities, net - (2.9)%		(25,918,293)
Total Net Assets - 100.0%		$889,171,155
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$888,255,769	$—	$—	$888,255,769
Money Market Fund	591,595	—	—	591,595
Securities Lending Collateral	—	26,242,084	—	26,242,084
Total Assets	$888,847,364	$26,242,084	$—	$915,089,448

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 23.9%
Johnson & Johnson	171,637	$22,779,663
Procter & Gamble Co.	162,959	14,799,936
Pfizer, Inc.	380,241	12,608,792
UnitedHealth Group, Inc.	61,400	11,777,134
Philip Morris International, Inc.	98,959	11,549,505
Coca-Cola Co.	245,004	11,230,984
Merck & Co., Inc.	174,271	11,132,431
PepsiCo, Inc.	91,017	10,613,492
Amgen, Inc.	46,887	8,182,250
Altria Group, Inc.	123,075	7,996,183
Medtronic plc	87,219	7,323,779
AbbVie, Inc.	101,405	7,089,224
Celgene Corp.*	49,750	6,736,648
Gilead Sciences, Inc.	83,258	6,335,101
Bristol-Myers Squibb Co.	104,966	5,972,565
Total Consumer, Non-cyclical		156,127,687
Communications - 23.3%
Facebook, Inc. — Class A*	150,605	25,489,896
Amazon.com, Inc.*	25,277	24,968,115
Alphabet, Inc. — Class A*	18,964	17,930,462
Alphabet, Inc. — Class C*	19,012	17,690,666
AT&T, Inc.	391,720	15,277,080
Verizon Communications, Inc.	259,917	12,579,983
Comcast Corp. — Class A	301,545	12,197,495
Walt Disney Co.	92,689	10,189,302
Cisco Systems, Inc.	318,578	10,019,278
Priceline Group, Inc.*	3,133	6,355,291
Total Communications		152,697,568
Technology - 18.3%
Apple, Inc.	332,200	49,408,107
Microsoft Corp.	491,913	35,762,075
Intel Corp.	300,034	10,642,206
Oracle Corp.	191,382	9,555,703
International Business Machines Corp.	54,472	7,880,464
Broadcom Ltd.	25,573	6,307,836
Total Technology		119,556,391
Financial - 15.9%
Berkshire Hathaway, Inc. — Class B*	121,026	21,175,919
JPMorgan Chase & Co.	226,367	20,780,491
Wells Fargo & Co.	286,564	15,457,262
Bank of America Corp.	634,086	15,294,154
Citigroup, Inc.	175,424	12,007,773
Visa, Inc. — Class A	117,634	11,711,641
Mastercard, Inc. — Class A	59,764	7,637,839
Total Financial		104,065,079
Industrial - 7.3%
General Electric Co.	554,876	14,210,374
Boeing Co.	35,765	8,671,582
3M Co.	38,076	7,659,749
Honeywell International, Inc.	48,573	6,611,757
United Technologies Corp.	47,476	5,629,229
Union Pacific Corp.	51,446	5,296,880
Total Industrial		48,079,571
Energy - 6.2%
Exxon Mobil Corp.	269,977	21,608,959
Chevron Corp.	120,712	13,180,543
Schlumberger Ltd.	88,530	6,073,158
Total Energy		40,862,660
Consumer, Cyclical - 4.9%
Home Depot, Inc.	76,175	11,395,780
McDonald's Corp.	51,932	8,056,730
Wal-Mart Stores, Inc.	94,114	7,528,179
Starbucks Corp.	92,266	4,980,519
Total Consumer, Cyclical		31,961,208
Total Common Stocks
(Cost $506,026,664)		653,350,164

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[1]	912,943	912,943
Total Money Market Fund
(Cost $912,943)		912,943
Total Investments - 99.9%
(Cost $506,939,607)		$654,263,107
Other Assets & Liabilities, net - 0.1%		505,893
Total Net Assets - 100.0%		$654,769,000
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of July 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$653,350,164	$—	$—	$653,350,164
Money Market Fund	912,943	—	—	912,943
Total Assets	$654,263,107	$—	$—	$654,263,107

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 23.0%
Stifel Financial Corp.*	6,562	$333,678
Washington Prime Group, Inc.	36,971	333,478
First American Financial Corp.	6,888	333,448
CNO Financial Group, Inc.	14,337	328,031
Reinsurance Group of America, Inc. — Class A	2,338	327,787
Primerica, Inc.[1]	4,041	327,523
Hanover Insurance Group, Inc.	3,432	325,560
SEI Investments Co.	5,756	325,272
Federated Investors, Inc. — Class B	11,092	319,782
Mercury General Corp.	5,317	318,435
Weingarten Realty Investors	9,771	317,167
National Retail Properties, Inc.	7,918	316,562
Janus Henderson Group plc*,1	9,444	316,280
Jones Lang LaSalle, Inc.	2,486	316,269
CyrusOne, Inc.	5,210	311,089
Alleghany Corp.*	506	310,350
Camden Property Trust	3,457	310,093
DCT Industrial Trust, Inc.	5,503	310,039
RenaissanceRe Holdings Ltd.	2,108	309,686
Cousins Properties, Inc.[1]	33,686	309,573
Urban Edge Properties	12,278	308,546
Legg Mason, Inc.	7,706	308,317
First Industrial Realty Trust, Inc.	10,077	307,550
Potlatch Corp.	6,415	306,958
SLM Corp.*	27,677	306,661
Tanger Factory Outlet Centers, Inc.	11,581	306,086
American Financial Group, Inc.	3,009	305,113
Commerce Bancshares, Inc.	5,247	304,535
Brown & Brown, Inc.	6,822	304,261
American Campus Communities, Inc.[1]	6,322	303,077
Highwoods Properties, Inc.	5,880	302,937
Eaton Vance Corp.	6,143	301,560
Liberty Property Trust	7,162	300,947
Rayonier, Inc.	10,344	300,700
Douglas Emmett, Inc.	7,856	300,571
EPR Properties	4,146	300,087
Bank of Hawaii Corp.[1]	3,583	299,789
WR Berkley Corp.	4,338	299,192
Lamar Advertising Co. — Class A	4,238	299,076
Omega Healthcare Investors, Inc.	9,456	298,715
Synovus Financial Corp.	6,847	297,708
Alexander & Baldwin, Inc.	7,080	296,864
Umpqua Holdings Corp.	16,005	296,732
SVB Financial Group*	1,658	295,854
Life Storage, Inc.[1]	4,049	295,739
Texas Capital Bancshares, Inc.*,1	3,772	295,535
TCF Financial Corp.	18,752	295,532
PacWest Bancorp	6,100	292,922
Hospitality Properties Trust	10,076	292,808
Old Republic International Corp.	14,899	292,318
Valley National Bancorp[1]	24,584	292,059
Quality Care Properties, Inc.*	17,350	291,827
East West Bancorp, Inc.	5,121	291,795
Aspen Insurance Holdings Ltd.	5,977	291,678
Medical Properties Trust, Inc.	22,432	291,167
Chemical Financial Corp.	6,038	290,971
Home BancShares, Inc.	11,698	290,110
LaSalle Hotel Properties[1]	9,792	289,256
Healthcare Realty Trust, Inc.	8,683	289,144
Webster Financial Corp.	5,565	288,990
Wintrust Financial Corp.	3,828	288,287
BancorpSouth, Inc.	9,589	288,149
Education Realty Trust, Inc.	7,673	288,121
Washington Federal, Inc.	8,588	287,269
First Horizon National Corp.	16,463	286,950
Care Capital Properties, Inc.	11,832	286,571
New York Community Bancorp, Inc.	21,808	286,339
Trustmark Corp.	8,955	286,202
Cathay General Bancorp	7,642	286,193
Uniti Group, Inc.	11,159	285,670
Mack-Cali Realty Corp.	10,842	284,494
Taubman Centers, Inc.	5,001	284,407
FNB Corp.	20,739	284,124
International Bancshares Corp.	8,019	283,873
JBG SMITH Properties*	8,000	283,840
Associated Banc-Corp.	11,824	283,185
Genworth Financial, Inc. — Class A*	82,498	282,968
Fulton Financial Corp.[1]	15,505	282,966
Kemper Corp.	7,199	282,561
Corporate Office Properties Trust	8,486	282,499
Prosperity Bancshares, Inc.	4,395	281,720
Cullen/Frost Bankers, Inc.[1]	3,068	278,513
Pinnacle Financial Partners, Inc.	4,334	276,943
MB Financial, Inc.	6,746	275,911
Kilroy Realty Corp.	3,964	275,141
Senior Housing Properties Trust	14,126	274,751
Signature Bank*	1,979	274,250
UMB Financial Corp.	3,910	272,371
Hancock Holding Co.	5,921	272,366
Bank of the Ozarks	6,245	269,472
GEO Group, Inc.	8,993	263,945
CoreCivic, Inc.	9,461	262,070
United Bankshares, Inc.[1]	7,358	253,851
Total Financial		27,559,761
Industrial - 17.2%
Worthington Industries, Inc.	6,618	335,334
Ryder System, Inc.	4,576	332,950
Keysight Technologies, Inc.*	7,956	330,890
Nordson Corp.	2,597	329,819
Terex Corp.	8,292	326,456
Littelfuse, Inc.	1,786	321,801
AGCO Corp.	4,454	321,312
Huntington Ingalls Industries, Inc.	1,547	318,852
Coherent, Inc.*	1,203	318,795
Owens-Illinois, Inc.*	13,336	318,730
Cree, Inc.*,1	12,264	317,760
Louisiana-Pacific Corp.*	12,628	317,089
Arrow Electronics, Inc.*	3,881	315,486
IDEX Corp.	2,697	314,309
Orbital ATK, Inc.	3,054	312,057
Vishay Intertechnology, Inc.[1]	17,447	311,429
Dycom Industries, Inc.*,1	3,433	311,030
ITT, Inc.	7,567	310,246
National Instruments Corp.[1]	7,538	310,113
Trinity Industries, Inc.	11,275	309,048

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 17.2% (continued)
Trimble, Inc.*	8,241	$308,461
Graco, Inc.	2,653	307,854
Oshkosh Corp.	4,464	307,391
Teledyne Technologies, Inc.*	2,253	307,174
Donaldson Company, Inc.	6,464	306,975
Greif, Inc. — Class A1	5,466	306,588
Curtiss-Wright Corp.	3,177	306,326
Werner Enterprises, Inc.	10,327	306,195
Old Dominion Freight Line, Inc.	3,189	305,857
Valmont Industries, Inc.	1,996	304,789
Cognex Corp.	3,190	303,241
EMCOR Group, Inc.	4,486	302,805
Regal Beloit Corp.	3,630	302,561
Genesee & Wyoming, Inc. — Class A*	4,615	300,713
Knight Transportation, Inc.[1]	8,390	299,104
Tech Data Corp.*,1	2,919	298,906
Hubbell, Inc.	2,516	298,876
KLX, Inc.*	5,756	298,852
SYNNEX Corp.	2,507	298,132
Avnet, Inc.	7,750	297,445
KBR, Inc.[1]	19,885	296,684
Carlisle Companies, Inc.	3,030	295,698
Woodward, Inc.	4,222	295,287
GATX Corp.[1]	4,774	295,176
Timken Co.[1]	6,475	294,613
Jabil, Inc.	9,640	294,019
Landstar System, Inc.	3,504	291,358
Granite Construction, Inc.	5,920	290,198
Eagle Materials, Inc.	3,069	288,793
MSA Safety, Inc.	3,591	287,855
Clean Harbors, Inc.*	5,062	287,522
Silgan Holdings, Inc.	9,479	287,214
Zebra Technologies Corp. — Class A*	2,822	287,054
Lennox International, Inc.	1,677	286,767
Esterline Technologies Corp.*	2,963	285,930
Crane Co.	3,770	284,635
Sonoco Products Co.	5,866	284,384
AECOM*	8,870	282,953
AptarGroup, Inc.[1]	3,496	282,931
Bemis Company, Inc.	6,659	282,142
EnerSys	3,869	279,613
Belden, Inc.	3,861	277,760
Energizer Holdings, Inc.	5,999	276,374
Lincoln Electric Holdings, Inc.	3,138	273,822
Gentex Corp.	15,886	270,380
Kirby Corp.*,1	4,375	266,438
Kennametal, Inc.	7,141	263,503
Wabtec Corp.	3,479	262,177
Knowles Corp.*	16,085	243,688
Total Industrial		20,646,719
Consumer, Non-cyclical - 15.9%
Avis Budget Group, Inc.*,1	13,864	426,734
Hain Celestial Group, Inc.*	8,549	382,226
Acadia Healthcare Co., Inc.*,1	6,648	351,879
Aaron's, Inc.	7,579	350,756
Boston Beer Company, Inc. — Class A*,1	2,177	341,354
Service Corp. International	9,443	327,955
Sotheby's*,1	5,767	326,355
TreeHouse Foods, Inc.*,1	3,841	325,832
CDK Global, Inc.	4,953	325,808
Bioverativ, Inc.*	5,252	325,466
CoreLogic, Inc.*	7,036	320,489
Ingredion, Inc.	2,597	320,262
Masimo Corp.*	3,368	318,613
PAREXEL International Corp.*	3,629	317,610
Halyard Health, Inc.*	7,853	315,847
Helen of Troy Ltd.*	3,122	314,542
ABIOMED, Inc.*	2,122	314,247
Charles River Laboratories International, Inc.*	3,176	311,884
Prestige Brands Holdings, Inc.*	5,810	311,589
Teleflex, Inc.	1,499	310,623
Bio-Rad Laboratories, Inc. — Class A*	1,318	310,560
Live Nation Entertainment, Inc.*	8,328	310,385
WEX, Inc.*	2,848	309,521
Tootsie Roll Industries, Inc.[1]	8,310	309,132
Bio-Techne Corp.	2,667	309,132
Avon Products, Inc.*	84,596	307,929
LivaNova plc*	5,043	307,320
STERIS plc	3,752	307,101
ManpowerGroup, Inc.	2,862	306,663
Deluxe Corp.	4,239	306,056
Rollins, Inc.	7,045	305,823
Akorn, Inc.*	9,003	302,681
Mallinckrodt plc*,1	6,600	302,280
MarketAxess Holdings, Inc.	1,483	300,886
VCA, Inc.*	3,236	299,589
Owens & Minor, Inc.	9,286	299,288
WellCare Health Plans, Inc.*	1,689	298,937
Graham Holdings Co. — Class B	503	297,977
Post Holdings, Inc.*,1	3,575	297,440
United Therapeutics Corp.*	2,300	295,320
Molina Healthcare, Inc.*,1	4,388	293,118
Sabre Corp.[1]	13,216	292,470
Sprouts Farmers Market, Inc.*	12,080	290,766
Lancaster Colony Corp.	2,368	290,364
Tenet Healthcare Corp.*,1	16,674	289,294
Edgewell Personal Care Co.*	3,993	288,295
Flowers Foods, Inc.[1]	16,383	288,177
Endo International plc*	26,063	287,214
Lamb Weston Holdings, Inc.	6,503	286,002
United Natural Foods, Inc.*,1	7,409	285,469
Hill-Rom Holdings, Inc.	3,817	284,443
Globus Medical, Inc. — Class A*,1	9,212	283,269
FTI Consulting, Inc.*	8,620	282,822
Snyder's-Lance, Inc.[1]	8,087	281,347
Incorporated Research Holdings, Inc. — Class A*	5,087	279,785
LifePoint Health, Inc.*	4,705	279,477
Catalent, Inc.*	8,022	278,363
HealthSouth Corp.	6,421	273,278
West Pharmaceutical Services, Inc.	3,056	271,067
Adtalem Global Education, Inc.[1]	7,907	256,978
Dean Foods Co.	16,758	251,370
MEDNAX, Inc.*	5,350	251,343

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 15.9% (continued)
NuVasive, Inc.*,1	3,785	$249,015
Total Consumer, Non-cyclical		19,137,817
Consumer, Cyclical - 13.2%
Dillard's, Inc. — Class A1	5,452	402,467
HSN, Inc.	9,286	368,190
Tempur Sealy International, Inc.*,1	6,108	352,248
Scotts Miracle-Gro Co. — Class A1	3,592	344,796
Urban Outfitters, Inc.*,1	16,996	332,952
NVR, Inc.*	126	328,915
Michaels Companies, Inc.*	16,179	325,845
Nu Skin Enterprises, Inc. — Class A	5,127	324,847
Churchill Downs, Inc.	1,731	323,784
Dana, Inc.	13,602	322,639
TRI Pointe Group, Inc.*,1	24,227	322,219
KB Home	13,955	319,849
Office Depot, Inc.	53,810	315,865
Herman Miller, Inc.	9,358	315,130
Sally Beauty Holdings, Inc.*,1	15,412	311,785
Watsco, Inc.	2,050	309,078
Bed Bath & Beyond, Inc.	10,300	307,970
Skechers U.S.A., Inc. — Class A*,1	10,961	307,894
Thor Industries, Inc.	2,921	307,727
Polaris Industries, Inc.[1]	3,426	307,175
CalAtlantic Group, Inc.	8,741	306,809
American Eagle Outfitters, Inc.[1]	25,861	306,194
Toll Brothers, Inc.	7,908	305,170
Cabela's, Inc.*,1	5,346	304,615
Carter's, Inc.	3,506	304,075
Toro Co.	4,260	302,843
Copart, Inc.*,1	9,545	300,572
Cooper Tire & Rubber Co.[1]	8,205	299,893
International Speedway Corp. — Class A	8,365	299,467
Wendy's Co.	19,256	297,314
Cinemark Holdings, Inc.[1]	7,589	295,212
GameStop Corp. — Class A1	13,606	295,114
Big Lots, Inc.[1]	5,931	294,593
Casey's General Stores, Inc.	2,706	288,866
JetBlue Airways Corp.*	13,152	288,423
HNI Corp.	7,626	287,882
Williams-Sonoma, Inc.[1]	6,173	286,612
Dick's Sporting Goods, Inc.	7,483	279,415
Brunswick Corp.	4,926	278,861
Dunkin' Brands Group, Inc.	5,258	278,832
Deckers Outdoor Corp.*,1	4,275	277,277
Cracker Barrel Old Country Store, Inc.[1]	1,767	274,680
Texas Roadhouse, Inc. — Class A	5,791	273,914
Pool Corp.	2,515	271,922
Domino's Pizza, Inc.	1,455	271,358
Papa John's International, Inc.[1]	3,771	268,985
World Fuel Services Corp.	8,268	267,387
Jack in the Box, Inc.	2,799	259,635
Brinker International, Inc.[1]	7,235	256,625
MSC Industrial Direct Company, Inc. — Class A	3,563	253,721
Tupperware Brands Corp.	4,163	252,736
Cheesecake Factory, Inc.	5,153	245,180
Buffalo Wild Wings, Inc.*	2,059	221,343
Total Consumer, Cyclical		15,846,900
Technology - 10.5%
Teradata Corp.*,1	10,722	341,175
VeriFone Systems, Inc.*,1	16,938	330,460
Ultimate Software Group, Inc.*,1	1,427	322,088
IPG Photonics Corp.*	2,102	320,849
Fair Isaac Corp.	2,250	320,739
Dun & Bradstreet Corp.	2,877	318,657
Cadence Design Systems, Inc.*	8,619	318,041
Take-Two Interactive Software, Inc.*	3,976	316,012
Microsemi Corp.*	6,037	314,408
MSCI, Inc. — Class A	2,879	313,667
Cypress Semiconductor Corp.[1]	22,036	312,911
Monolithic Power Systems, Inc.	3,057	312,792
Integrated Device Technology, Inc.*,1	11,964	312,739
Jack Henry & Associates, Inc.	2,901	311,335
CommVault Systems, Inc.*	5,206	310,017
Pitney Bowes, Inc.	19,689	309,905
Tyler Technologies, Inc.*,1	1,802	309,601
Acxiom Corp.*	11,443	308,618
Blackbaud, Inc.[1]	3,316	306,199
Broadridge Financial Solutions, Inc.	4,034	306,019
Teradyne, Inc.	8,792	304,115
ACI Worldwide, Inc.*	13,106	303,666
NeuStar, Inc. — Class A*	9,052	302,337
Allscripts Healthcare Solutions, Inc.*,1	24,467	301,188
Silicon Laboratories, Inc.*	3,993	299,874
Brocade Communications Systems, Inc.	23,705	299,394
Fortinet, Inc.*	8,017	295,907
Convergys Corp.	12,334	295,646
j2 Global, Inc.	3,479	294,428
PTC, Inc.*	5,251	289,803
NetScout Systems, Inc.*,1	8,380	289,110
Leidos Holdings, Inc.	5,408	289,004
Medidata Solutions, Inc.*	3,749	287,961
Manhattan Associates, Inc.*,1	6,484	286,593
NCR Corp.*	7,545	285,578
MAXIMUS, Inc.	4,686	282,847
Science Applications International Corp.	3,886	273,613
Cirrus Logic, Inc.*	4,450	273,408
DST Systems, Inc.	4,939	271,151
Synaptics, Inc.*,1	5,020	264,102
Diebold Nixdorf, Inc.[1]	11,174	261,472
3D Systems Corp.*,1	14,924	250,723
Total Technology		12,618,152
Energy - 6.2%
First Solar, Inc.*,1	8,171	402,912
CONSOL Energy, Inc.*,1	20,275	339,809
HollyFrontier Corp.[1]	11,670	336,563
Murphy USA, Inc.*,1	4,384	332,000
Diamond Offshore Drilling, Inc.*,1	26,362	327,416
WPX Energy, Inc.*,1	29,739	320,585

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Energy - 6.2% (continued)
Murphy Oil Corp.	12,000	$318,960
Matador Resources Co.*,1	12,936	313,827
PBF Energy, Inc. — Class A1	13,512	307,668
Oceaneering International, Inc.	11,926	305,902
Superior Energy Services, Inc.*,1	28,305	304,562
SM Energy Co.[1]	17,045	296,413
Rowan Companies plc — Class A*,1	24,998	291,727
Core Laboratories N.V.[1]	2,879	289,426
Energen Corp.*	5,360	285,581
Transocean Ltd.*	33,000	285,450
Patterson-UTI Energy, Inc.	14,517	280,759
Southwestern Energy Co.*,1	48,614	277,100
Nabors Industries Ltd.	35,908	276,851
Gulfport Energy Corp.*	21,827	275,457
NOW, Inc.*,1	17,201	274,012
Ensco plc — Class A1	50,078	264,913
QEP Resources, Inc.*	30,403	260,554
Dril-Quip, Inc.*,1	5,812	259,215
Oil States International, Inc.*,1	10,344	257,048
Total Energy		7,484,710
Basic Materials - 5.1%
Chemours Co.	7,463	355,314
Versum Materials, Inc.	9,549	336,699
Allegheny Technologies, Inc.[1]	17,689	335,030
Royal Gold, Inc.	3,852	333,814
United States Steel Corp.	13,724	322,377
Domtar Corp.	8,107	316,659
Carpenter Technology Corp.	7,762	313,818
Compass Minerals International, Inc.[1]	4,544	313,763
Cabot Corp.	5,595	303,977
Steel Dynamics, Inc.	8,305	294,080
Valvoline, Inc.	12,936	293,259
Commercial Metals Co.	15,605	290,253
Ashland Global Holdings, Inc.	4,456	289,506
NewMarket Corp.	629	289,409
Olin Corp.	9,746	287,312
Reliance Steel & Aluminum Co.	3,965	286,907
PolyOne Corp.	7,819	286,019
Minerals Technologies, Inc.	3,978	281,642
RPM International, Inc.	5,381	279,112
Sensient Technologies Corp.	3,626	269,629
Total Basic Materials		6,078,579
Utilities - 4.5%
Great Plains Energy, Inc.	10,260	316,623
National Fuel Gas Co.[1]	5,282	312,746
Atmos Energy Corp.	3,581	310,688
WGL Holdings, Inc.	3,611	309,535
Southwest Gas Holdings, Inc.	3,799	304,300
ONE Gas, Inc.	4,172	303,638
UGI Corp.	6,016	303,628
OGE Energy Corp.	8,467	303,626
PNM Resources, Inc.	7,614	303,418
Black Hills Corp.	4,347	302,812
Aqua America, Inc.	9,070	302,757
MDU Resources Group, Inc.	11,225	295,779
Vectren Corp.	4,897	294,359
New Jersey Resources Corp.	6,952	293,027
Hawaiian Electric Industries, Inc.[1]	8,878	292,885
IDACORP, Inc.	3,349	289,220
Westar Energy, Inc.	5,648	286,636
NorthWestern Corp.	4,788	276,699
Total Utilities		5,402,376
Communications - 4.2%
AMC Networks, Inc. — Class A*,1	5,406	345,714
WebMD Health Corp. — Class A*	5,148	341,055
New York Times Co. — Class A	16,906	321,214
John Wiley & Sons, Inc. — Class A1	5,775	319,069
Cable One, Inc.	416	316,118
Meredith Corp.	5,295	314,788
LogMeIn, Inc.	2,693	313,600
TEGNA, Inc.[1]	20,956	310,777
FactSet Research Systems, Inc.[1]	1,827	305,511
Ciena Corp.*,1	11,796	303,747
Telephone & Data Systems, Inc.[1]	10,582	300,846
ARRIS International plc*,1	10,507	293,776
Cars.com, Inc.*,1	11,603	281,953
ViaSat, Inc.*,1	4,155	274,604
InterDigital, Inc.	3,612	263,134
Frontier Communications Corp.[1]	16,231	248,497
Plantronics, Inc.	5,339	241,216
Total Communications		5,095,619
Total Common Stocks
(Cost $108,150,495)		119,870,633

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	271,714	271,714
Total Money Market Fund
(Cost $271,714)		271,714

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 11.8%
Repurchase Agreements
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	$3,312,343	3,312,343
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	3,312,343	3,312,343
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	3,312,343	3,312,343
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	3,312,343	3,312,343
Citibank issued 07/31/17 at 1.04% due 08/01/17	980,705	980,705
Total Securities Lending Collateral
(Cost $14,230,077)		14,230,077
Total Investments - 111.8%
(Cost $122,652,286)		$134,372,424
Other Assets & Liabilities, net - (11.8)%		(14,218,083)
Total Net Assets - 100.0%		$120,154,341

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$119,870,633	$—	$—	$119,870,633
Money Market Fund	271,714	—	—	271,714
Securities Lending Collateral	—	14,230,077	—	14,230,077
Total Assets	$120,142,347	$14,230,077	$—	$134,372,424

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.4%
ABIOMED, Inc.*	89,348	$13,231,545
MarketAxess Holdings, Inc.	53,579	10,870,643
WellCare Health Plans, Inc.*	61,384	10,864,354
NuVasive, Inc.*,1	133,636	8,791,912
Masimo Corp.*	88,382	8,360,937
Incorporated Research Holdings, Inc. — Class A*	145,613	8,008,715
Bioverativ, Inc.*	124,108	7,690,973
VCA, Inc.*	82,212	7,611,187
CoreLogic, Inc.*	142,296	6,481,583
HealthSouth Corp.	130,440	5,551,526
Akorn, Inc.*	163,206	5,486,986
Bio-Techne Corp.	46,305	5,367,213
Post Holdings, Inc.*,1	63,071	5,247,507
Avis Budget Group, Inc.*,1	163,753	5,040,317
Sotheby's*,1	76,985	4,356,581
Total Consumer, Non-cyclical		112,961,979
Consumer, Cyclical - 19.1%
Thor Industries, Inc.	89,593	9,438,623
Domino's Pizza, Inc.[1]	50,361	9,392,326
Skechers U.S.A., Inc. — Class A*,1	261,535	7,346,518
Copart, Inc.*,1	222,730	7,013,768
Wendy's Co.	414,841	6,405,144
Urban Outfitters, Inc.*,1	322,387	6,315,561
NVR, Inc.*	2,415	6,304,213
Churchill Downs, Inc.[1]	32,867	6,147,772
Papa John's International, Inc.[1]	83,606	5,963,616
Toro Co.	83,714	5,951,228
Texas Roadhouse, Inc. — Class A	123,047	5,820,123
Jack in the Box, Inc.	55,420	5,140,759
Dick's Sporting Goods, Inc.[1]	116,345	4,344,322
Dunkin' Brands Group, Inc.[1]	80,584	4,273,370
Pool Corp.	37,325	4,035,579
MSC Industrial Direct Company, Inc. — Class A	52,022	3,704,487
Cheesecake Factory, Inc.	53,969	2,567,845
Buffalo Wild Wings, Inc.*,1	23,245	2,498,838
Brinker International, Inc.[1]	68,079	2,414,762
Total Consumer, Cyclical		105,078,854
Financial - 16.5%
SLM Corp.*	762,176	8,444,910
Home BancShares, Inc.[1]	319,575	7,925,460
Uniti Group, Inc.	292,651	7,491,866
Primerica, Inc.[1]	91,660	7,429,043
First Industrial Realty Trust, Inc.	241,439	7,368,718
First Horizon National Corp.	398,626	6,948,051
DCT Industrial Trust, Inc.	113,787	6,410,760
Kilroy Realty Corp.	83,800	5,816,558
Pinnacle Financial Partners, Inc.	86,135	5,504,027
Brown & Brown, Inc.	115,489	5,150,809
Education Realty Trust, Inc.	124,697	4,682,372
Washington Federal, Inc.	123,455	4,129,570
Lamar Advertising Co. — Class A	52,604	3,712,264
Weingarten Realty Investors	113,518	3,684,794
Liberty Property Trust	79,439	3,338,027
Bank of the Ozarks	74,850	3,229,778
Total Financial		91,267,007
Industrial - 16.5%
Cognex Corp.	140,503	13,356,216
Nordson Corp.	52,575	6,677,025
Eagle Materials, Inc.	68,031	6,401,717
Littelfuse, Inc.[1]	33,880	6,104,498
Coherent, Inc.*	22,431	5,944,215
Old Dominion Freight Line, Inc.	59,622	5,718,346
Carlisle Companies, Inc.	54,721	5,340,222
Granite Construction, Inc.[1]	107,404	5,264,944
Worthington Industries, Inc.	93,062	4,715,452
Zebra Technologies Corp. — Class A*	43,032	4,377,215
Gentex Corp.[1]	229,206	3,901,086
Landstar System, Inc.	45,661	3,796,712
Huntington Ingalls Industries, Inc.	17,542	3,615,582
Knight Transportation, Inc.[1]	97,685	3,482,470
Woodward, Inc.	46,332	3,240,460
Crane Co.	41,764	3,153,182
Curtiss-Wright Corp.	31,207	3,008,979
EnerSys	36,555	2,641,830
Total Industrial		90,740,151
Technology - 14.9%
Take-Two Interactive Software, Inc.*	144,211	11,461,890
Cirrus Logic, Inc.*,1	146,626	9,008,702
Monolithic Power Systems, Inc.	68,313	6,989,786
Microsemi Corp.*	119,697	6,233,820
Ultimate Software Group, Inc.*,1	25,574	5,772,308
Medidata Solutions, Inc.*	68,664	5,274,082
MSCI, Inc. — Class A	48,385	5,271,546
MAXIMUS, Inc.	82,476	4,978,251
NCR Corp.*	124,128	4,698,245
IPG Photonics Corp.*	27,766	4,238,202
Science Applications International Corp.	57,409	4,042,168
Integrated Device Technology, Inc.*,1	150,353	3,930,227
Fair Isaac Corp.	26,780	3,817,489
Broadridge Financial Solutions, Inc.	42,355	3,213,050
CommVault Systems, Inc.*	52,229	3,110,237
Total Technology		82,040,003
Communications - 6.9%
WebMD Health Corp. — Class A*	243,552	16,135,321
LogMeIn, Inc.	95,352	11,103,740
InterDigital, Inc.[1]	146,837	10,697,075
Total Communications		37,936,136
Basic Materials - 3.0%
Royal Gold, Inc.	116,899	10,130,468
Minerals Technologies, Inc.	93,839	6,643,801
Total Basic Materials		16,774,269
Utilities - 1.4%
Southwest Gas Holdings, Inc.	54,858	4,394,126
MDU Resources Group, Inc.[1]	126,307	3,328,189
Total Utilities		7,722,315
Energy - 1.2%
Murphy Oil Corp.	245,000	6,512,100
Total Common Stocks
(Cost $498,418,845)		551,032,814

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	472,305	$472,305
Total Money Market Fund
(Cost $472,305)		472,305

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 4.1%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$5,287,213	5,287,213
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	5,287,213	5,287,213
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	5,287,213	5,287,213
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	4,867,683	4,867,683
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	1,984,653	1,984,653
Total Securities Lending Collateral
(Cost $22,713,975)		22,713,975
Total Investments - 104.1%
(Cost $521,605,125)		$574,219,094
Other Assets & Liabilities, net - (4.1)%		(22,796,032)
Total Net Assets - 100.0%		$551,423,062
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$551,032,814	$—	$—	$551,032,814
Money Market Fund	472,305	—	—	472,305
Securities Lending Collateral	—	22,713,975	—	22,713,975
Total Assets	$551,505,119	$22,713,975	$—	$574,219,094

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 22.0%
CNO Financial Group, Inc.	99,925	$2,286,284
Reinsurance Group of America, Inc. — Class A	14,900	2,088,980
Old Republic International Corp.	90,296	1,771,607
First American Financial Corp.	34,989	1,693,817
Hanover Insurance Group, Inc.	15,921	1,510,266
Genworth Financial, Inc. — Class A*	421,582	1,446,026
Jones Lang LaSalle, Inc.	11,190	1,423,592
Aspen Insurance Holdings Ltd.	28,675	1,399,340
Legg Mason, Inc.	34,322	1,373,223
Quality Care Properties, Inc.*	72,311	1,216,271
Kemper Corp.	30,374	1,192,180
Alleghany Corp.*	1,847	1,132,839
Medical Properties Trust, Inc.	84,045	1,090,904
American Financial Group, Inc.	9,984	1,012,378
WR Berkley Corp.	13,894	958,269
Cousins Properties, Inc.[1]	102,133	938,603
Umpqua Holdings Corp.	47,662	883,653
LaSalle Hotel Properties[1]	23,070	681,488
Stifel Financial Corp.*	13,169	669,644
Associated Banc-Corp.	25,985	622,341
Mercury General Corp.	10,031	600,757
Janus Henderson Group plc	15,891	532,190
CoreCivic, Inc.	18,922	524,139
TCF Financial Corp.	31,971	503,863
Total Financial		27,552,654
Industrial - 20.9%
Jabil, Inc.	88,595	2,702,148
Arrow Electronics, Inc.*	30,182	2,453,494
Tech Data Corp.*,1	23,462	2,402,509
Avnet, Inc.	48,501	1,861,468
Terex Corp.	41,271	1,624,839
KLX, Inc.*	27,834	1,445,141
Trinity Industries, Inc.	52,553	1,440,478
AGCO Corp.	19,624	1,415,675
SYNNEX Corp.	11,761	1,398,618
AECOM*	42,968	1,370,679
Ryder System, Inc.	18,702	1,360,758
Owens-Illinois, Inc.*	50,429	1,205,253
Vishay Intertechnology, Inc.[1]	48,923	873,276
KBR, Inc.[1]	55,817	832,790
Regal Beloit Corp.	9,829	819,247
Cree, Inc.*,1	29,088	753,670
Werner Enterprises, Inc.	19,408	575,447
Esterline Technologies Corp.*	5,739	553,814
Greif, Inc. — Class A	9,610	539,025
Kirby Corp.*,1	7,520	457,968
Total Industrial		26,086,297
Consumer, Cyclical - 19.8%
KB Home	167,596	3,841,299
Dillard's, Inc. — Class A1	38,685	2,855,727
Office Depot, Inc.	419,738	2,463,862
CalAtlantic Group, Inc.	58,123	2,040,117
GameStop Corp. — Class A1	90,009	1,952,295
TRI Pointe Group, Inc.*,1	134,842	1,793,399
Toll Brothers, Inc.	40,391	1,558,689
Dana, Inc.	57,337	1,360,034
World Fuel Services Corp.	41,937	1,356,243
Bed Bath & Beyond, Inc.	43,000	1,285,700
Cooper Tire & Rubber Co.[1]	26,812	979,979
Big Lots, Inc.[1]	19,584	972,737
JetBlue Airways Corp.*	36,726	805,401
International Speedway Corp. — Class A	16,530	591,774
HSN, Inc.	12,868	510,216
American Eagle Outfitters, Inc.	32,351	383,036
Total Consumer, Cyclical		24,750,508
Consumer, Non-cyclical - 17.8%
LifePoint Health, Inc.*	45,234	2,686,899
Molina Healthcare, Inc.*,1	31,962	2,135,062
Aaron's, Inc.	42,499	1,966,854
ManpowerGroup, Inc.	17,349	1,858,945
Endo International plc*	150,518	1,658,707
United Natural Foods, Inc.*,1	38,973	1,501,630
Graham Holdings Co. — Class B	2,531	1,499,364
Owens & Minor, Inc.	46,511	1,499,050
TreeHouse Foods, Inc.*,1	15,926	1,351,003
Mallinckrodt plc*,1	27,000	1,236,600
Adtalem Global Education, Inc.*,1	31,274	1,016,405
Dean Foods Co.	67,020	1,005,300
Tenet Healthcare Corp.*,1	39,809	690,686
FTI Consulting, Inc.*	20,501	672,638
Halyard Health, Inc.*	15,716	632,098
Flowers Foods, Inc.[1]	28,135	494,895
Avon Products, Inc.*	87,107	317,069
Total Consumer, Non-cyclical		22,223,205
Energy - 8.9%
First Solar, Inc.*,1	60,490	2,982,762
PBF Energy, Inc. — Class A1	81,142	1,847,602
Transocean Ltd.*	210,000	1,816,500
Murphy USA, Inc.*,1	19,527	1,478,780
HollyFrontier Corp.	48,909	1,410,536
Rowan Companies plc — Class A*	86,061	1,004,332
Oceaneering International, Inc.	20,561	527,390
Total Energy		11,067,902
Basic Materials - 4.4%
Domtar Corp.	59,717	2,332,546
Reliance Steel & Aluminum Co.	14,567	1,054,068
Commercial Metals Co.	47,040	874,944
Carpenter Technology Corp.	17,432	704,776
Olin Corp.	18,893	556,966
Total Basic Materials		5,523,300
Communications - 2.8%
Telephone & Data Systems, Inc.[1]	69,003	1,961,756
Frontier Communications Corp.[1]	43,779	670,256
TEGNA, Inc.[1]	29,705	440,525
Cars.com, Inc.*,1	16,714	406,150
Total Communications		3,478,687
Technology - 1.9%
NeuStar, Inc. — Class A*	29,494	985,099
Leidos Holdings, Inc.	14,429	771,086
Diebold Nixdorf, Inc.[1]	25,322	592,535
Total Technology		2,348,720
Utilities - 1.4%
Great Plains Energy, Inc.	37,595	1,160,181

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Utilities - 1.4% (continued)
Hawaiian Electric Industries, Inc.[1]	19,749	$651,520
Total Utilities		1,811,701
Total Common Stocks
(Cost $118,148,884)		124,842,974

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	183,963	183,963
Total Money Market Fund
(Cost $183,963)		183,963

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 12.7%
Repurchase Agreements
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	$3,694,052	3,694,052
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	3,694,052	3,694,052
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	3,694,052	3,694,052
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	3,400,947	3,400,947
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.04% due 08/01/17	1,386,630	1,386,630
Total Securities Lending Collateral
(Cost $15,869,733)		15,869,733
Total Investments - 112.7%
(Cost $134,202,580)		$140,896,670
Other Assets & Liabilities, net - (12.7)%		(15,892,946)
Total Net Assets - 100.0%		$125,003,724
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$124,842,974	$—	$—	$124,842,974
Money Market Fund	183,963	—	—	183,963
Securities Lending Collateral	—	15,869,733	—	15,869,733
Total Assets	$125,026,937	$15,869,733	$—	$140,896,670

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.3%
CDI Corp.*	9,750	$80,437
Invacare Corp.	4,958	77,592
LendingTree, Inc.*,1	346	76,327
Enanta Pharmaceuticals, Inc.*	1,967	74,963
Acorda Therapeutics, Inc.*,1	3,462	74,951
NutriSystem, Inc.	1,272	70,914
Brink's Co.	905	70,726
Impax Laboratories, Inc.*	3,645	70,530
Merit Medical Systems, Inc.*	1,667	68,347
LeMaitre Vascular, Inc.	1,891	68,208
Spectrum Pharmaceuticals, Inc.*,1	9,127	68,088
OraSure Technologies, Inc.*	3,862	67,739
Viad Corp.	1,261	67,527
Heska Corp.*	615	67,367
Lantheus Holdings, Inc.*	3,645	67,251
Nektar Therapeutics*,1	3,076	67,149
Emergent BioSolutions, Inc.*	1,833	66,666
AMAG Pharmaceuticals, Inc.*,1	3,352	65,867
BioTelemetry, Inc.*	1,921	65,699
Innoviva, Inc.*	4,775	65,513
Ensign Group, Inc.	2,927	65,477
Select Medical Holdings Corp.*	4,040	65,448
Providence Service Corp.*	1,265	65,198
Myriad Genetics, Inc.*,1	2,665	64,680
Anika Therapeutics, Inc.*	1,260	64,462
Healthcare Services Group, Inc.	1,228	64,163
Inter Parfums, Inc.	1,648	63,942
Integer Holdings Corp.*	1,390	63,661
Sucampo Pharmaceuticals, Inc. — Class A*,1	5,865	63,635
Phibro Animal Health Corp. — Class A	1,648	62,954
ANI Pharmaceuticals, Inc.*,1	1,281	62,423
Coca-Cola Bottling Company Consolidated	259	62,183
Cambrex Corp.*,1	1,014	61,854
Ligand Pharmaceuticals, Inc. — Class B*,1	511	61,785
HMS Holdings Corp.*	3,076	61,766
Surmodics, Inc.*	2,345	61,674
Forrester Research, Inc.	1,510	61,608
AngioDynamics, Inc.*	3,786	61,524
Lannett Company, Inc.*,1	3,023	61,518
Rent-A-Center, Inc.[1]	4,639	61,328
Supernus Pharmaceuticals, Inc.*,1	1,509	61,039
Momenta Pharmaceuticals, Inc.*	3,685	60,987
Inogen, Inc.*	646	60,969
Tivity Health, Inc.*,1	1,536	60,902
Depomed, Inc.*,1	5,885	60,674
ABM Industries, Inc.	1,359	60,639
Analogic Corp.	862	60,512
Magellan Health, Inc.*	811	60,460
ICU Medical, Inc.*	350	60,165
Repligen Corp.*,1	1,494	60,163
Darling Ingredients, Inc.*	3,694	60,101
Amphastar Pharmaceuticals, Inc.*	3,474	60,031
Sanderson Farms, Inc.	459	60,014
RR Donnelley & Sons Co.[1]	4,843	59,860
Medifast, Inc.	1,394	59,510
Green Dot Corp. — Class A*	1,478	59,475
Cal-Maine Foods, Inc.*,1	1,558	59,438
Landauer, Inc.	1,090	59,351
Natus Medical, Inc.*,1	1,686	59,347
MiMedx Group, Inc.*,1	3,961	59,257
SciClone Pharmaceuticals, Inc.*	5,392	59,042
LSC Communications, Inc.	2,756	58,923
Matthews International Corp. — Class A	897	58,798
AMN Healthcare Services, Inc.*,1	1,592	58,744
Albany Molecular Research, Inc.*,1	2,699	58,676
Cytokinetics, Inc.*	4,167	58,546
Korn/Ferry International	1,741	58,236
Haemonetics Corp.*	1,414	58,158
CryoLife, Inc.*	3,091	57,956
Resources Connection, Inc.	4,333	57,846
CONMED Corp.	1,126	57,786
Insperity, Inc.	764	57,682
Orthofix International N.V.*	1,329	57,652
Medicines Co.*,1	1,499	57,637
John B Sanfilippo & Son, Inc.	896	57,631
CorVel Corp.*	1,206	57,346
Universal Corp.	895	57,235
Cantel Medical Corp.	771	57,208
Luminex Corp.	2,796	57,122
Neogen Corp.*	866	57,043
J&J Snack Foods Corp.	434	57,028
Calavo Growers, Inc.[1]	770	57,018
Bob Evans Farms, Inc.[1]	822	56,866
Quorum Health Corp.*	16,573	56,514
US Physical Therapy, Inc.	895	56,475
Kelly Services, Inc. — Class A	2,527	56,276
WD-40 Co.[1]	527	56,205
Integra LifeSciences Holdings Corp.*,1	1,131	56,165
PharMerica Corp.*	2,216	55,732
Cross Country Healthcare, Inc.*	4,722	55,531
Chemed Corp.	278	54,905
Cardtronics plc — Class A*	1,745	54,619
Monro Muffler Brake, Inc.[1]	1,169	54,475
Varex Imaging Corp.*	1,754	54,111
TrueBlue, Inc.*	2,089	53,374
Andersons, Inc.	1,544	53,191
SpartanNash Co.	1,917	53,178
Abaxis, Inc.	1,128	53,016
Seneca Foods Corp. — Class A*	1,843	52,894
B&G Foods, Inc.[1]	1,457	52,816
On Assignment, Inc.*	1,072	52,796
SUPERVALU, Inc.*	14,662	52,490
American Public Education, Inc.*	2,461	52,420
Meridian Bioscience, Inc.	3,861	52,317
LHC Group, Inc.*	894	51,763
HealthEquity, Inc.*,1	1,127	51,695
Progenics Pharmaceuticals, Inc.*,1	8,454	50,978
Career Education Corp.*	6,020	50,628
Diplomat Pharmacy, Inc.*,1	3,166	50,244
Kindred Healthcare, Inc.[1]	5,598	50,102
Community Health Systems, Inc.*	6,931	49,557
Strayer Education, Inc.[1]	628	49,373
Navigant Consulting, Inc.*	2,875	48,674

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 20.3% (continued)
Heidrick & Struggles International, Inc.	2,647	$47,911
Almost Family, Inc.*	946	46,780
Capella Education Co.	671	46,098
Central Garden & Pet Co. — Class A*	1,498	46,078
Amedisys, Inc.*	920	43,571
Eagle Pharmaceuticals, Inc.*,1	813	39,959
Team, Inc.*,1	2,301	33,019
Central Garden & Pet Co.*,1	401	12,832
Total Consumer, Non-cyclical		7,104,979
Financial - 19.3%
BofI Holding, Inc.*,1	2,514	70,065
Parkway, Inc.	2,940	67,649
Waddell & Reed Financial, Inc. — Class A1	3,225	66,660
American Equity Investment Life Holding Co.	2,418	64,754
HFF, Inc. — Class A	1,756	64,480
Evercore Partners, Inc. — Class A	815	64,099
Interactive Brokers Group, Inc. — Class A1	1,592	63,760
Virtus Investment Partners, Inc.	541	63,730
Kite Realty Group Trust	3,102	63,684
Urstadt Biddle Properties, Inc. — Class A	3,033	63,511
CBL & Associates Properties, Inc.	7,222	63,481
WisdomTree Investments, Inc.	5,988	62,515
Independent Bank Corp.	876	62,502
AMERISAFE, Inc.[1]	1,079	62,312
Investment Technology Group, Inc.	2,819	62,215
Acadia Realty Trust	2,089	62,127
Pennsylvania Real Estate Investment Trust[1]	5,200	61,828
PRA Group, Inc.*,1	1,575	61,739
Ramco-Gershenson Properties Trust	4,379	61,700
RE/MAX Holdings, Inc. — Class A	1,061	61,697
Forestar Group, Inc.*	3,593	61,620
LTC Properties, Inc.	1,191	61,503
Provident Financial Services, Inc.	2,319	61,500
INTL FCStone, Inc.*	1,567	61,317
Encore Capital Group, Inc.*,1	1,526	61,193
Bank Mutual Corp.	6,126	60,954
Navigators Group, Inc.	1,064	60,648
Chesapeake Lodging Trust	2,403	60,628
Agree Realty Corp.	1,231	60,528
Banner Corp.	1,047	60,484
Infinity Property & Casualty Corp.	603	60,329
RLI Corp.	1,039	60,324
TrustCo Bank Corp. NY	7,267	60,316
National Bank Holdings Corp. — Class A	1,766	60,274
EastGroup Properties, Inc.[1]	691	60,241
Chatham Lodging Trust	2,910	60,179
PS Business Parks, Inc.	447	60,104
CoreSite Realty Corp.[1]	552	59,936
ProAssurance Corp.	969	59,884
S&T Bancorp, Inc.	1,578	59,775
Safety Insurance Group, Inc.	842	59,740
Universal Health Realty Income Trust	771	59,737
National Storage Affiliates Trust	2,600	59,696
United Fire Group, Inc.	1,322	59,649
American Assets Trust, Inc.	1,468	59,615
Employers Holdings, Inc.	1,373	59,520
First BanCorp*	10,154	59,502
Opus Bank	2,500	59,500
Lexington Realty Trust	5,844	59,492
First Financial Bankshares, Inc.[1]	1,373	59,383
Sabra Health Care REIT, Inc.[1]	2,559	59,369
Walker & Dunlop, Inc.*	1,180	59,295
United Insurance Holdings Corp.	3,713	59,259
DiamondRock Hospitality Co.	5,069	59,206
Independence Realty Trust, Inc.	5,838	59,081
Getty Realty Corp.	2,271	59,001
United Community Banks, Inc.	2,115	58,712
Four Corners Property Trust, Inc.	2,305	58,501
Simmons First National Corp. — Class A	1,072	58,477
Retail Opportunity Investments Corp.	2,878	58,366
Saul Centers, Inc.	985	58,273
Piper Jaffray Cos.	932	58,157
Brookline Bancorp, Inc.	3,915	58,138
Northwest Bancshares, Inc.	3,607	58,073
Customers Bancorp, Inc.*	1,941	57,939
Dime Community Bancshares, Inc.	2,779	57,803
Armada Hoffler Properties, Inc.[1]	4,346	57,628
CareTrust REIT, Inc.	3,159	57,620
Cedar Realty Trust, Inc.	11,122	57,612
Westamerica Bancorporation	1,052	57,565
Astoria Financial Corp.	2,848	57,473
Selective Insurance Group, Inc.	1,134	57,437
First Commonwealth Financial Corp.	4,397	57,293
Southside Bancshares, Inc.	1,644	57,096
City Holding Co.	868	56,967
Columbia Banking System, Inc.	1,427	56,852
Boston Private Financial Holdings, Inc.	3,703	56,841
OFG Bancorp	5,652	56,803
HCI Group, Inc.	1,254	56,543
Enova International, Inc.*	3,893	56,449
Hanmi Financial Corp.	1,970	56,441
LegacyTexas Financial Group, Inc.	1,457	56,415
CVB Financial Corp.	2,619	56,413
Sterling Bancorp	2,442	56,410
Central Pacific Financial Corp.	1,816	56,169
Northfield Bancorp, Inc.	3,343	56,129
Hersha Hospitality Trust	2,991	56,111
Great Western Bancorp, Inc.	1,437	56,057
Apollo Commercial Real Estate Finance, Inc.[1]	3,109	56,056
Oritani Financial Corp.	3,372	55,975
Financial Engines, Inc.[1]	1,455	55,945
Glacier Bancorp, Inc.	1,593	55,628
Community Bank System, Inc.	1,013	55,614
Summit Hotel Properties, Inc.	3,081	55,242
Tompkins Financial Corp.	700	55,097

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 19.3% (continued)
Maiden Holdings Ltd.	4,958	$55,034
Old National Bancorp	3,370	54,931
ServisFirst Bancshares, Inc.	1,508	54,801
eHealth, Inc.*	3,206	54,534
Ameris Bancorp	1,190	54,502
Franklin Street Properties Corp.	5,149	54,425
World Acceptance Corp.*,1	714	53,957
Universal Insurance Holdings, Inc.	2,259	53,877
First Financial Bancorp	2,101	53,786
Horace Mann Educators Corp.	1,457	53,763
NBT Bancorp, Inc.	1,485	53,668
First Midwest Bancorp, Inc.	2,411	53,548
Banc of California, Inc.[1]	2,589	53,204
Capstead Mortgage Corp.	5,412	52,929
Fidelity Southern Corp.	2,499	52,629
Greenhill & Company, Inc.	2,826	52,281
HomeStreet, Inc.*	1,990	52,238
Hope Bancorp, Inc.	2,919	51,462
WageWorks, Inc.*	787	51,312
Stewart Information Services Corp.	1,285	50,501
Government Properties Income Trust	2,607	46,222
Total Financial		6,773,214
Consumer, Cyclical - 18.1%
Scientific Games Corp. — Class A*,1	2,348	86,993
PetMed Express, Inc.	1,659	78,869
Winnebago Industries, Inc.[1]	2,085	76,728
RH*,1	1,155	75,226
La-Z-Boy, Inc.	2,135	72,163
LGI Homes, Inc.*,1	1,614	71,499
Fox Factory Holding Corp.*	1,792	68,902
Barnes & Noble, Inc.	8,298	67,629
Tailored Brands, Inc.[1]	5,256	65,911
LCI Industries	615	65,651
J.C. Penney Company, Inc.*,1	12,013	64,990
Crocs, Inc.*	8,171	64,878
Ethan Allen Interiors, Inc.	2,024	64,870
Vera Bradley, Inc.*	6,435	64,865
Cavco Industries, Inc.*	497	64,809
Lithia Motors, Inc. — Class A1	626	64,634
Guess?, Inc.[1]	4,946	64,595
iRobot Corp.*,1	611	64,467
Unifi, Inc.*	1,938	63,489
Movado Group, Inc.	2,538	62,435
Titan International, Inc.	4,887	62,309
Ascena Retail Group, Inc.*	26,592	62,225
Select Comfort Corp.*	1,830	61,872
Wolverine World Wide, Inc.	2,181	61,504
Mobile Mini, Inc.	1,979	60,953
FirstCash, Inc.	1,046	60,825
Fossil Group, Inc.*,1	5,397	60,717
Monarch Casino & Resort, Inc.*	1,831	60,588
Ollie's Bargain Outlet Holdings, Inc.*,1	1,355	60,569
Universal Electronics, Inc.*	883	60,442
Anixter International, Inc.*	767	60,402
Steven Madden Ltd.*	1,472	60,352
DSW, Inc. — Class A1	3,339	60,236
Installed Building Products, Inc.*	1,117	60,095
Oxford Industries, Inc.	951	60,037
Perry Ellis International, Inc.*	3,047	59,843
American Woodmark Corp.*	609	59,773
ILG, Inc.	2,249	59,621
Meritage Homes Corp.*	1,457	59,373
MDC Holdings, Inc.	1,731	59,356
Iconix Brand Group, Inc.*,1	8,864	59,123
Boyd Gaming Corp.[1]	2,354	58,991
G-III Apparel Group Ltd.*,1	2,264	58,932
UniFirst Corp.	413	58,749
Callaway Golf Co.	4,613	58,723
Children's Place, Inc.[1]	553	58,424
Core-Mark Holding Company, Inc.	1,593	58,415
Standard Motor Products, Inc.	1,158	58,340
Daktronics, Inc.	5,957	58,259
William Lyon Homes — Class A*	2,575	58,221
Caleres, Inc.	2,127	58,025
Superior Industries International, Inc.	2,955	57,770
ScanSource, Inc.*	1,457	57,697
Nautilus, Inc.*,1	3,277	57,675
SkyWest, Inc.	1,579	57,633
Regis Corp.*	5,447	57,357
Kirkland's, Inc.*	6,126	57,278
Marriott Vacations Worldwide Corp.	490	57,257
Wingstop, Inc.*,1	1,904	57,138
Asbury Automotive Group, Inc.*	1,057	57,078
Vitamin Shoppe, Inc.*	5,177	56,947
Belmond Ltd. — Class A*	4,355	56,833
Vista Outdoor, Inc.*,1	2,458	56,755
Group 1 Automotive, Inc.	952	56,692
Motorcar Parts of America, Inc.*	2,022	56,555
Cato Corp. — Class A	3,315	56,388
Sonic Automotive, Inc. — Class A	3,104	56,338
Buckle, Inc.[1]	3,268	55,883
Cooper-Standard Holdings, Inc.*	546	55,834
Zumiez, Inc.*,1	4,382	55,651
Dorman Products, Inc.*,1	712	55,593
Five Below, Inc.*,1	1,150	55,557
Penn National Gaming, Inc.*	2,730	55,037
Finish Line, Inc. — Class A1	3,974	54,682
Lumber Liquidators Holdings, Inc.*,1	2,207	54,535
M/I Homes, Inc.*	2,101	54,500
Allegiant Travel Co. — Class A1	418	54,027
Interface, Inc. — Class A	2,833	53,685
El Pollo Loco Holdings, Inc.*,1	4,120	53,560
American Axle & Manufacturing Holdings, Inc.*	3,598	53,035
Ruth's Hospitality Group, Inc.	2,651	53,020
Wabash National Corp.[1]	2,773	52,909
Dave & Buster's Entertainment, Inc.*	851	52,856
Shoe Carnival, Inc.	2,878	52,552
Genesco, Inc.*	1,636	52,516
Red Robin Gourmet Burgers, Inc.*,1	877	52,445
DineEquity, Inc.[1]	1,269	52,207
Biglari Holdings, Inc.*	139	52,030
Haverty Furniture Companies, Inc.	2,285	50,841

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 18.1% (continued)
Chuy's Holdings, Inc.*,1	2,150	$50,633
Express, Inc.*	8,322	50,431
Ruby Tuesday, Inc.*	24,789	50,074
Francesca's Holdings Corp.*	5,136	49,973
Gentherm, Inc.*	1,483	49,606
Shake Shack, Inc. — Class A*,1	1,490	49,185
EZCORP, Inc. — Class A*	6,298	49,124
Veritiv Corp.*	1,316	48,889
Marcus Corp.	1,795	48,824
BJ's Restaurants, Inc.*	1,346	47,514
Sonic Corp.	1,988	47,036
Fiesta Restaurant Group, Inc.*	2,788	46,838
MarineMax, Inc.*	3,055	45,672
Abercrombie & Fitch Co. — Class A1	4,599	45,254
Big 5 Sporting Goods Corp.[1]	4,209	45,247
Chico's FAS, Inc.	4,800	43,920
Tile Shop Holdings, Inc.	2,962	43,245
Hawaiian Holdings, Inc.*	1,033	42,766
Essendant, Inc.	3,330	41,558
Barnes & Noble Education, Inc.*	5,719	41,348
Hibbett Sports, Inc.*	2,500	39,000
Fred's, Inc. — Class A1	5,186	35,109
Total Consumer, Cyclical		6,336,489
Industrial - 16.7%
Applied Optoelectronics, Inc.*,1	904	88,131
ArcBest Corp.	2,861	79,536
Aerovironment, Inc.*	1,882	71,120
II-VI, Inc.*	1,811	68,999
Fabrinet*,1	1,515	68,189
Trex Company, Inc.*	893	67,162
Aegion Corp. — Class A*	2,773	66,386
Atlas Air Worldwide Holdings, Inc.*	1,112	66,053
TimkenSteel Corp.*,1	4,137	65,737
US Concrete, Inc.*,1	837	65,579
Proto Labs, Inc.*,1	879	64,958
SPX Corp.*	2,354	64,782
Aerojet Rocketdyne Holdings, Inc.*,1	2,747	64,417
Badger Meter, Inc.	1,423	64,391
General Cable Corp.	3,333	64,327
Federal Signal Corp.	3,439	63,622
Exponent, Inc.	975	63,570
Rogers Corp.*	536	63,231
Saia, Inc.*	1,162	63,155
EnPro Industries, Inc.	817	62,925
KapStone Paper and Packaging Corp.	2,741	62,659
Lindsay Corp.	683	62,611
PGT Innovations, Inc.*	4,795	62,334
AAR Corp.	1,648	61,635
Simpson Manufacturing Company, Inc.	1,390	61,562
FARO Technologies, Inc.*,1	1,550	61,225
Standex International Corp.	636	61,024
Alamo Group, Inc.	649	60,363
Itron, Inc.*	825	60,225
Quanex Building Products Corp.	2,799	60,179
Heartland Express, Inc.	2,847	60,157
Boise Cascade Co.*	1,973	59,881
Albany International Corp. — Class A1	1,119	59,866
John Bean Technologies Corp.[1]	646	59,690
National Presto Industries, Inc.[1]	527	59,604
Park Electrochemical Corp.	3,169	59,546
MYR Group, Inc.*	1,871	59,516
Mueller Industries, Inc.	1,888	59,472
ESCO Technologies, Inc.	963	59,417
Tennant Co.[1]	786	59,382
OSI Systems, Inc.*,1	741	59,258
Cubic Corp.	1,243	59,229
Axon Enterprise, Inc.*,1	2,404	59,114
Moog, Inc. — Class A*	794	59,010
Patrick Industries, Inc.*	775	58,978
Tetra Tech, Inc.	1,242	58,933
Barnes Group, Inc.	979	58,916
TopBuild Corp.*	1,114	58,797
Plexus Corp.*	1,093	58,596
Roadrunner Transportation Systems, Inc.*	8,393	58,583
Benchmark Electronics, Inc.*	1,739	58,517
Encore Wire Corp.	1,311	58,471
Watts Water Technologies, Inc. — Class A	906	58,346
US Ecology, Inc.	1,124	58,336
Electro Scientific Industries, Inc.*	6,709	58,033
Franklin Electric Company, Inc.	1,425	57,570
Hillenbrand, Inc.	1,594	57,384
Kaman Corp.	1,121	57,306
Universal Forest Products, Inc.	680	57,018
Forward Air Corp.	1,095	56,754
Bel Fuse, Inc. — Class B	2,246	56,712
CTS Corp.	2,577	56,694
TTM Technologies, Inc.*,1	3,258	56,624
Hub Group, Inc. — Class A*	1,660	56,523
Actuant Corp. — Class A	2,335	56,507
Marten Transport Ltd.	3,541	56,479
Methode Electronics, Inc.	1,410	56,048
Harsco Corp.*	3,604	55,682
Multi-Color Corp.	688	55,384
Raven Industries, Inc.	1,601	55,074
Briggs & Stratton Corp.	2,349	55,014
Greenbrier Companies, Inc.[1]	1,219	54,855
Chart Industries, Inc.*	1,612	54,808
Sanmina Corp.*	1,527	54,743
Matson, Inc.	1,927	54,341
Orion Group Holdings, Inc.*	7,728	54,251
Powell Industries, Inc.	1,700	54,145
Lydall, Inc.*	1,090	53,955
Olympic Steel, Inc.	3,148	53,799
Comfort Systems USA, Inc.	1,612	53,680
Brady Corp. — Class A	1,614	53,585
Applied Industrial Technologies, Inc.	943	53,280
AAON, Inc.[1]	1,561	52,762
Advanced Energy Industries, Inc.*	727	52,744
Myers Industries, Inc.	3,099	52,683
Apogee Enterprises, Inc.	1,006	52,403
SPX FLOW, Inc.*	1,467	52,020
Griffon Corp.	2,525	51,763

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 16.7% (continued)
Tredegar Corp.	3,426	$51,733
AZZ, Inc.	1,017	51,562
Vicor Corp.*	2,886	51,227
Gibraltar Industries, Inc.*	1,669	49,820
Astec Industries, Inc.	987	49,616
Sturm Ruger & Company, Inc.[1]	860	49,536
Insteel Industries, Inc.	1,820	47,902
Haynes International, Inc.	1,503	47,014
Triumph Group, Inc.	1,765	45,184
CIRCOR International, Inc.	866	43,352
DXP Enterprises, Inc.*	1,502	42,942
Echo Global Logistics, Inc.*	2,937	40,090
LSB Industries, Inc.*,1	5,514	39,039
Total Industrial		5,859,342
Technology - 8.0%
Synchronoss Technologies, Inc.*,1	4,795	80,939
LivePerson, Inc.*	5,207	70,554
Omnicell, Inc.*	1,381	68,498
Cray, Inc.*	3,324	68,475
Virtusa Corp.*	2,051	67,992
Mercury Systems, Inc.*	1,501	65,909
Semtech Corp.*	1,650	65,340
Super Micro Computer, Inc.*	2,409	64,682
Progress Software Corp.	2,004	64,148
Bottomline Technologies de, Inc.*	2,233	63,596
ExlService Holdings, Inc.*	1,104	63,535
Donnelley Financial Solutions, Inc.*	2,684	62,269
Ebix, Inc.[1]	1,076	62,139
Rambus, Inc.*	4,783	61,653
Digi International, Inc.*	5,880	61,446
Power Integrations, Inc.	868	61,324
Quality Systems, Inc.*	3,554	60,774
Lumentum Holdings, Inc.*,1	969	60,659
TeleTech Holdings, Inc.	1,444	60,359
MKS Instruments, Inc.	718	60,061
CEVA, Inc.*	1,297	59,986
Agilysys, Inc.*	5,921	59,565
Veeco Instruments, Inc.*	1,931	59,475
Diodes, Inc.*	2,241	59,454
Sykes Enterprises, Inc.*	1,748	59,432
Engility Holdings, Inc.*	2,036	59,390
CACI International, Inc. — Class A*	473	59,172
Electronics for Imaging, Inc.*,1	1,217	59,122
DSP Group, Inc.*	4,680	58,968
ManTech International Corp. — Class A	1,470	58,388
CSG Systems International, Inc.	1,407	58,179
Kulicke & Soffa Industries, Inc.*	2,693	58,007
Qualys, Inc.*	1,431	57,455
Monotype Imaging Holdings, Inc.	3,016	56,852
Rudolph Technologies, Inc.*	2,293	56,752
Kopin Corp.*,1	14,865	56,487
MTS Systems Corp.	1,069	56,336
Cohu, Inc.	3,086	56,227
SPS Commerce, Inc.*	970	56,066
Cabot Microelectronics Corp.	748	55,464
Insight Enterprises, Inc.*	1,366	55,350
Nanometrics, Inc.*	2,069	55,139
Xperi Corp.	1,857	54,317
Brooks Automation, Inc.	2,166	53,197
Computer Programs & Systems, Inc.	1,688	51,737
MaxLinear, Inc. — Class A*,1	1,930	50,566
MicroStrategy, Inc. — Class A*	324	43,581
Total Technology		2,819,016
Communications - 6.5%
General Communication, Inc. — Class A*	1,595	68,059
ADTRAN, Inc.	2,847	66,762
EW Scripps Co. — Class A*	3,356	65,945
Blucora, Inc.*	2,879	64,490
TiVo Corp.	3,287	64,425
Perficient, Inc.*	3,365	63,262
XO Group, Inc.*	3,429	62,682
New Media Investment Group, Inc.	4,459	62,159
NETGEAR, Inc.*	1,294	61,982
Gannett Company, Inc.	6,874	61,660
Cincinnati Bell, Inc.*,1	3,259	60,780
World Wrestling Entertainment, Inc. — Class A	2,868	60,687
Cogent Communications Holdings, Inc.	1,453	60,663
ePlus, Inc.*	748	60,513
Liquidity Services, Inc.*	8,797	59,820
FTD Companies, Inc.*	3,044	59,815
Oclaro, Inc.*,1	6,075	59,413
Stamps.com, Inc.*,1	401	59,388
Time, Inc.[1]	4,224	59,347
Shutterfly, Inc.*	1,210	59,338
Lumos Networks Corp.*	3,266	58,494
CalAmp Corp.*,1	3,058	58,408
Comtech Telecommunications Corp.	3,222	57,996
Black Box Corp.	7,313	57,773
Viavi Solutions, Inc.*	5,253	57,625
Gigamon, Inc.*	1,444	57,399
QuinStreet, Inc.*	14,516	56,467
VASCO Data Security International, Inc.*	4,164	56,214
Shutterstock, Inc.*,1	1,305	54,993
Spok Holdings, Inc.	3,324	54,514
Scholastic Corp.	1,314	54,439
Iridium Communications, Inc.*,1	5,374	53,471
8x8, Inc.*	4,129	52,438
Consolidated Communications Holdings, Inc.	2,807	50,526
ATN International, Inc.	844	48,952
NIC, Inc.	2,940	47,775
DHI Group, Inc.*	21,667	47,667
HealthStream, Inc.*,1	2,014	47,571
Harmonic, Inc.*,1	10,935	44,834
Total Communications		2,258,746
Energy - 5.3%
SRC Energy, Inc.*,1	8,565	72,888
Helix Energy Solutions Group, Inc.*	10,834	70,854
Gulf Island Fabrication, Inc.	6,126	69,836
Matrix Service Co.*	6,573	68,031
SolarEdge Technologies, Inc.*	2,800	64,260

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 5.3% (continued)
Newpark Resources, Inc.*	7,500	$62,625
McDermott International, Inc.*	9,126	61,783
Noble Corporation plc*	15,039	60,156
Pioneer Energy Services Corp.*	27,210	59,862
REX American Resources Corp.*,1	596	59,588
Cloud Peak Energy, Inc.*,1	17,206	59,533
Archrock, Inc.	5,417	59,316
Unit Corp.*	3,292	59,190
Bristow Group, Inc.[1]	7,949	58,584
PDC Energy, Inc.*,1	1,242	58,573
Denbury Resources, Inc.*	40,069	58,501
Exterran Corp.*	2,095	58,011
Tesco Corp.*	12,581	57,873
FutureFuel Corp.	3,958	57,628
CARBO Ceramics, Inc.*,1	8,058	56,970
Geospace Technologies Corp.*,1	3,700	56,943
SunCoke Energy, Inc.*	6,140	54,953
Bill Barrett Corp.*,1	16,161	54,624
TETRA Technologies, Inc.*	19,307	54,253
Contango Oil & Gas Co.*	9,028	54,168
Era Group, Inc.*	6,178	54,119
SEACOR Holdings, Inc.*,1	1,584	53,999
Flotek Industries, Inc.*,1	6,184	52,069
Green Plains, Inc.[1]	2,545	50,264
Atwood Oceanics, Inc.*,1	6,081	47,797
Carrizo Oil & Gas, Inc.*,1	2,848	44,884
Northern Oil and Gas, Inc.*,1	35,455	44,319
Total Energy		1,856,454
Basic Materials - 4.3%
Kraton Corp.*	1,819	67,666
Aceto Corp.	3,908	65,968
AdvanSix, Inc.*	1,954	65,420
Kaiser Aluminum Corp.	667	64,893
PH Glatfelter Co.	3,064	62,720
Calgon Carbon Corp.	3,836	61,376
Clearwater Paper Corp.*	1,245	61,192
Materion Corp.	1,570	60,367
Century Aluminum Co.*,1	3,576	60,005
Koppers Holdings, Inc.*	1,607	58,334
Deltic Timber Corp.	803	57,920
Schweitzer-Mauduit International, Inc.	1,498	57,553
Neenah Paper, Inc.	717	57,288
Ingevity Corp.*	975	57,038
Quaker Chemical Corp.	398	56,464
HB Fuller Co.	1,094	56,363
American Vanguard Corp.	3,183	56,339
Balchem Corp.	718	55,717
Stepan Co.	651	53,493
AK Steel Holding Corp.*,1	9,375	53,063
Innospec, Inc.	848	52,915
Hawkins, Inc.	1,175	52,816
Innophos Holdings, Inc.	1,264	52,797
A. Schulman, Inc.	1,997	52,521
Rayonier Advanced Materials, Inc.[1]	3,431	51,156
US Silica Holdings, Inc.[1]	1,608	46,841
Total Basic Materials		1,498,225
Utilities - 1.4%
Avista Corp.	1,341	70,551
California Water Service Group	1,563	60,800
Spire, Inc.	817	59,315
Northwest Natural Gas Co.	940	59,314
American States Water Co.[1]	1,175	58,104
ALLETE, Inc.	790	57,883
El Paso Electric Co.	1,076	55,844
South Jersey Industries, Inc.	1,587	53,910
Total Utilities		475,721
Total Common Stocks
(Cost $31,160,805)		34,982,186

RIGHT††† - 0.0%
Dyax Corp.
Expires 01/25/18*,2	339	–
Total Right
(Cost $–)		–

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[3]	39,962	39,962
Total Money Market Fund
(Cost $39,962)		39,962

	Face Amount
SECURITIES LENDING COLLATERAL††,4 - 12.1%
Repurchase Agreements
NBC Global Finance Ltd. issued 07/31/17 at 1.20% due 08/01/17	$988,018	988,018
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	988,018	988,018
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	988,018	988,018
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	988,018	988,018
Citibank issued 07/31/17 at 1.04% due 08/01/17	292,550	292,550
Total Securities Lending Collateral
(Cost $4,244,622)		4,244,622
Total Investments - 112.1%
(Cost $35,445,389)		$39,266,770
Other Assets & Liabilities, net - (12.1)%		(4,236,456)
Total Net Assets - 100.0%		$35,030,314

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	This security was fair valued by the Valuation Committee at July 31, 2017.
[3]	Rate indicated is the 7 day yield as of July 31, 2017.
[4]	Securities lending collateral — See Note 3.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$34,982,186	$—	$—		$34,982,186
Money Market Fund	39,962	—	—		39,962
Right	—	—	—	*	—	*
Securities Lending Collateral	—	4,244,622	—		4,244,622
Total Assets	$35,022,148	$4,244,622	$—	*	$39,266,770

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 30.0%
LendingTree, Inc.*,1	20,601	$4,544,581
NutriSystem, Inc.	69,708	3,886,221
MiMedx Group, Inc.*,1	232,154	3,473,025
BioTelemetry, Inc.*,1	100,059	3,422,018
Supernus Pharmaceuticals, Inc.*	81,651	3,302,784
OraSure Technologies, Inc.*	165,850	2,909,009
Innoviva, Inc.*,1	176,575	2,422,609
Viad Corp.	44,716	2,394,542
Heska Corp.*	16,541	1,811,901
Lantheus Holdings, Inc.*,1	90,779	1,674,873
Insperity, Inc.	21,149	1,596,750
LeMaitre Vascular, Inc.	43,705	1,576,439
Central Garden & Pet Co. — Class A*	48,107	1,479,771
SciClone Pharmaceuticals, Inc.*	134,532	1,473,126
SpartanNash Co.	50,850	1,410,579
AMN Healthcare Services, Inc.*,1	37,372	1,379,027
Cytokinetics, Inc.*	97,545	1,370,507
Progenics Pharmaceuticals, Inc.*,1	226,075	1,363,232
Cross Country Healthcare, Inc.*	96,024	1,129,242
ANI Pharmaceuticals, Inc.*,1	22,851	1,113,529
Merit Medical Systems, Inc.*	26,466	1,085,106
Calavo Growers, Inc.[1]	14,383	1,065,061
AMAG Pharmaceuticals, Inc.*,1	49,942	981,361
Cantel Medical Corp.	13,014	965,639
Ligand Pharmaceuticals, Inc. — Class B*,1	7,474	903,681
Luminex Corp.	43,865	896,162
B&G Foods, Inc.[1]	24,392	884,210
CryoLife, Inc.*	46,091	864,206
Enanta Pharmaceuticals, Inc.*	21,457	817,726
Cardtronics plc — Class A*	23,634	739,744
Sucampo Pharmaceuticals, Inc. — Class A*,1	62,586	679,058
Forrester Research, Inc.	16,538	674,750
Capella Education Co.	9,759	670,443
HMS Holdings Corp.*	33,205	666,756
Landauer, Inc.	11,891	647,465
Navigant Consulting, Inc.*	36,586	619,401
US Physical Therapy, Inc.	8,994	567,521
Momenta Pharmaceuticals, Inc.*	33,269	550,602
Surmodics, Inc.*	20,531	539,965
Neogen Corp.*	8,170	538,158
Central Garden & Pet Co.*,1	14,426	461,632
Eagle Pharmaceuticals, Inc.*,1	8,145	400,327
Total Consumer, Non-cyclical		59,952,739
Industrial - 18.9%
Trex Company, Inc.*	29,998	2,256,149
CTS Corp.	102,077	2,245,694
TTM Technologies, Inc.*,1	125,375	2,179,018
Patrick Industries, Inc.*	27,595	2,099,979
Tetra Tech, Inc.	44,196	2,097,100
TopBuild Corp.*	39,698	2,095,261
Advanced Energy Industries, Inc.*	28,672	2,080,154
Orion Group Holdings, Inc.*	286,515	2,011,335
II-VI, Inc.*,1	52,076	1,984,096
Fabrinet*,1	41,721	1,877,862
Axon Enterprise, Inc.*,1	64,860	1,594,907
Griffon Corp.	75,005	1,537,603
US Ecology, Inc.	27,815	1,443,599
John Bean Technologies Corp.[1]	15,011	1,387,016
Quanex Building Products Corp.	56,170	1,207,655
Lydall, Inc.*	22,844	1,130,778
Vicor Corp.*	63,208	1,121,942
Gibraltar Industries, Inc.*	34,566	1,031,795
MYR Group, Inc.*	31,531	1,003,001
ESCO Technologies, Inc.	15,239	940,246
PGT Innovations, Inc.*	70,964	922,532
Itron, Inc.*	12,198	890,454
AAON, Inc.[1]	23,812	804,846
Insteel Industries, Inc.	27,718	729,538
Astec Industries, Inc.	11,887	597,559
Simpson Manufacturing Company, Inc.	13,331	590,430
Total Industrial		37,860,549
Financial - 17.2%
National Storage Affiliates Trust[1]	115,430	2,650,273
Four Corners Property Trust, Inc.	98,636	2,503,381
First BanCorp*	337,615	1,978,423
Walker & Dunlop, Inc.*	35,170	1,767,293
BofI Holding, Inc.*,1	57,516	1,602,971
Piper Jaffray Cos.	25,428	1,586,707
Summit Hotel Properties, Inc.	85,078	1,525,449
Universal Insurance Holdings, Inc.	63,299	1,509,681
LegacyTexas Financial Group, Inc.	35,806	1,386,409
CareTrust REIT, Inc.	75,069	1,369,259
WageWorks, Inc.*	19,795	1,290,634
National Bank Holdings Corp. — Class A	37,585	1,282,776
Ameris Bancorp	26,134	1,196,937
ServisFirst Bancshares, Inc.	32,783	1,191,334
Lexington Realty Trust	111,111	1,131,110
Northfield Bancorp, Inc.	63,642	1,068,550
United Community Banks, Inc.	38,064	1,056,657
Evercore Partners, Inc. — Class A	12,200	959,530
Getty Realty Corp.	36,665	952,556
Agree Realty Corp.	16,928	832,350
Customers Bancorp, Inc.*	27,775	829,084
American Assets Trust, Inc.	17,576	713,761
Hanmi Financial Corp.	24,309	696,453
Central Pacific Financial Corp.	22,001	680,491
Southside Bancshares, Inc.	18,425	639,900
Sterling Bancorp	26,994	623,561
Tompkins Financial Corp.	6,438	506,735
First Financial Bankshares, Inc.[1]	11,640	503,430
Urstadt Biddle Properties, Inc. — Class A	21,427	448,681
Total Financial		34,484,376
Consumer, Cyclical - 14.3%
Installed Building Products, Inc.*	61,092	3,286,749
iRobot Corp.*,1	25,276	2,666,871
Five Below, Inc.*,1	43,169	2,085,494
Ollie's Bargain Outlet Holdings, Inc.*,1	41,157	1,839,718
LGI Homes, Inc.*,1	40,379	1,788,790
Fox Factory Holding Corp.*,1	43,272	1,663,808
Scientific Games Corp. — Class A*,1	44,747	1,657,876
LCI Industries	14,953	1,596,233

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 14.3% (continued)
Wingstop, Inc.[1]	51,920	$1,558,119
Dorman Products, Inc.*	17,337	1,353,673
Marcus Corp.	46,882	1,275,191
Dave & Buster's Entertainment, Inc.*	20,092	1,247,914
Winnebago Industries, Inc.[1]	29,697	1,092,850
Hawaiian Holdings, Inc.*	24,681	1,021,793
Children's Place, Inc.[1]	8,992	950,005
Belmond Ltd. — Class A*	60,968	795,632
Universal Electronics, Inc.*	11,478	785,669
Tile Shop Holdings, Inc.	42,858	625,727
Zumiez, Inc.*	46,634	592,252
Chuy's Holdings, Inc.*	14,392	338,932
Francesca's Holdings Corp.*	31,871	310,105
Total Consumer, Cyclical		28,533,401
Technology - 11.0%
MKS Instruments, Inc.	37,397	3,128,259
Mercury Systems, Inc.*	53,198	2,335,924
Nanometrics, Inc.*	80,674	2,149,962
CEVA, Inc.*,1	35,945	1,662,456
MaxLinear, Inc. — Class A*,1	63,087	1,652,879
Omnicell, Inc.*	33,305	1,651,928
Ebix, Inc.[1]	27,954	1,614,344
Qualys, Inc.*	38,147	1,531,602
Lumentum Holdings, Inc.*,1	24,433	1,529,506
Rudolph Technologies, Inc.*	45,434	1,124,492
Xperi Corp.	38,434	1,124,195
Rambus, Inc.*	57,982	747,388
SPS Commerce, Inc.*	11,674	674,757
Progress Software Corp.	20,524	656,973
Synchronoss Technologies, Inc.*,1	29,580	499,310
Total Technology		22,083,975
Communications - 6.0%
TiVo Corp.	124,420	2,438,631
Gigamon, Inc.*,1	52,376	2,081,946
Shutterfly, Inc.*	26,764	1,312,507
Stamps.com, Inc.*,1	8,610	1,275,141
Shutterstock, Inc.*,1	29,803	1,255,898
Oclaro, Inc.*,1	126,777	1,239,879
World Wrestling Entertainment, Inc. — Class A1	36,656	775,641
Cogent Communications Holdings, Inc.	17,771	741,939
8x8, Inc.*	39,745	504,762
NIC, Inc.	23,274	378,203
Total Communications		12,004,547
Basic Materials - 1.7%
Kraton Corp.*	49,055	1,824,845
Balchem Corp.	9,691	752,022
Quaker Chemical Corp.	5,087	721,693
Total Basic Materials		3,298,560
Utilities - 0.8%
South Jersey Industries, Inc.	27,145	922,116
California Water Service Group	17,276	672,036
Total Utilities		1,594,152
Total Common Stocks
(Cost $179,272,808)		199,812,299

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	227,197	227,197
Total Money Market Fund
(Cost $227,197)		227,197

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 16.4%
Repurchase Agreements
Citigroup Global Markets, Inc. issued 07/31/17 at 1.06% due 08/01/17	$7,641,283	7,641,283
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	7,641,283	7,641,283
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	7,641,283	7,641,283
State of Wisconsin Investment Board issued 07/31/17 at 1.18% due 08/01/17	7,035,189	7,035,189
J.P. Morgan Securities, LLC issued 07/31/17 at 1.04% due 08/01/17	2,868,644	2,868,644
Total Securities Lending Collateral
(Cost $32,827,682)		32,827,682
Total Investments - 116.4%
(Cost $212,327,687)		$232,867,178
Other Assets & Liabilities, net - (16.4)%		(32,854,718)
Total Net Assets - 100.0%		$200,012,460

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$199,812,299	$—	$—	$199,812,299
Money Market Fund	227,197	—	—	227,197
Securities Lending Collateral	—	32,827,682	—	32,827,682
Total Assets	$200,039,496	$32,827,682	$—	$232,867,178

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 30.2%
M/I Homes, Inc.*	92,198	$2,391,615
RH*,1	34,722	2,261,444
MDC Holdings, Inc.	63,330	2,171,586
Meritage Homes Corp.*	52,374	2,134,241
ScanSource, Inc.*	50,737	2,009,186
Wabash National Corp.[1]	96,155	1,834,637
SkyWest, Inc.	40,637	1,483,251
Sonic Automotive, Inc. — Class A	81,061	1,471,257
Barnes & Noble Education, Inc.*	198,073	1,432,068
Abercrombie & Fitch Co. — Class A1	143,239	1,409,473
Lithia Motors, Inc. — Class A1	12,758	1,317,264
Veritiv Corp.*	34,507	1,281,935
Regis Corp.*	120,858	1,272,635
Guess?, Inc.[1]	97,182	1,269,197
G-III Apparel Group Ltd.*,1	48,303	1,257,327
Anixter International, Inc.*	15,856	1,248,660
Essendant, Inc.	99,842	1,246,028
Red Robin Gourmet Burgers, Inc.*,1	19,509	1,166,639
American Axle & Manufacturing Holdings, Inc.*,1	78,428	1,156,029
Group 1 Automotive, Inc.	19,219	1,144,491
Haverty Furniture Companies, Inc.	51,274	1,140,847
Cooper-Standard Holdings, Inc.*	10,806	1,105,022
Perry Ellis International, Inc.*	54,770	1,075,683
MarineMax, Inc.*	67,141	1,003,758
Penn National Gaming, Inc.*	48,043	968,547
Fred's, Inc. — Class A1	139,740	946,040
Shoe Carnival, Inc.	50,620	924,321
Core-Mark Holding Company, Inc.	25,145	922,067
Fossil Group, Inc.*,1	80,631	907,099
Barnes & Noble, Inc.	107,916	879,515
Kirkland's, Inc.*	89,747	839,134
Asbury Automotive Group, Inc.*	15,255	823,770
J.C. Penney Company, Inc.*,1	146,644	793,344
Genesco, Inc.*	23,490	754,029
Big 5 Sporting Goods Corp.[1]	68,628	737,751
Express, Inc.*	120,841	732,296
Vitamin Shoppe, Inc.*	65,894	724,834
Caleres, Inc.	25,626	699,077
Ascena Retail Group, Inc.*	294,579	689,315
EZCORP, Inc. — Class A*	84,955	662,649
Unifi, Inc.*	19,898	651,858
Finish Line, Inc. — Class A1	44,135	607,298
Movado Group, Inc.	21,452	527,719
Superior Industries International, Inc.	26,784	523,627
Crocs, Inc.*	64,659	513,392
Ruby Tuesday, Inc.*	202,221	408,486
Cato Corp. — Class A	21,028	357,686
Total Consumer, Cyclical		51,878,127
Consumer, Non-cyclical - 20.2%
Kelly Services, Inc. — Class A	116,698	2,598,864
Invacare Corp.	155,929	2,440,288
Select Medical Holdings Corp.*	135,840	2,200,607
Diplomat Pharmacy, Inc.*	118,819	1,885,658
Universal Corp.	29,108	1,861,457
Seneca Foods Corp. — Class A*	64,175	1,841,823
PharMerica Corp.*	71,221	1,791,208
Darling Ingredients, Inc.*	101,808	1,656,416
Integer Holdings Corp.*	35,302	1,616,832
Sanderson Farms, Inc.	11,863	1,551,087
LSC Communications, Inc.	72,091	1,541,305
TrueBlue, Inc.*	59,136	1,510,925
Almost Family, Inc.*	27,098	1,339,996
Providence Service Corp.*	24,213	1,247,938
Andersons, Inc.	32,817	1,130,546
RR Donnelley & Sons Co.[1]	81,588	1,008,428
CDI Corp.*	109,969	907,244
Kindred Healthcare, Inc.[1]	98,707	883,428
Community Health Systems, Inc.*,1	123,385	882,203
Myriad Genetics, Inc.*,1	34,266	831,636
Heidrick & Struggles International, Inc.	40,811	738,679
Korn/Ferry International	21,572	721,583
LHC Group, Inc.*	11,503	666,024
SUPERVALU, Inc.*	151,984	544,103
American Public Education, Inc.*	24,901	530,391
Quorum Health Corp.*	113,831	388,164
Resources Connection, Inc.[1]	27,142	362,346
Total Consumer, Non-cyclical		34,679,179
Financial - 14.4%
Encore Capital Group, Inc.*,1	48,857	1,959,166
United Insurance Holdings Corp.[1]	110,809	1,768,511
American Equity Investment Life Holding Co.	62,190	1,665,448
Maiden Holdings Ltd.[1]	132,460	1,470,306
INTL FCStone, Inc.*	37,463	1,465,928
Banc of California, Inc.[1]	64,013	1,315,467
World Acceptance Corp.*,1	16,983	1,283,405
Enova International, Inc.*	88,005	1,276,073
Infinity Property & Casualty Corp.	12,363	1,236,918
HCI Group, Inc.	22,955	1,035,041
Stewart Information Services Corp.	22,047	866,447
United Fire Group, Inc.	19,119	862,649
Selective Insurance Group, Inc.	15,382	779,098
Investment Technology Group, Inc.	33,349	736,012
Capstead Mortgage Corp.	74,489	728,502
Employers Holdings, Inc.	16,554	717,616
Opus Bank[1]	29,671	706,170
Horace Mann Educators Corp.	18,454	680,953
HomeStreet, Inc.*	25,351	665,464
OFG Bancorp	65,778	661,069
Navigators Group, Inc.	11,346	646,722
Astoria Financial Corp.	29,027	585,765
Waddell & Reed Financial, Inc. — Class A1	27,225	562,741
Chesapeake Lodging Trust	21,236	535,784
Safety Insurance Group, Inc.	6,157	436,839
Total Financial		24,648,094
Industrial - 14.2%
Greenbrier Companies, Inc.[1]	46,943	2,112,435
Boise Cascade Co.*	66,827	2,028,199
Benchmark Electronics, Inc.*	56,831	1,912,362
Sanmina Corp.*	50,233	1,800,853
Atlas Air Worldwide Holdings, Inc.*	27,467	1,631,540
Roadrunner Transportation Systems, Inc.*	221,132	1,543,500

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 14.2% (continued)
ArcBest Corp.	53,266	$1,480,795
Olympic Steel, Inc.	69,847	1,193,685
Briggs & Stratton Corp.	49,628	1,162,288
Electro Scientific Industries, Inc.*	124,550	1,077,358
Hub Group, Inc. — Class A*	26,968	918,261
AAR Corp.	21,811	815,731
Plexus Corp.*	14,006	750,862
General Cable Corp.	36,028	695,340
Aegion Corp. — Class A*	28,941	692,848
KapStone Paper and Packaging Corp.	27,853	636,720
TimkenSteel Corp.*,1	39,453	626,908
DXP Enterprises, Inc.*	20,801	594,701
Echo Global Logistics, Inc.*	43,445	593,024
LSB Industries, Inc.*,1	83,324	589,934
Encore Wire Corp.	13,038	581,495
Powell Industries, Inc.	17,075	543,839
Kaman Corp.	9,256	473,167
Total Industrial		24,455,845
Communications - 7.0%
Comtech Telecommunications Corp.	145,171	2,613,078
Gannett Company, Inc.	215,794	1,935,672
Time, Inc.[1]	113,235	1,590,952
New Media Investment Group, Inc.	109,373	1,524,660
QuinStreet, Inc.*	307,154	1,194,829
Scholastic Corp.	20,658	855,861
Iridium Communications, Inc.*,1	82,530	821,174
FTD Companies, Inc.*	34,162	671,283
Spok Holdings, Inc.	35,531	582,708
Black Box Corp.	37,056	292,742
Total Communications		12,082,959
Energy - 6.7%
Exterran Corp.*	93,564	2,590,786
Noble Corporation plc*,1	436,787	1,747,148
Gulf Island Fabrication, Inc.[1]	113,894	1,298,392
Atwood Oceanics, Inc.*,1	163,279	1,283,373
Green Plains, Inc.[1]	61,295	1,210,576
Era Group, Inc.*	90,179	789,968
Matrix Service Co.*	70,287	727,470
Bristow Group, Inc.[1]	81,615	601,503
SolarEdge Technologies, Inc.*	24,749	567,990
SunCoke Energy, Inc.*	42,977	384,645
Cloud Peak Energy, Inc.*,1	90,153	311,929
Total Energy		11,513,780
Basic Materials - 3.8%
AdvanSix, Inc.*	56,147	1,879,801
Century Aluminum Co.*,1	106,577	1,788,362
PH Glatfelter Co.	53,114	1,087,243
Materion Corp.	17,266	663,878
Rayonier Advanced Materials, Inc.[1]	36,726	547,585
Clearwater Paper Corp.*	10,818	531,705
Total Basic Materials		6,498,574
Technology - 3.4%
Insight Enterprises, Inc.*	42,864	1,736,848
Virtusa Corp.*,1	30,694	1,017,506
Sykes Enterprises, Inc.*	23,730	806,820
Cohu, Inc.	33,721	614,397
ManTech International Corp. — Class A	15,467	614,349
CACI International, Inc. — Class A*	4,145	518,540
Digi International, Inc.*	44,495	464,973
Total Technology		5,773,433
Total Common Stocks
(Cost $175,878,140)		171,529,991

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares, 0.85%[2]	153,537	153,537
Total Money Market Fund
(Cost $153,537)		153,537

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 14.5%
Repurchase Agreements
Daiwa Capital Markets America issued 07/31/17 at 1.07% due 08/01/17	$5,802,681	5,802,681
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 07/31/17 at 1.05% due 08/01/17	5,802,681	5,802,681
RBC Dominion Securities, Inc. issued 07/31/17 at 1.04% due 08/01/17	5,802,681	5,802,681
HSBC Securities (USA), Inc. issued 07/31/17 at 1.03% due 08/01/17	5,802,681	5,802,681
Citibank issued 07/31/17 at 1.04% due 08/01/17	1,718,071	1,718,071
Total Securities Lending Collateral
(Cost $24,928,795)		24,928,795
Total Investments - 114.5%
(Cost $200,960,472)		$196,612,323
Other Assets & Liabilities, net - (14.5)%		(24,838,470)
Total Net Assets - 100.0%		$171,773,853

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$171,529,991	$—	$—	$171,529,991
Money Market Fund	153,537	—	—	153,537
Securities Lending Collateral	—	24,928,795	—	24,928,795
Total Assets	$171,683,528	$24,928,795	$—	$196,612,323

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At July 31, 2017, the Trust consisted of twenty-three funds.

This report covers the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, Guggenheim Multi-Factor Large Cap ETF, Guggenheim S&P 100® Equal Weight ETF, Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF, Guggenheim S&P 500® Equal Weight Consumer Staples ETF, Guggenheim S&P 500® Equal Weight Energy ETF, Guggenheim S&P 500® Equal Weight ETF, Guggenheim S&P 500® Equal Weight Financials ETF, Guggenheim S&P 500® Equal Weight Health Care ETF, Guggenheim S&P 500® Equal Weight Industrials ETF, Guggenheim S&P 500® Equal Weight Materials ETF, Guggenheim S&P 500® Equal Weight Real Estate ETF, Guggenheim S&P 500® Equal Weight Technology ETF, Guggenheim S&P 500® Equal Weight Utilities ETF, Guggenheim S&P 500® Pure Growth ETF, Guggenheim S&P 500® Pure Value ETF, Guggenheim S&P 500® Top 50 ETF, Guggenheim S&P MidCap 400® Equal Weight ETF, Guggenheim S&P MidCap 400® Pure Growth ETF, Guggenheim S&P MidCap 400® Pure Value ETF, Guggenheim S&P SmallCap 600® Equal Weight ETF, Guggenheim S&P SmallCap 600® Pure Growth ETF and Guggenheim S&P SmallCap 600® Pure Value ETF.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The securities on loan are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

At July 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$981,004	$722,010	$287,594	$1,009,604
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	16,587,500	8,004,281	9,000,054	17,004,335
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	27,735,205	10,902,233	17,357,163	28,259,396
Guggenheim S&P 500® Equal Weight Energy ETF	26,591,348	9,981,519	17,628,809	27,610,328
Guggenheim S&P 500® Equal Weight ETF	782,606,215	453,278,249	351,481,698	804,759,947
Guggenheim S&P 500® Equal Weight Financials ETF	552,239	1,748	561,091	562,839
Guggenheim S&P 500® Equal Weight Health Care ETF	27,580,715	5,257,741	22,937,389	28,195,130
Guggenheim S&P 500® Equal Weight Industrials ETF	19,308,055	11,167,218	8,450,972	19,618,190
Guggenheim S&P 500® Equal Weight Technology ETF	78,848,589	29,174,943	52,276,240	81,451,183
Guggenheim S&P 500® Equal Weight Utilities ETF	11,309,372	3,176,063	8,351,723	11,527,786
Guggenheim S&P 500® Pure Growth ETF	121,531,233	70,824,448	54,562,686	125,387,134
Guggenheim S&P 500® Pure Value ETF	54,569,392	26,242,084	29,616,737	55,858,821
Guggenheim S&P MidCap 400® Equal Weight ETF	26,602,227	14,230,077	13,139,064	27,369,141
Guggenheim S&P MidCap 400® Pure Growth ETF	77,776,368	22,713,975	57,405,753	80,119,728
Guggenheim S&P MidCap 400® Pure Value ETF	29,098,851	15,869,733	14,114,451	29,984,184
Guggenheim S&P SmallCap 600® Equal Weight ETF	7,024,763	4,244,622	2,997,068	7,241,690
Guggenheim S&P SmallCap 600® Pure Growth ETF	50,611,977	32,827,682	19,021,886	51,849,568
Guggenheim S&P SmallCap 600® Pure Value ETF	34,669,197	24,928,795	11,252,023	36,180,818

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following represents a breakdown of the collateral for the repurchase agreements at July 31, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc. 1.04% - 1.05% Due 08/01/17	$167,921,889	$167,926,783	Various U.S. Government obligations and U.S. Government agency securities	$166,450,241	$171,280,328
HSBC Securities (USA), Inc. 1.03% Due 08/01/17	162,370,081	162,374,727	Various U.S. Government obligations and U.S. Government agency securities	152,354,322	165,618,481
State of Wisconsin Investment Board 1.18% Due 08/01/17	141,636,521	141,641,164	Various U.S. Government obligations and U.S. Government agency securities	130,882,164	145,086,912
Citigroup Global Markets, Inc. 1.06% Due 08/01/17	141,400,403	141,404,566	Various U.S. Government obligations and U.S. Government agency securities	410,439,033	144,228,411
J.P. Morgan Securities, LLC 1.04% Due 08/01/17	40,121,579	40,122,738	Various U.S. Government obligations and U.S. Government agency securities	41,064,964	40,924,323
RBC Dominion Securities, Inc. 1.04% Due 08/01/17	32,496,073	32,497,012	Various U.S. Government obligations and U.S. Government agency securities	179,450,200	33,145,994
Daiwa Capital Markets America 1.07% Due 08/01/17	31,756,781	31,757,725	Various U.S. Government obligations and U.S. Government agency securities	64,979,794	31,391,917
Deutsche Bank Securities, Inc. 1.08% - 1.21% Due 08/01/17	21,278,639	21,279,329	Various U.S. Government obligations and U.S. Government agency securities	20,974,586	21,705,084
Citibank 1.04% Due 08/01/17	3,353,679	3,353,776	Various U.S. Government obligations and U.S. Government agency securities	3,187,526	3,420,753
NBC Global Finance Ltd. 1.20% - 1.24% Due 08/01/17	1,211,776	1,211,816	Various U.S. Government obligations and U.S. Government agency securities	1,232,108	1,236,012

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$13,183,350	$1,726,604	$(923,734)	$802,870
Guggenheim Multi-Factor Large Cap ETF	2,513,473	46,122	(51,180)	(5,058)
Guggenheim S&P 100® Equal Weight ETF	4,489,334	193,280	(142,549)	50,731
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	96,934,843	7,627,971	(12,918,167)	(5,290,196)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	514,384,944	22,827,443	(22,573,359)	254,084
Guggenheim S&P 500® Equal Weight Energy ETF	243,204,234	6,060,046	(38,894,348)	(32,834,302)
Guggenheim S&P 500® Equal Weight ETF	12,087,703,846	2,600,185,259	(489,009,997)	2,111,175,262
Guggenheim S&P 500® Equal Weight Financials ETF	304,137,914	25,871,357	(3,133,367)	22,737,990
Guggenheim S&P 500® Equal Weight Health Care ETF	660,828,119	85,799,831	(27,340,403)	58,459,428
Guggenheim S&P 500® Equal Weight Industrials ETF	212,036,990	21,389,938	(6,578,590)	14,811,348
Guggenheim S&P 500® Equal Weight Materials ETF	109,813,716	7,987,301	(2,761,233)	5,226,068
Guggenheim S&P 500® Equal Weight Real Estate ETF	27,714,258	1,567,924	(1,586,107)	(18,183)
Guggenheim S&P 500® Equal Weight Technology ETF	1,187,262,812	209,635,524	(21,023,232)	188,612,292
Guggenheim S&P 500® Equal Weight Utilities ETF	192,771,639	13,040,733	(5,472,001)	7,568,732
Guggenheim S&P 500® Pure Growth ETF	1,802,239,969	452,814,157	(39,417,415)	413,396,742
Guggenheim S&P 500® Pure Value ETF	861,492,045	90,566,449	(36,969,046)	53,597,403
Guggenheim S&P 500® Top 50 ETF	507,820,132	168,799,704	(22,356,729)	146,442,975
Guggenheim S&P MidCap 400® Equal Weight ETF	122,672,206	16,989,851	(5,289,633)	11,700,218
Guggenheim S&P MidCap 400® Pure Growth ETF	523,176,603	74,171,455	(23,128,964)	51,042,491
Guggenheim S&P MidCap 400® Pure Value ETF	134,706,901	13,250,302	(7,060,533)	6,189,769
Guggenheim S&P SmallCap 600® Pure Growth ETF	213,005,151	30,803,789	(10,941,762)	19,862,027
Guggenheim S&P SmallCap 600® Pure Value EFT	201,583,258	20,194,126	(25,165,061)	(4,970,935)
Guggenheim SmallCap 600® Equal Weight ETF	35,450,455	6,147,752	(2,331,437)	3,816,315

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)  The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	September 29, 2017

By:	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date:	September 29, 2017